AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2014

FILE NOS. 333-189934

811-22867

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 4	☒
AND REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 6	☒

COHEN & STEERS MLP &

ENERGY OPPORTUNITY FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

TINA M. PAYNE, ESQ. COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC. 280 PARK AVENUE NEW YORK, NY 10017	MICHAEL G. DOHERTY, ESQ. ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
☐	ON [DATE] PURSUANT TO PARAGRAPH (B)
☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(1)
☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

CLASS R (MLORX) SHARES AND CLASS Z (MLOZX) SHARES

280 PARK AVENUE

NEW YORK, NEW YORK 10017

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

SEPTEMBER 30, 2014

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SUMMARY SECTION

INVESTMENT OBJECTIVE

The investment objective of Cohen & Steers MLP & Energy Opportunity Fund, Inc. (the Fund) is to provide attractive total return, comprised of current income and price appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

	Class R	Class Z
Shareholder Fees (fees paid directly from your investment):	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.00%	1.00%
Distribution (12b-1) Fee	0.50%	None
Other Expenses	1.30%	1.30%

Total Annual Fund Operating Expenses	2.80%	2.30%
Fee Waiver / Expense Reimbursement(1)	(1.20)%	(1.20)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	1.60%	1.10%

(1)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through March 31, 2015, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses; taxes on any wholly-owned C-corporation subsidiary, if applicable; and extraordinary expenses) to 1.60% for Class R shares and 1.10% for Class Z shares and after April 1, 2015, through June 30, 2016, to 1.75% for Class R shares and 1.25% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor waives its fee and/or reimburses expenses in the one-year and three-years based on the net amount pursuant to the fee waiver/expense reimbursement agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years(1)
Class R shares	$170	$669
Class Z shares	$120	$530

(1)	Reflects a scheduled adjustment to the fee waiver/expense reimbursement arrangement beginning April 1, 2015.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not yet have any audited financial statements as of the date of this prospectus, so it does not have a portfolio turnover rate to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in MLPs and Related Companies (as defined herein). The Fund may invest in MLPs and Related Companies of any market capitalization. “MLPs and Related Companies” may include:

(i) MLPs—energy-related master limited partnerships and limited liability companies that are publicly traded and treated as partnerships or C corporations for U.S. federal income tax purposes. Direct investments in MLPs may take the form of debt or equity, including, without limitation, common units, preferred units, convertible subordinated units and securities of affiliates of MLPs, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which includes, without limitation, general partner interests, incentive distribution rights, common units and subordinated units);

(ii) securities of companies other than MLPs that derive at least 50% of their revenues or operating income from the exploration, production, gathering, transportation, processing, storage, refining, distribution or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources;

(iii) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices;

(iv) securities of exchange-traded, open-end or closed-end funds that invest primarily in MLPs or their affiliates; and

(v) instruments that provide economic exposure to each type of investment listed in items (i) through (iv) above, including derivative instruments such as, among others, forward contracts, futures and options thereon, options and swaps.

MLPs are considered to be “energy related” if they own energy infrastructure in the U.S., such as assets related to exploration, development, mining, production, processing, refining, storage, gathering, processing, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide.

The Fund may invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its net assets directly in MLPs that are “qualified publicly traded partnerships” (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to regulated investment companies (“RICs”). Although the Fund has no current intention to do so, it is possible that, to the extent permitted by any applicable tax diversification rules, the Fund would invest up to 25% (or a higher amount, if permitted by any applicable tax diversification rules) of its net assets in a wholly-owned taxable subsidiary (the “Subsidiary”), which in turn may invest up to 100% of its assets in QPTPs as well as in other securities and investment instruments.

The Fund may also invest up to 50% of its net assets in foreign securities, including those issued by companies in emerging markets.

The Fund may invest up to 20% of its net assets in investments that are not MLPs and Related Companies.

Debt securities issued by MLPs and Related Companies may include those rated below investment grade (below Baa3 or BBB-) by Moody’s, S&P, Fitch or an equivalent rating by a NRSRO or that are

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unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” The Fund may invest in debt securities without regard to their maturity or credit rating.

The Fund may, but is not required to, use derivative instruments to seek to generate return, facilitate portfolio management and mitigate risks.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange or in the OTC markets. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

MLP and Related Company Securities Risks.

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Limited Partner Risk. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of equity securities issued by MLPs have the rights typically afforded to limited partners in a limited partnership. As compared to common shareholders of a corporation, holders of such equity securities have more limited control and limited rights to vote on matters affecting the partnership. There are certain tax risks associated with an investment in certain MLP units (described further under “Tax Risks” below). Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example a conflict may arise as a result of incentive distribution payments.

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Affiliated Party Risk. Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.

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General Equity Securities Risk. Equity securities issued by MLPs also are subject to the risks associated with all equity investments, including the risk that the value of such securities will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an equity security of an issuer may be particularly sensitive to general movements in the stock market, or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, equity securities of MLPs and MLP affiliates held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

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MLP Subordinated Units. MLP subordinated units are MLP units that are subordinate in the capital structure to common units. The Fund will typically purchase MLP subordinated units through negotiated transactions directly with affiliates of MLPs and institutional holders of such units or will purchase newly-issued subordinated units directly from MLPs. Holders of MLP subordinated units are typically entitled to receive minimum quarterly distributions (“MQDs”) after payments to holders of common units have been satisfied and prior to incentive distributions to the general

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partner or managing member. MLP subordinated units do not typically provide arrearage rights. MLP subordinated units typically are convertible to MLP common units at a one-to-one ratio. The price of MLP subordinated units is typically tied to the price of the corresponding MLP common unit, less a discount. The size of the discount depends upon a variety of factors, including the likelihood of conversion, the length of time remaining until conversion and the size of the block of subordinated units being purchased or sold.

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Debt Securities. Debt securities issued by MLPs are subject to the risks associated with all debt investments, including interest rate risk, credit risk and lower rated securities risk. Interest rate risk is the risk that bond prices will decline because of rising interest rates. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower rated securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities.

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MLP Affiliates and MLP I-Shares. Affiliates of MLPs, such as general partners or managing members of MLPs, may issue equity securities in which the Fund may invest. Many issuers of such equity securities are treated as C corporations for U.S. federal income tax purposes and therefore will have different tax characteristics than securities of QPTPs. MLP I-Shares are securities issued by MLP affiliates that use the proceeds from the sale of MLP I-Shares to purchase limited partnership interests in the MLP in the form of MLP i-units. Securities of MLP affiliates and MLP I-Shares represent an indirect investment in the equity securities of MLPs. Prices and volatilities of the securities of MLP affiliates and MLP I-Shares tend to correlate to the price of MLP common units. Holders of the securities of MLP affiliates and MLP I-Shares are therefore subject to the same risks as holders of equity securities of MLPs.

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MLP Funds. An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

•

ETNs. An ETN is typically an unsecured, unsubordinated debt security issued by a sponsoring institution, which may include a government entity, financial institution or corporation. ETNs are subject to the credit risk of the sponsoring institution as well as market risk. ETNs that track the performance of MLPs or MLP indices are also subject to the risks applicable to investments in MLPs.

Tax Risks. The Fund intends to qualify each year as a regulated investment company (a “RIC”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet requirements including with respect to the diversification of its assets. The treatment of certain of the Fund’s investments is unclear for these purposes. If the Fund were to fail to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income. As partnerships for U.S. federal income tax purposes, QPTPs do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business of a given QPTP, could result in a QPTP being treated as a corporation for U.S. federal income tax

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purposes, which would result in such QPTP being required to pay U.S. federal income tax on its taxable income and its distributions being treated as dividends to the extent of earnings and profits, thereby reducing the value of the Fund’s investment.

If the Fund were to establish and invest in the Subsidiary, the Fund would also be subject to tax risks associated with the Subsidiary. For U.S. federal income tax purposes, the Subsidiary would be classified as a regular, taxable corporation or so-called “C corporation,” subject to tax on its taxable income at the entity level. The Fund’s investment in such a corporation would involve complicated accounting, tax, NAV and share valuation aspects that could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders, potentially bearing on the Fund’s ability to qualify as a RIC or otherwise reducing the value of your investment in the Fund.

Energy Sector Risks. The Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs and Related Companies.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of MLPs and Related Companies to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of MLPs and Related Companies.

•	Extreme weather or other natural disasters could impact the value of MLPs and Related Companies.

•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for MLPs and Related Companies.

Subsidiary Risk. If the Fund were subsequently to invest in the Subsidiary, the Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. MLPs and Related Companies held by the Subsidiary would be generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “MLP and Related Company Securities Risks” above). There can be no assurance that the investment objective of the Subsidiary would be achieved. The Subsidiary would not be registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, would not be subject to all the investor protections of the 1940 Act. However, the Fund would wholly own and control the Subsidiary, and the Fund and the Subsidiary would both be managed by the Advisor,

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making it unlikely that the Subsidiary would take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including any investment in the Subsidiary, and would oversee the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary would be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Interest Rate Risk to MLPs and Related Companies. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other entities operating in the energy sector to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of MLPs and other entities operating in the energy sector. Rising interest rates may also impact the price of the securities of MLPs and other entities operating in the energy sector as the yields on alternative investments increase. These risks may be greater in the current market environment because certain interest rates are at historically low levels.

Liquidity Risk. Although the equity securities, including those of the MLPs, in which the Fund invests generally trade on major stock exchanges, certain securities may trade less frequently, particularly those of MLPs and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Also, the Fund may be one of the largest investors in certain sub-sectors of the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so.

Small Capitalization Risk. The Fund expects to invest in securities of MLPs and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major benchmark indexes, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and other issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on

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exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Non-diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because Class R shares have not commenced investment operations prior to the date of this Prospectus, and there is less than one year of investment operations for Class Z shares, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund’s average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

INVESTMENT MANAGEMENT

Advisor

Cohen & Steers Capital Management, Inc. (the Advisor)

Portfolio Managers

The Fund’s portfolio managers are:

•	Robert Becker—Vice President of the Fund. Mr. Becker has been a portfolio manager of the Fund since inception.

•	Ben Morton—Vice President of the Fund. Mr. Morton has been a portfolio manager of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

There are no investments minimums for Class R or Class Z shares.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business, by written request, wire transfer (call (800) 437-9912

7

for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

Please mail the signed Subscription Agreement to:

Boston Financial Data Services

Cohen & Steers Funds

P.O. Box 8123

Boston, MA 02266-8123

Phone: (800) 437-9912

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains up to the extent of the Fund’s accumulated earnings and profits, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add exposure to MLPs and energy investments to your portfolio;

•	a fund that may perform differently than other types of stock or bond funds because of the Fund’s focus on MLP and energy investments;

•	a fund offering the potential for both current income and price appreciation; and

•	a fund offering the potential for tax-advantaged dividend income.

The Fund is designed for long-term investors. Investment in the Fund involves risk. An investment in the Fund does not constitute a complete investment program. The Fund will take reasonable steps to identify and reject orders from market timers.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is to provide attractive total return, comprised of current income and price appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objective. In pursuing its investment objective, the Fund seeks both capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions with respect to securities purchased by the Fund, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive level of distributions. Their potential for capital appreciation is also evaluated. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, and distribution coverage ratio. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price to distributable cash flow multiples, distributable cash flow growth rate and distribution yield, among other metrics.

The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s SAI.

Master Limited Partnerships

MLPs are generally publicly traded entities that are organized under state law as limited partnerships or limited liability companies and receive partnership taxation treatment under the Code (sometimes referred to as “master limited partnerships”). Interests in MLPs (so-called “units”) are often traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its gross income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, mining, production, processing, refining, storage, gathering, processing, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes, and, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The

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extent of the Fund’s investments in MLPs that are treated as partnerships (i.e., QPTPs), and the manner in which the Fund makes such investments, are limited by its intention to qualify as a RIC for U.S. federal income tax purposes, and can bear on its ability to so qualify. Currently, most MLPs operate in the energy and/or natural resources sectors.

MLPs in the energy sector can generally be classified into the following industries:

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Pipeline MLPs. Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.

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Processing MLPs. Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end-user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.

•

Gathering and Processing MLPs. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production, prolonged declines in the price of natural gas or crude oil, which curtails drilling activity and therefore production, and declines in the prices of natural gas liquids and refined petroleum products, which cause lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.

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Midstream MLPs. Midstream MLPs own and operate the logistical assets used in the energy sector and are engaged in (a) the treating, gathering, compression, processing, transmission and storage of natural gas and the transportation, fractionation and storage of natural gas liquids (primarily propane, ethane, butane and natural gasoline); (b) the gathering, transportation and storage of crude oil; and (c) the transportation and storage of refined products (primarily gasoline, diesel fuel and jet fuel) and other hydrocarbon by-products. Midstream MLPs may also operate ancillary businesses including the marketing of commodities and logistical services. Midstream MLPs include MLPs that provide transportation and distribution services of energy-related products through the ownership and operation of marine transportation vessels (including tankers, barges and tugboats). Midstream MLPs and energy companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of factors including, fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.

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Propane MLPs. Propane MLPs are distributors of propane to homeowners for space and water heating and to commercial, industrial and agricultural customers. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves a small portion of the household energy needs in the

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United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. A majority of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.

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Exploration and Production MLPs (“E&P MLPs”). E&P MLPs include MLPs that are engaged in the exploration, development, production and acquisition of crude oil and natural gas properties. E&P MLP cash flows generally depend on the volume of crude oil and natural gas produced and the realized prices received for crude oil and natural gas sales.

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Coal MLPs. Coal MLPs are engaged in the owning, leasing, managing, production and sale of various grades of steam and metallurgical grades of coal. Coal MLPs derive revenue from production and sale of coal, or from royalty payments related to leases to coal producers. Electricity generation is the primary use of steam coal in the United States. The primary use for metallurgical coal is the production of steel (metallurgical coal is used to make coke, which, in turn, is used as a raw material in the steel manufacturing process). Demand for electricity and supply of alternative fuels to generators are the primary drivers of coal demand. Coal MLPs are subject to operating and production risks, such as: the MLP or a lessee meeting necessary production volumes; federal, state and local laws and regulations which may limit the ability to produce coal; the MLP’s ability to manage production costs and pay mining reclamation costs; and the effect on demand that the Environmental Protection Agency’s (“EPA”) standards set in the 1990 Clean Air Act or other laws, regulations or trends have on coal-end users.

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Marine Shipping MLPs. Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping MLPs derive revenue from charging customers for the transportation of these products utilizing the MLPs’ vessels. Transportation services are typically provided pursuant to a charter or contract, the terms of which vary depending on, for example, the length of use of a particular vessel, the amount of cargo transported, the number of voyages made, the parties operating a vessel or other factors.

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Upstream MLPs. Upstream MLPs are businesses engaged in the acquisition, exploitation, development and production of natural gas, natural gas liquids and crude oil. An Upstream MLP’s cash flow and distributions are driven by the amount of oil, natural gas, natural gas liquids and oil produced and the demand for and price of such commodities. As the underlying reserves of an Upstream MLP are produced, its reserve base is depleted. Upstream MLPs may seek to maintain or expand their reserves and production through the acquisition of reserves from other companies and the exploration and development of existing resources.

MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.

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The Fund may invest in equity securities and debt securities issued by MLPs.

•	Equity Securities of MLPs. Equity securities issued by MLPs currently consist of common units, subordinated units and preferred units.

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MLP Common Units. MLP common units are typically listed and traded on national securities exchanges, including the NYSE and the NASDAQ. The Fund will typically purchase MLP common units through open market transactions, but may also acquire MLP common units through direct placements. Holders of MLP common units have limited control and voting rights. Holders of MLP common units are typically entitled to receive a MQD, including arrearage rights, from the issuer.

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MLP Subordinated Units. MLP subordinated units are not typically listed on an exchange or publicly traded. The Fund will typically purchase MLP subordinated units through negotiated transactions directly with affiliates of MLPs and institutional holders of such units or will purchase newly-issued subordinated units directly from MLPs. Holders of MLP subordinated units are typically entitled to receive MQDs after payments to holders of common units have been satisfied and prior to incentive distributions to the general partner or managing member. MLP subordinated units do not typically provide arrearage rights. Most MLP subordinated units are convertible into common units after the passage of a specified period of time or upon the achievement by the MLP of specified financial goals.

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MLP Preferred Units. MLP preferred units are not typically listed on an exchange or publicly traded. The Fund will typically purchase MLP preferred units through negotiated transactions directly with MLPs, affiliates of MLPs and institutional holders of such units. Holders of MLP preferred units can be entitled to a wide range of voting and other rights, depending on the structure of each separate security.

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Debt Securities of MLPs. Debt securities issued by MLPs may include those rated below investment grade (below Baa3 or BBB-) by Moody’s, S&P, Fitch or an equivalent rating by a NRSRO or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” A debt security of an MLP will be considered to be investment grade if it is rated as such by one of Moody’s, S&P, Fitch or another NRSRO or, if unrated, is judged to be investment grade by the Advisor at the time of purchase. The Fund may invest in debt securities without regard to their maturity or credit rating. Investments in debt securities of MLPs will have different tax characteristics than equity securities of MLPs.

Securities of MLP Affiliates

Equity securities issued by affiliates of MLPs include certain securities issued by the general partners or managing members of MLPs. Many issuers of such equity securities are treated as C corporations for U.S. federal income tax purposes and therefore will have different tax characteristics than equity securities of QPTPs. The Fund intends to purchase equity securities of MLP affiliates through market transactions, but may also acquire such equity securities through direct placements.

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MLP I-Shares. Issuers of “MLP I-Shares” use the proceeds from the sale of MLP I-Shares to purchase limited partnership interests in the MLP in the form of MLP i-units. Thus, MLP I-Shares represent an indirect interest in an MLP limited partnership interest. MLP i-units have similar features as MLP common units in terms of voting rights, liquidation preference and distribution. MLP I-Shares themselves have limited voting rights and are similar in that respect to MLP common units. MLP I-Shares differ from MLP common units in a number of respects, including that instead of receiving

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cash distributions, holders of MLP I-Shares will typically receive distributions of additional MLP I-Shares with a value equal to the cash distributions received by common unit holders. MLP I-Shares are traded on securities exchanges.

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MLP General Partner or Managing Member Interests. The general partner or managing member interest in MLPs is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive IDRs, which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the rate of decline in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.

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ETNs Linked to MLPs. The Fund may invest in ETNs that track the performance of MLPs or MLP indices. An ETN is typically an unsecured, unsubordinated debt security issued by a sponsoring institution, which may include a government entity, financial institution or corporation. Similar to other debt securities, ETNs have a maturity date and are backed only by the credit of the sponsoring institution. The returns of ETNs are usually linked to the performance of securities or market indices, less investor fees and all other costs. When an investor buys an ETN linked to MLPs or MLP indices, the sponsoring institution promises to pay the amount related to the value of the underlying MLP(s) or MLP index, minus fees and all other costs, upon maturity. ETNs are subject to the risk that the sponsoring institutions will be unable to pay their obligations as well as the risks associated with investing in MLPs. Investments in such securities will have different tax characteristics than equity securities of MLPs.

Non-MLPs and Related Companies

The Fund may invest in common and preferred stock, convertible securities, warrants and depository receipts of companies that are organized as corporations, limited liability companies or limited partnerships, although the Fund may invest no more than 20% of its net assets in securities issued by issuers other than MLPs and Related Companies.

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Common Stock. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and may under-perform relative to fixed-income securities during certain periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the

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stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events which affect the issuers. In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.

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Preferred Stock. Preferred stock has a preference over common stock in liquidation (and generally as to dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally, the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tends to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors. In addition, some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the Fund’s portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise paid. Preferred stock of certain companies offers the opportunity for capital appreciation as well as periodic income. This may be particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock may trade more like common stock than like other fixed income securities, which may result in above average appreciation if the company’s performance improves.

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Debt Securities. The Fund may invest in the debt securities, including preferred securities and other fixed-income securities, including hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Such debt securities may include those that, at the time of investment, are rated below investment grade (below Baa3 or BBB-) by Moody’s, S&P, Fitch or an equivalent rating by an NRSRO or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” A security will be considered to be investment grade if it is rated as such by one of Moody’s, S&P, Fitch or another NRSRO or, if unrated, are judged to be investment grade by the Advisor at the time of purchase. The rate of interest on a debt obligation may be fixed, floating or variable. The Fund may invest in debt securities without regard to their maturity or credit rating.

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Convertible Securities. A convertible security is a preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible

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securities generally have characteristics similar to both fixed income and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

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Warrants and Rights. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor for inclusion in the Fund’s portfolio.

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Royalty Trusts. A royalty trust is a trust which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. These trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on a royalty trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty trust to finance internal growth through exploration is limited. Therefore, royalty trusts typically grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt.

Foreign (Non-U.S.) Securities and Depositary Receipts

The Fund may invest in securities of foreign issuers, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of ADRs, GDRs and EDRs. Generally, an ADR in registered form is a dollar denominated security designed for use in the U.S. securities markets, which represents and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets. The Fund may invest in foreign issuers in both developed and emerging markets.

Other Investment Companies

The Fund may invest in securities of closed-end funds, open-end funds, ETFs and other investment companies, including funds that invest primarily in MLPs and Related Companies, to the extent permitted under Section 12(d)(1) of the 1940 Act and the rules thereunder, or any exemption granted under the 1940 Act. An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may also be leveraged. The net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Fund. In addition, to

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the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Advisor. The Fund’s investments in other investment companies may be limited by tax considerations. Investments in investment companies that invest primarily in MLPs will generally have different tax characteristics than equity securities of MLPs.

Derivatives Transactions

The Fund may, but is not required to, use, without limit, various Derivatives Transactions described below to seek to generate return, facilitate portfolio management and mitigate risks. Although the Advisor may seek to use these kinds of transactions to further the Fund’s investment objective, no assurance can be given that it will achieve this result. The Fund may enter into (buy or sell) exchange-listed and OTC put and call options on securities (including securities of investment companies and baskets of securities), indices, and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions, such as swaps, caps, floors or collars or credit transactions; equity index, total return and credit default swaps; forward contracts; and structured investments. In addition, the Fund may enter into various currency transactions, such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures. The Fund also may purchase and sell derivative instruments that combine features of these instruments. The Fund may invest in other types of derivatives, structured and similar instruments which are not currently available but which may be developed in the future. Collectively, all of the above are referred to as “Derivatives Transactions.”

Derivatives Transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives Transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of Derivatives Transactions the Fund could lose the entire amount of its investment; in other types of Derivatives Transactions the potential loss is theoretically unlimited.

The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives Transactions. The Fund could experience losses if it were unable to liquidate its position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience the lack of liquidity, OTC non-standardized Derivative Transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market) margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of

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liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close Derivatives Transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.

Successful use of Derivatives Transactions also is subject to the ability of the Advisor to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives Transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of Derivatives Transactions may result in losses greater than if they had not been used (and a loss on Derivatives Transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to Derivatives Transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.

The Fund will be subject to credit risk with respect to the counterparties to certain Derivatives Transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated OTC transactions. Each party to an OTC derivative bears the risk that the counterparty will default.

If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared Derivatives Transactions is generally lower than for uncleared OTC Derivatives Transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy their obligations to the Fund.

The Advisor has claimed an exclusion from the definition of commodity pool operator with respect to the Fund and, therefore, is not subject to registration with the CFTC pursuant to CFTC rule 4.5 or regulation as a commodity pool operator under the CEA with respect to the Fund.

Option Strategy

The Fund may write (or sell) put or call options on indexes or securities with the intention of earning option premiums. In addition, the Fund may write call options if it desires to exit a position when the price of the underlying security rises to a particular level or it may write put options if it desires to acquire an investment at a price below the market price. The Fund may also engage in these transactions in an effort to profit from market movements. The options that the Fund writes may be

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covered or uncovered. The extent to which the Fund uses the Option Strategy, if at all, will be based on market conditions and will vary from time to time. Under normal market conditions, the notional value of the uncovered (i.e., naked) call options written by the Fund will not exceed 20% of the value of the Fund’s net assets.

An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price (the “exercise price”). Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. When the Fund writes (i.e., sells) a call option on a security held by the Fund (or a security that the Fund has the right to acquire at the same or lesser price than the exercise price of the written call), the written call option is called a “covered call.” If the Fund does not own the security underlying the written call option, or a right to acquire the security underlying the written call option at a price the same or lesser than the exercise price of the written call option, the written call option is known as a “naked call.” Similarly, when the Fund writes (i.e., sells) a put option, the position is considered covered if it owns a corresponding short position in the reference security and naked if the Fund does not own a corresponding short position in the reference security.

The values of options are determined by trading activity in the broad options markets and will be affected by, among other factors, changes in the value of the underlying securities (including those comprising an index) in relation to the exercise price, changes in dividend rates of underlying securities, changes in interest or currency rates, changes in actual or perceived volatility of the stock market and the time remaining until the expiration date.

Call option writing will reduce the potential to benefit from any appreciation in the portion of the Fund’s stock portfolio with respect to which call options are written. In effect, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the underlying security or securities held by the Fund with respect to which the option was written above the sum of the premium and the exercise price. For index options, this will depend, in part, on the extent of correlation of the performance of the Fund’s portfolio securities with the performance of the relevant index. Put option writing exposes the Fund to the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

When the Fund writes a naked call option (i.e., without holding the underlying security or instrument), the amount of the Fund’s potential loss would be theoretically unlimited. Put option writing exposes the Fund to the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

The transaction costs of buying and selling options consist primarily of the bid-ask spread and commissions (imposed in opening, closing, exercise and assignment transactions). Transaction costs may be higher for transactions effected in foreign markets than for transactions effected in U.S. markets. Transaction costs will decrease the amount of any gain or increase the amount of any loss the Fund realizes on an option. The Fund may seek to close out (terminate) an option it has written by

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buying an offsetting option or, in the case of some OTC options, agreeing with the option purchaser to terminate the transaction prior to its expiration date. If the Fund terminates an option prior to its expiration, the Fund will have to make a cash payment equal to the value of the option and may incur additional transaction costs. There can be no assurance that the Fund will be able to close out an option written by it at any particular time or at a favorable price.

The Fund generally writes options that are “at-the-money” (the exercise price of the option is equal to the value of the underlying index or stock when the option is written) or “close-to-the-money” (with an exercise price close to the current cash value of the underlying index or the market value of the underlying security when the option is written), but reserves the flexibility to write options that are more substantially “out-of-the-money” (with an exercise price above the current cash value of the underlying index or the market value of the underlying security when the option is written) or are “in-the-money” (with an exercise price below the current cash value of the underlying index or market value of the underlying security when the option is written), based on market conditions and other factors.

A securities index assigns relative values to the securities included in the index (which change periodically), and the index fluctuates with changes in the market values of those securities. An index option typically relates to the securities included in that index. The exercise of an index option requires a cash payment and does not involve the actual purchase or sale of securities. The Fund may write options on “broad-based” market indexes, as well as on narrower indexes, such as those in respect of select sectors. The Fund also may write options on ETFs and other similar instruments designed to correlate with the performance of an index or market segment. The Fund may write options on select sectors and single stocks. The underlying instruments on which the Fund writes options may be sponsored or issued by, or representative of, U.S. or foreign (non-U.S.) indexes or entities.

The Fund may write listed/exchange-traded options contracts, as well as unlisted OTC options, particularly with respect to options on foreign securities or indexes. Listed option contracts in the United States are originated and standardized by the Options Clearing Corporation (the “OCC”). Listed call options are currently traded on the NYSE, the Chicago Board Options Exchange and various other U.S. exchanges, as well as on various foreign exchanges. OTC options are not originated and standardized by the OCC or any other exchange or clearinghouse and are not listed and traded on an options exchange, and therefore involve increased liquidity, counterparty and other risks. See “Principal Risks—Option Strategy Risk.”

Conventional options have expiration dates that can generally be up to nine months from the date the options are first listed for trading. Longer-term options can have expiration dates up to three years from the date of listing. The options the Fund intends to write may be either “European-style” options, which may be exercised only during a specified period of time just prior to the expiration date, or “American-style” options, which may be exercised at any time between the date of purchase and the expiration date.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Master Limited Partnership Risk

Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their

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common units at an undesirable time or price. Many of the Fund’s investments in MLPs will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. If the Fund is one of the largest investors in certain MLPs, it may be more difficult for the Fund to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLPs by the Fund in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of the Fund.

The Fund’s ability to meet its investment objective will depend largely on the amount of the distributions it receives from the MLPs (in relation to the taxable income, gains, losses, and deductions allocated to it). The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs will vary widely from quarter to quarter and is affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. MLPs have the ability to modify their distribution policies from time to time without input from or approval of the Fund.

Conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Holders of general partner or managing member interests typically receive incentive distribution rights, which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the minimum quarterly distribution. Due to the incentive distribution rights, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of incentive distribution rights to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.

MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that those operating companies may lack or have limited operating histories. The success of the Fund’s investments in an MLP will vary depending on the underlying industry represented by the MLP’s portfolio. Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If the parent or sponsor entities fail to make payments or satisfy their obligations to an MLP, the revenues and cash flows of that MLP and ability of that MLP to make distributions to unit holders such as the Fund would be adversely affected.

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Certain MLPs in which the Fund may invest depend upon a limited number of customers for substantially all of their revenue. Similarly, certain MLPs in which the Fund may invest depend upon a limited number of suppliers of goods or services to continue their operations. The loss of those customers or suppliers could have a material adverse effect on an MLP’s results of operations and cash flow, and on its ability to make distributions to unit holders such as the Fund.

The Fund is not responsible for operating MLPs and similar entities and cannot control or monitor their compliance with applicable tax, securities and other laws and regulations necessary for the profitability of such investments. Holders of MLP units could potentially become subject to liability for all of the obligations of an MLP, if a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute “control” of the business of that MLP, or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state. Furthermore, the structures and terms of the MLPs and other entities described in this Prospectus may not be indicative of the structure and terms of every entity in which the Fund invests. Although the MLP sector has grown significantly in recent years, such market trends may not continue due to economic conditions, which are not predictable, or other factors.

Market prices generally will be unavailable for some of the Fund’s investments, including MLP subordinated units, direct ownership of general partner or managing member interests and restricted or unregistered securities of certain MLPs and private companies. The value of such securities will be determined by fair valuations determined by the Board of Directors or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board of Directors. Proper valuation of such securities may require more reliance on the judgment of GSAM than for valuation of securities for which an active trading market exists.

Tax Risks

The Fund intends to qualify each year as a RIC for U.S. federal income tax purposes under Subchapter M of the Code. For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements, including that, at the close of each quarter of its taxable year, no more than 25% of its total assets will be invested in QPTPs. The Fund expects that the MLPs in which the Fund invests will generally be QPTPs. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the IRS or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this 25% requirement. If the Fund were to establish and invest in the Subsidiary, the asset diversification requirements for RIC qualification would also require that the Fund invest no more than 25% of its total assets in the Subsidiary as of the end of each quarter of the Fund’s taxable year.

In order to qualify as a RIC, the Fund must also derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Distributions that the Fund receives from the QPTP will be qualifying income for purposes of the 90% gross income test. Certain of the Fund’s other investments, such as certain commodity-linked instruments, royalty trusts or income trusts, may not give rise to qualifying income. If the Fund were to treat income or gain from a particular investment as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would not satisfy the 90% gross income test.

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If the Fund were to fail to meet the diversification or income test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income.

MLPs are generally treated as partnerships for U.S. federal income tax purposes (i.e., QPTPs). Partnerships do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in a QPTP’s business, could result in a QPTP being treated as a corporation for U.S. federal income tax purposes, which would result in such QPTP being required to pay U.S. federal income tax on its taxable income and its distributions being treated as dividends to the extent of earnings and profits, thereby reducing the value of the Fund’s investment.

If the Fund were to establish and invest in the Subsidiary, the Subsidiary would be classified as a regular, taxable corporation or so-called “C corporation” for U.S. federal income tax purposes. The Subsidiary would generally be subject to federal and state income taxes on its income, including by reason of income allocated to the Subsidiary in respect of its investments in QPTPs or recognized on the sale of such investments. Such taxes would reduce the amount of cash that the Subsidiary had available to distribute to the Fund and the Fund’s net return on the Subsidiary’s investments in QPTPs. Any distributions out of earnings and profits by the Subsidiary to the Fund would be treated as dividend income to the Fund and taxable as such to Fund shareholders when distributed to them, which dividend income could qualify for the special treatment accorded “qualified dividend income” for individual shareholders and could be eligible for the dividends-received deduction for corporate shareholders. Also, investment in the Subsidiary would involve complicated accounting, tax, NAV and share valuation aspects that could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders, potentially bearing on the Fund’s ability to qualify as a RIC or otherwise reducing the value of your investment in the Fund.

As a partner in each QPTP, the Fund will be required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by such QPTP, regardless of whether the QPTP distributes cash to the Fund. The Fund must take such income into account in determining whether the Fund has satisfied the distribution requirements applicable to RICs under the Code. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. Distributions attributable to gain from the sale of investments in QPTPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. Although the Fund intends to make distributions quarterly, the ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year.

Changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund and/or the MLPs and Related Companies in which the Fund invests.

For more information about U.S. federal income tax consequences of an investment in the Fund, see “Taxation.”

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Energy Sector Risks

Because the Fund will invest at least 80% of its net assets in MLPs and Related Companies, the Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:

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Commodity Price Risk. MLPs and other entities operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, in the short- and long-term. Fluctuations in energy commodity prices would impact directly companies that own such energy commodities and could impact indirectly companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of OPEC; taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods. The energy sector as a whole may also be impacted by the perception that the performance of energy sector companies is directly linked to commodity prices. High commodity prices may drive further energy conservation efforts, and a slowing economy may adversely impact energy consumption, which may adversely affect the performance of MLPs and other companies operating in the energy sector. Recent economic and market events have fueled concerns regarding potential liquidations of commodity futures and options positions.

•

Depletion Risk. MLPs and other entities engaged in the exploration, development, management or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy commodities, exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies. If such companies fail to acquire additional reserves in a cost-effective manner and at a rate at least equal to the rate at which their existing reserves decline, their financial performance may suffer. Additionally, failure to replenish reserves could reduce the amount and affect the tax characterization of the distributions paid by such companies.

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Supply and Demand Risk. MLPs and other entities operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities. The volume of production of energy commodities and the volume of energy commodities available for transportation, storage, processing or distribution could be affected by a variety of factors, including depletion of resources; depressed commodity prices; catastrophic events; labor relations; increased environmental or other governmental regulation; equipment malfunctions and maintenance difficulties; import volumes; international politics, policies of OPEC; and increased competition from alternative energy sources. Alternatively, a decline in demand for energy commodities could result from factors such as adverse economic conditions (especially in key energy-consuming countries); increased taxation; increased environmental or other governmental regulation; increased

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fuel economy; increased energy conservation or use of alternative energy sources; legislation intended to promote the use of alternative energy sources; or increased commodity prices.

•

Regulatory Risk. The energy sector is highly regulated. MLPs and other entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change over time in both scope and intensity. For example, a particular input or by-product may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Specifically, the operations of wells, gathering systems, pipelines, refineries and other facilities are subject to stringent and complex federal, state and local environmental laws and regulations. These include, for example:

•	the federal Clean Air Act and comparable state laws and regulations that impose obligations related to air emissions;

•	the federal Clean Water Act and comparable state laws and regulations that impose obligations related to discharges of pollutants into regulated bodies of water;

•	the federal RCRA and comparable state laws and regulations that impose requirements for the handling and disposal of waste from facilities; and

•

the federal CERCLA, also known as “Superfund,” and comparable state laws and regulations that regulate the cleanup of hazardous substances that may have been released at properties currently or previously owned or operated by MLPs or at locations to which they have sent waste for disposal.

Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. Certain environmental statutes, including RCRA, CERCLA, the federal Oil Pollution Act and analogous state laws and regulations, impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment.

There is an inherent risk that MLPs and other entities operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or gathering pipelines could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs and other entities operating in the energy sector, and the cost of any remediation that may become necessary. MLPs and other entities operating in the energy sector may not be able to recover these costs from insurance.

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Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Fund may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are managed or produced by companies in which the Fund may invest.

In the wake of a Supreme Court decision holding that the EPA has some legal authority to deal with climate change under the Clean Air Act, the EPA and the Department of Transportation jointly wrote regulations to cut gasoline use and control greenhouse gas emissions from cars and trucks. These measures, and other programs addressing greenhouse gas emissions, could reduce demand for energy or raise prices, which may adversely affect the total return of certain of the Fund’s investments.

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Acquisition Risk. MLPs may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders. The ability of MLPs to make future acquisitions is dependent on their ability to identify suitable targets, negotiate favorable purchase contracts, obtain acceptable financing and outbid competing potential acquirers. To the extent that MLPs are unable to make future acquisitions, or such future acquisitions fail to increase the adjusted operating surplus per unit, their growth and ability to make distributions to investors will be limited. There are risks inherent in any acquisition, including erroneous assumptions regarding revenues, acquisition expenses, operating expenses, cost savings and synergies; assumption of liabilities; indemnification; customer losses; key employee defections; distraction from other business operations; and unanticipated difficulties in operating or integrating new product areas and geographic regions. Other companies operating in the energy sector may be subject to similar risks.

•

Weather Risks. Weather plays a role in the seasonality of some MLPs’ cash flows. MLPs in the propane industry, for example, rely on the winter season to generate almost all of their earnings. In an unusually warm winter season, propane MLPs experience decreased demand for their product. Although most MLPs can reasonably predict seasonal weather demand based on normal weather patterns, extreme weather conditions, such as the hurricanes that severely damaged cities along the U.S. Gulf Coast in recent years, demonstrate that no amount of preparation can protect an MLP from the unpredictability of the weather or possible climate change. The damage done by extreme weather also may serve to increase many MLPs’ insurance premiums and could adversely affect such companies’ financial condition and ability to pay distributions to shareholders. Other companies operating in the energy sector may be subject to similar risks.

•

Catastrophic Event Risk. MLPs and other entities operating in the energy sector are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. These dangers include leaks, fires, explosions, damage to facilities and equipment resulting from natural disasters, inadvertent damage to facilities and equipment and terrorist acts. Since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. These dangers give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of MLPs and

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other entities operating in the energy sector. MLPs and other entities operating in the energy sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ financial condition and ability to pay distributions to shareholders.

Industry-Specific Risks

MLPs and other entities operating in the energy sector are also subject to risks that are specific to the industry within that sector they serve.

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Pipelines. Pipeline companies are subject to the demand for natural gas, natural gas liquids, crude oil or refined products in the markets they serve, changes in the availability of products for gathering, transportation, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Companies that own interstate pipelines that transport natural gas, natural gas liquids, crude oil or refined petroleum products are subject to regulation by FERC with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. In addition, FERC has a tax allowance policy, which permits such companies to include in their cost of service an income tax allowance to the extent that their owners have an actual or potential tax liability on the income generated by them. If FERC’s income tax allowance policy were to change in the future to disallow a material portion of the income tax allowance taken by such interstate pipeline companies, it would adversely impact the maximum tariff rates that such companies are permitted to charge for their transportation services, which would in turn could adversely affect such companies’ financial condition and ability to pay distributions to shareholders.

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Gathering and processing. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production, prolonged declines in the price of natural gas or crude oil, which curtails drilling activity and therefore production, and declines in the prices of natural gas liquids and refined petroleum products, which cause lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.

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Midstream. Midstream MLPs collect, gather, transport and store natural resources and their byproducts (primarily crude oil, refined petroleum products and natural gas), generally without taking ownership of the physical commodity. Midstream MLPs may also operate ancillary businesses including the marketing of the products and logistical services. Midstream MLPs and other entities that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.

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•

Exploration and production. Exploration, development and production companies are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Reductions in prices for crude oil and natural gas can cause a given reservoir to become uneconomic for continued production earlier than it would if prices were higher, resulting in the plugging and abandonment of, and cessation of production from, that reservoir. In addition, lower commodity prices not only reduce revenues but also can result in substantial downward adjustments in reserve estimates. The accuracy of any reserve estimate is a function of the quality of available data, the accuracy of assumptions regarding future commodity prices and future exploration and development costs and engineering and geological interpretations and judgments. Different reserve engineers may make different estimates of reserve quantities and related revenue based on the same data. Actual oil and gas prices, development expenditures and operating expenses will vary from those assumed in reserve estimates, and these variances may be significant. Any significant variance from the assumptions used could result in the actual quantity of reserves and future net cash flow being materially different from those estimated in reserve reports. In addition, results of drilling, testing and production and changes in prices after the date of reserve estimates may result in downward revisions to such estimates. Substantial downward adjustments in reserve estimates could have a material adverse effect on a given exploration and production company’s financial position and results of operations. In addition, due to natural declines in reserves and production, exploration and production companies must economically find or acquire and develop additional reserves in order to maintain and grow their revenues and distributions.

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Propane. Propane MLPs are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

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Coal. MLP entities and other entities with coal assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, mining accidents or catastrophic events, health claims and economic conditions, among others.

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Marine shipping. Marine shipping (or “tanker” companies) are exposed to many of the same risks as other energy companies. In addition, the highly cyclical nature of the tanker industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the earnings of tanker companies in our portfolio. Fluctuations in charter rates and vessel values result from changes in the supply and demand for tanker capacity and changes in the supply and demand for oil and oil products. Historically, the tanker markets have been volatile because many conditions and factors can affect the supply and demand for tanker capacity. Changes in demand for transportation of oil over longer distances and supply of tankers to carry that oil may materially affect revenues, profitability and cash flows of tanker companies. The successful operation of vessels in the charter market depends upon, among other things, obtaining profitable spot charters and minimizing time spent waiting for charters and traveling unladen to pick up cargo. The value of tanker vessels may fluctuate and could adversely affect the value of tanker company securities in our portfolio. Declining tanker values could affect the ability of tanker companies to raise cash by limiting their ability to refinance their vessels, thereby adversely impacting tanker company liquidity. Tanker company vessels are at risk of damage or loss because of events such as mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have

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from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes, boycotts and government requisitioning of vessels. These sorts of events could interfere with shipping lanes and result in market disruptions and a significant loss of tanker company earnings.

Common Stock Risk

The Fund may invest in the common stocks of issuers that are non-MLPs. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Special Risks Related to Preferred Securities

There are special risks associated with investing in preferred securities, including:

•

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

•

Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.

•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

•

Limited Voting Rights. Generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

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•

Supply of Hybrid-Preferred Securities. The Financial Accounting Standards Board currently is reviewing accounting guidelines relating to hybrid-preferred securities. To the extent that a change in the guidelines could adversely affect the market for, and availability of, these securities, the Fund may be adversely affected. The legislation enacted in 2003 that reduced the Federal income tax rates on dividends may also adversely impact the market and supply of hybrid-preferred securities if the issuance of such securities becomes less attractive to issuers.

•

New Types of Securities. From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Credit and Below Investment Grade Securities Risk

Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Preferred securities normally are subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments. The Fund may invest in securities that are rated below investment grade. Securities rated below investment grade are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and below investment grade bonds are commonly referred to as “high yield bonds” or “junk bonds.” These securities are subject to a greater risk of default. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities. Yields on lower-rated securities will fluctuate. If the issuer of the lower-rated securities defaults, and the Fund may incur additional expenses to seek recovery. The market values of lower grade securities tend to be more volatile than investment grade securities.

Lower-rated securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and our ability to achieve our investment objective may, to the extent we are invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if we were investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest. We will not invest in securities which are in default at the time of purchase.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

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It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities. New laws and proposed new laws may adversely impact the market for lower-rated securities.

Interest Rate Risk

Interest rate risk is the risk that fixed-income securities such as debt securities and preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investment in such securities means that the net asset value of the Fund’s shares may tend to decline if market interest rates rise.

During periods of declining interest rates, an issuer may be able to exercise an option to prepay principal earlier than scheduled which is generally known as call or prepayment risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred and debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

Convertible Securities Risk

Although to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Royalty and Income Trust Risk

Royalty and income trusts generally make single-sector or even single-enterprise investments, and their investments are therefore sensitive to business cycles, particularly real estate or commodities trusts, and certain trusts may be considered partnerships and their interests do not provide the same limited liability protection as common stocks. Distributions from these trusts may include return of capital invested and, since valuation of a trust’s unit is most frequently driven by a multiple of the entire distribution, units of a trust distributing returns of capital may be priced above their economic value. Royalty trusts and income trusts do not guarantee minimum distributions or even return of capital, and if a trust’s investments lose money, the trust can reduce or even eliminate distributions, which will typically be accompanied by a loss in the market value of trust units. To the extent these trusts pay out more than their net income (returns of capital), the trusts’ capital will decline over time. To the extent that the value of royalty trusts or income trusts is driven by the deferral or reduction of tax, any change

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in government tax regulations to remove the benefit will reduce the trusts’ market value. Royalty trusts and income trusts frequently are found in Canada, and an investment in a Canadian trust will be subject to certain additional risks of investing in foreign securities.

Foreign Securities Risks

Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	currency devaluation;

•	fluctuating interest rates; and

•	different accounting, auditing and financial record-keeping standards and requirements.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

•	rates of inflation;

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•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

In addition, certain investments in foreign securities also may be subject to foreign withholding taxes, which would reduce the Fund’s return on such investments.

The Fund may hold foreign securities of developed market issuers and emerging market issuers. Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

As a result of these potential risks, the Advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor, have had no or limited prior experience.

Emerging Markets Risk

Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Investing in securities of companies in emerging markets also may entail risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions.

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Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability.

Risks of Investing in Other Investment Companies

To the extent the Fund invests a portion of its assets in investment companies, including open-end funds closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end funds also generally include the risks described in this prospectus associated with the Fund’s structure as a closed-end investment company, including market risk, leverage risk, risk of market price discount from net asset value, risk of anti-takeover provisions and non-diversification. In addition, investments in other investment companies may be subject to the following risks:

•	Manager Risk. The Fund’s investments in other funds are subject to the ability of the managers of those funds to achieve the funds’ investment objectives.

•	Dilution Risk. Strategies employed by a closed-end fund, such as rights offerings, may, under certain circumstances, have the effect of reducing its share price and the Fund’s proportionate interest.

•

Foreign Fund Risk. Risks associated with investments in non-U.S. funds may be different than those of investments in U.S. funds. Non-U.S. funds are subject to different regulatory regimes that may be less rigorous than in the United States in areas such as governance and financial reporting requirements. There also may be less publicly available information about such funds, and investments in these funds may carry special tax consequences. In addition, non-U.S. funds are generally subject to the risks of investing in other types of foreign securities.

•

BDCs Risk. Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.

•

ETF Risk. An ETF that is based on a specific index, whether securities, commodities or a combination of the two, may not be able to replicate and maintain exactly the composition and relative weighting of securities in the index. An ETF also incurs certain expenses not incurred by its applicable index. The market value of an ETF share may differ from its net asset value; the share may trade at a premium or discount to its net asset value, which may be due to, among other things, differences in the supply and demand in the market for the share and the supply and demand in the market for the underlying assets of the ETF. In addition, certain securities that are part of the index tracked by an ETF may, at times, be unavailable, which may impede the ETF’s ability to track its index. An ETF that utilizes leverage can, at times, be relatively illiquid, which can affect whether its share price approximates net asset value. As a result of using leverage, an ETF is subject to the risk of

33

failure in the futures and options markets it uses to obtain leverage and the risk that a counterparty will default on its obligations, which can result in a loss to the Fund.

Derivatives Transactions Risk

Derivatives Transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives Transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of Derivatives Transactions the Fund could lose the entire amount of its investment; in other types of Derivatives Transactions the potential loss is theoretically unlimited.

The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives Transactions. The Fund could experience losses if it were unable to liquidate its position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience the lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market) margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close Derivatives Transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.

Successful use of Derivatives Transactions also is subject to the ability of the Advisor to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives Transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of Derivatives Transactions may result in losses greater than if they had not been used (and a loss on a Derivatives Transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to Derivatives Transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the

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imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.

The Fund will be subject to credit risk with respect to the counterparties to certain Derivatives Transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated OTC transactions. Each party to an OTC derivative bears the risk that the counterparty will default.

If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Transactions Regulatory Risk

The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, the United States rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act will require certain OTC derivatives, including certain interest rate swaps and certain credit default index swaps to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. Further, the CFTC has recently amended certain exclusions from the definition of a “commodity pool operator” under CFTC Rule 4.5 as they apply to investment companies registered with the SEC. In the event that the Fund’s investments in commodity interests, including futures, swaps and options, exceeds a certain threshold, the Advisor may be required to register as a “commodity pool operator” with the CFTC with respect to the Fund. In the event the Advisor is required to register with the CFTC, it will become subject to additional disclosure, recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.

Option Strategy Risk

There are various risks associated with the Fund’s Option Strategy. When the Fund writes a covered call option, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the underlying security or securities held by the Fund with respect to which the option was written above the sum of the premium and the exercise price. For index options, this will depend, in part, on the extent of correlation of the performance of the Fund’s portfolio securities with the performance of the relevant index. Writing covered call options will generally limit the Fund’s ability to benefit from the full appreciation potential of its stock investments underlying the options, and the Fund retains the risk of loss (less premiums received) if the value of the underlying stock investment declines. This combination of potentially limited appreciation and full depreciation over time may lead to erosion in the value of the Fund’s portfolio, and the Fund’s performance may be lower than it otherwise would have been if it did not write covered call options.

Writing naked calls is riskier than writing covered calls because there is no underlying security held by the Fund that can act as either a full or a partial hedge. Naked calls have speculative characteristics and the potential for loss is unlimited. When a naked call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred

35

and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price of an exercised naked call, the Fund will lose the difference minus any premium received (for writing the call option).

Put option writing exposes the Fund to the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In the case of index options, the Advisor will attempt to maintain for the Fund written call option positions on equity indexes whose price movements, taken in the aggregate, are closely correlated with the price movements of securities held in the Fund’s stock portfolio. However, this strategy involves significant risk that the changes in value of the indexes underlying the Fund’s written call option positions will not correlate closely with changes in the market value of the corresponding securities held by the Fund. To the extent that there is a lack of correlation, movements in the indexes underlying the options positions may result in net losses to the Fund (including at times when the market values of securities held by the Fund are declining) that exceed option premiums received and any increase in value of the Fund’s corresponding portfolio securities.

When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position. The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.

The Fund may write unlisted OTC options, particularly with respect to foreign securities and indexes. OTC options differ from listed or exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.

Listed Options Risk

When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the OCC may not at all times be

36

adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. In addition, the hours of trading for options may not conform to the hours during which securities held by the Fund are traded. To the extent that the options markets close before the markets for underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. In addition, the Fund’s listed options transactions may be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. These limitations govern the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write may be affected by options written by other investment advisory clients of the Advisor or its affiliates. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions.

Over-the-Counter Options Risk

The Fund may write unlisted OTC options, particularly with respect to foreign securities and indexes. OTC options differ from listed or exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The counterparties to these transactions will typically be major international banks, broker-dealers and financial institutions. The Fund may be required to treat OTC options purchased, as well as securities being used to cover certain written OTC options, as illiquid. The OTC options written by the Fund will not be issued, guaranteed or cleared by the OCC. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options and may involve enhanced risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.

Restricted and Illiquid Securities Risk

The Fund may invest in investments that may be illiquid (i.e., securities that are not readily marketable). Such securities may include MLPs and Related Companies and non-MLPs and Related Companies. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Restricted securities and illiquid securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the OTC markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause

37

the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks.

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the Statement of Additional Information (SAI).

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities involve the risk that the securities will not be able to be sold promptly (i.e., within seven days) at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books and records. Restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the SEC on Form N-CSR and such reports are made available at www.cohenandsteers.com in the “Funds” section, generally within 70 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on www.cohenandsteers.com or by calling (800) 330-7348.

MANAGEMENT OF THE FUND

THE ADVISOR

The Advisor, a registered investment advisor located at 280 Park Avenue, New York, New York 10017, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of June 30, 2014, the Advisor managed approximately $52.3 billion in assets. The Advisor is a wholly-owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.”

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The Advisor is responsible for the overall management of the Fund’s portfolio.

Under its investment advisory agreement (the Investment Advisory Agreement) with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor also performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain Directors of the Fund, may also be directors, officers, or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 1.00% of the average daily NAV of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily NAV.

In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to administrative, transfer agency, custodial, legal and accounting fees. The Fund pays the Advisor a monthly fee at the annual rate of 0.05% for administration services.

The Advisor has contractually agreed to waive, through March 31, 2015, the Fund’s total annual operating expenses (excluding distribution and shareholder servicing fees; acquired fund fees and expenses; taxes on any wholly-owned C-corporation subsidiary, if applicable; and extraordinary expenses) to 1.60% for Class R shares and 1.10% for Class Z shares. Beginning April 1, 2015, the expense cap is scheduled to increase to 1.75% for Class R shares and 1.25% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

A discussion regarding the Board of Directors’ basis for approving the Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders (for the period ended May 31, 2014).

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•

Robert Becker—Mr. Becker is a vice president of the Fund. He joined the Advisor in 2003 and currently serves as senior vice president of the Advisor and CNS. Prior to joining the Advisor, Mr. Becker was a co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. Mr. Becker has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.

•

Ben Morton—Mr. Morton joined the Advisor in 2003 as a research analyst covering utilities, and currently serves as senior vice president of the Advisor and CNS. Prior to joining the Advisor, Mr. Morton was a research associate at Citigroup.

The Advisor utilizes a team-based approach in managing the Fund. Messrs. Becker and Morton, as the leaders of the team, direct and supervise the execution of the Fund’s investment strategy and lead and guide other members of the global listed infrastructure and MLP investment team.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

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PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

The Fund calculates its NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of regular trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. The Fund determines NAV per share for each class by dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number outstanding shares of that class.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor, pursuant to procedures approved by the Board of Directors, to reflect the fair market value of such securities. In addition, certain swap agreements may be valued on the basis of the prices of the underlying reference assets.

Any interest rate swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

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Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing NAV.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

If the Fund were to establish and invest in the Subsidiary, such investment would involve complicated valuation aspects in connection with the Subsidiary’s obligation to pay income taxes and therefore to accrue income tax liabilities and assets. Such accruals could result in unexpected and potentially significant valuation consequences for the Fund and for its shareholders.

HOW TO PURCHASE, EXCHANGE AND SELL FUND SHARES

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE SHARES

Class R shares are available for purchase only by group retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund. Class R shares are generally not available for purchase by retail non-retirement accounts; traditional and Roth individual retirement accounts, otherwise known as “IRAs;” SIMPLE, SEP or SARSEP plans; Coverdell Education Savings Accounts; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); or health savings accounts. Please contact your plan administrator or employee benefits office for more information.

Class Z shares are available for purchase only through financial intermediaries permitted, by contract with the Distributor, to offer shares where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class Z shares. Such intermediaries may include group retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund. Class Z shares are generally not available for purchase by retail non-retirement accounts, traditional and Roth individual retirement accounts, otherwise known as “IRAs;” SIMPLE,

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SEP or SARSEP plans; Coverdell Education Savings Accounts; plans covering self-employed individuals and their employees (formerly Keogh/ H.R. 10 plans); or health savings accounts. Please contact your financial intermediary to determine whether Class Z shares are available for purchase.

PURCHASE MINIMUMS

There are no investment minimums for Class R or Class Z shares. The Fund reserves the right to change its minimum investment requirements.

HOW TO PURCHASE FUND SHARES

FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	name(s) in which shares are to be registered;

•	address;

•	social security or tax identification number (where applicable);

•	dividend payment election;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the following:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #99055287

Attn: Cohen & Steers MLP & Energy Opportunity Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

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3. Complete the Subscription Agreement attached to this Prospectus and mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	account number;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the following:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #99055287

Attn: Cohen & Steers Income and Energy Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the Fund’s shares through authorized dealers and other financial intermediaries.

Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee.

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Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to the charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

ADDITIONAL INFORMATION ON PURCHASE OF FUND SHARES

ADDITIONAL CLASSES OFFERED

In addition to offering Class R shares and Class Z shares, the Fund also offers Class A, Class C and Class I shares, which are described in separate prospectuses. To obtain a prospectus for these classes, contact Boston Financial Data Services, Inc. (the Transfer Agent) by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

DEALER COMPENSATION

Dealers will be paid a commission when you buy shares and may also be compensated through the distribution fees paid by the Fund with respect to Class R shares. In addition, dealers may charge fees for administrative and other services that such dealers provide to Fund shareholders. These fees may be paid by the Advisor (or an affiliate) out of its own resources and/or by the Fund pursuant to a networking or sub-transfer agency arrangement. See Additional Information—Networking and Sub-Transfer Agency Fees.

AUTOMATIC INVESTMENT PLAN AND PURCHASES BY ACH

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement attached to this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the Plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

The Plan and purchases by ACH may not be available to customers of certain financial intermediaries. Please contact your dealer or financial service firm for more information.

The Fund reserves the right to reject or cancel any purchase order and to withdraw or suspend the offering of shares at any time. In addition, the Fund reserves the right to waive or change its minimum investment requirements. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

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EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. If you exchange Fund shares for shares of another Cohen & Steers open-end fund that imposes sales charges, you must exchange into shares of the same class of such other fund.

You may, under certain circumstances, exchange Fund shares for a different class of shares of the same Fund, and move shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. To qualify for a potential exchange, you must be eligible to purchase the class of shares you wish to exchange into (including satisfying any applicable investment minimum) and, if you invest in the Fund through an intermediary, your intermediary must have an arrangement with the Distributor to offer such class. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund share class exchange is not expected to result in the realization by the investor of a capital gain or loss; however, shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund. In addition, shareholders are advised to consult with their own tax advisors with respect to any tax consequences to them relating to an exchange of Fund shares for shares of a different Cohen & Steers fund. Please speak with your financial intermediary or tax advisor if you have any questions.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by SSgA Funds Management, Inc. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring, and all exchanges are subject to any other limits on sales for or exchanges into that fund. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or suspend telephone exchange privileges without notice during periods of drastic economic or market changes. We may modify or revoke the exchange privilege for all shareholders upon 60 days’ prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes that this shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers, or other financial intermediaries or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

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Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of regular trading on the NYSE that day, generally 4:00 p.m., eastern time. Orders received after the close of regular trading on the NYSE will receive the NAV next determined.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days’ notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers MLP & Energy Opportunity Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed;

•	identify your account number and tax identification number; and

•	be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.

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OTHER REDEMPTION INFORMATION

Payment of Redemption Proceeds

The Fund will send you redemption proceeds by check. However, if you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions as permitted by the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV at the beginning of the period.

Signature Guarantee

You may need to have your signature guaranteed (STAMP 2000 Medallion) in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);

•	sending redemption proceeds to any person, address or bank account not on record; and

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. A Signature Validation Program (SVP) stamp may be accepted for certain non-financial shareholder account changes.

Systematic Withdrawal Plan

Shareholders may redeem their shares through a Systematic Withdrawal Plan (SWP). Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. For additional information on the SWP, please contact the Transfer Agent at (800) 437-9912. The SWP may be terminated at any time by the Fund.

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Redemption of Small Accounts

If your Class R or Class Z account has a value of $100 or $250, respectively, or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days’ notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to the minimum purchase amounts or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of the Fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, excessive trading is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Under these procedures, the Fund generally prohibits more than two purchases and sales or exchanges of its shares within a 60 day calendar period.

The following transactions are excluded when determining whether trading activity is excessive (i) transfers associated with systematic purchases or redemptions; (ii) transactions through firm-sponsored discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

If, based on these procedures, the Advisor determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.

In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund

48

families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

ADDITIONAL INFORMATION

DISTRIBUTION PLAN (CLASS R SHARES ONLY)

The Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to the Fund’s Class R shares, which allows the Fund to pay fees for the sale, distribution and/or shareholder servicing with respect to Class R shares. Under the Distribution Plan, the Fund may pay the Distributor a monthly fee at an annual rate of up to 0.50% of average daily value of the Fund’s net assets attributable to the Class R shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for (i) their assistance in the distribution of the Fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of Prospectuses to prospective investors; or (ii) shareholder services such as processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

Payments received under the Distribution Plan with respect to Class R shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. The Distributor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in any fiscal year of the Fund, which are not reimbursed from payments under the Distribution Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by such financial intermediaries, or (2) the number of Fund shareholders serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, distribution or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency services at its own expense and out of its own profits.

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OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. These payments may be significant to the dealers and the financial intermediaries, and may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Please contact your dealer or intermediary for details about payments it may receive. For further details, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elect to have them paid to you in cash. It is possible that a substantial portion of the Fund’s distributions will constitute a return of capital to shareholders for tax purposes. Refer to the section titled “Tax Considerations” for information about the tax considerations relevant to a return of capital.

TAX CONSIDERATIONS

The following discussion summarizes only, except as specifically noted, the U.S. federal income tax consequences of investing in the Fund and is based on the U.S. federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors, including foreign shareholders (as defined below). Investors should consult their own tax advisers for more detailed information and for information regarding the impact of state, local and foreign taxes on an investment in the Fund.

If, in and with respect to any taxable year, the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. It is possible that a substantial portion of the Fund’s distributions may be considered a return of capital to shareholders.

Dividends paid to you out of the Fund’s investment income will generally be taxable to you as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions from the sale of investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to you as long-term capital gains

50

includible in net capital gains and taxed to individuals at reduced rates. Distributions from the sale of investments that the Fund owned for one year or less are taxable to you as ordinary income.

If a portion of the Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by the Fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the Fund. The Fund generally does not expect a significant portion of its dividends to be eligible for the dividends-received deduction or to qualify as QDI.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends but excluding any exempt-interest dividends, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares. If you buy shares of the Fund when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution. A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

The Fund intends to elect to be treated as, and intends to qualify annually for treatment as a RIC under Subchapter M of the Code. In order for the Fund to qualify and be treated as a RIC, the Fund must meet requirements with respect to sources of its income, diversification of its assets and distribution of its income and gains. If the Fund meets these requirements, the Fund generally will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund’s investments in MLPs and certain related investments may be limited by the Fund’s intention to qualify as a RIC, and may bear on the Fund’s ability to so qualify. Specifically, at the close of each quarter of the Fund’s taxable year, the Fund’s investments in QPTPs must not exceed 25% of its total assets. The Fund expects that the MLPs in which the Fund invests generally will be QPTPs. The treatment of certain of the Fund’s other MLP-related investments is unclear for purposes of the 25% limit on investments in QPTPs; if the IRS were to characterize certain of the Fund’s other MLP-related investments as investments in QPTPs for purposes of the 25% limit, the Fund’s status as a RIC could be jeopardized. If the Fund were to fail to meet any one of these requirements, the Fund could in some cases cure such failure including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, the Fund would be subject to tax on its taxable income and net capital gains at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

In order to avoid a 4% U.S. federal excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income treated as arising during the calendar year, (2) 98.2% of its capital gains in excess of its capital losses for the one-year period ending

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on October 31 (or such other date as the Fund elects, if it is eligible to and does so elect), and (3) any such ordinary income and net capital gains for preceding years that were not distributed or taxed. The Fund is dependent on the underlying entities in which it invests to provide the Fund with sufficient information in a timely manner in order to calculate the amount it must distribute to avoid the excise tax. Although the Fund intends to make sufficient distributions to avoid the 4% U.S. federal excise tax, the Fund can provide no assurance that it will be able to do so.

The Fund’s investments in QPTPs are subject to special and complex U.S. federal income tax provisions. Generally, if a MLP derives at least 90% of its gross income from qualifying sources described in Section 7704 of the Code in a taxable year (very generally, income and gains from activities related to minerals and natural resources, such as production, mining, transportation or marketing activities), it will be treated as a partnership for U.S. federal income tax purposes that year (i.e., a QPTP). If a QPTP in which the Fund invests were not to meet this income requirement and as a result were treated as a corporation for U.S. federal income tax purposes, such QPTP would be required to pay U.S. federal income tax on its taxable income and the after-tax return to the Fund with respect to its investment in such QPTP could be significantly reduced.

When the Fund invests or is treated for tax purposes as investing in equity securities of an QPTP, the Fund will be a partner in such QPTP. Accordingly, the Fund will be required to include in its taxable income its allocable share of the income, gains, losses and deductions recognized by each such QPTP, whether or not the QPTP distributes a corresponding amount of cash. A distribution from a QPTP is treated as a tax-free return of capital to the extent of the Fund’s tax basis in its QPTP interest and as gain from the sale or exchange of the QPTP interest to the extent the distribution exceeds the Fund’s tax basis in its QPTP interest. If the Fund distributes a portion or all of such excess cash that is not supported by other income of the Fund, the distribution will be treated as a return of capital to shareholders for U.S. federal income tax purposes. Based upon a review of the historic results of the type of QPTPs in which the Fund intends to invest, the Fund expects that the cash distributions it will receive with respect its investments in equity securities of QPTPs will exceed the taxable income allocated to the Fund from such QPTPs because of accelerated deductions available with respect to the activities of such QPTPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger amount of taxable income than expected, which will result greater taxable distributions to shareholders. Further, because of these accelerated deductions, the Fund will likely realize taxable income in excess of economic gain with respect to interests in such a QPTP on the disposition of such interests (or if the Fund does not dispose of the QPTP, the Fund will likely realize taxable income in excess of cash flow with respect to the QPTP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of the a Fund’s QPTP interest or sale by the QPTP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income.

Certain of the Fund’s other investments, including certain debt instruments, derivatives, ETNs and foreign securities or foreign currencies, as well as any future investment in the Subsidiary, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate investments, including when it is not advantageous to do so, in order to make required distributions). Further, the application of the requirements for treatment as a RIC under the Code can

52

be unclear with respect to certain of these investments. As a result, there can be no assurance that a Fund will be able to maintain its status as a RIC.

In order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Allocations to the Fund from QPTPs will be qualifying income for purposes of the 90% gross income test. Certain of the Fund’s other investments, such as certain commodity-linked instruments, royalty trusts or income trusts, and certain ETFs ( e.g. , ETFs investing in gold bullion), may not give rise to qualifying income. If the Fund were to treat income or gain from a particular investment as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would not satisfy the 90% gross income test.

Certain income received from sources outside the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may make an election to pass through to its shareholders the amount of foreign income taxes paid by it. If the Fund makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations.

Any transaction by the Fund in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Please see the Subscription Agreement or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

We may be required to withhold U.S. federal income tax from all taxable distributions and redemptions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

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Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

Non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships (foreign shareholders) are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Please see the SAI for more detailed tax information.

FINANCIAL HIGHLIGHTS

The Fund has not yet completed a fiscal year of operations so financial highlights are not yet available.

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MLORAGRZ-0914

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC. — CLASS R SHARES AND CLASS Z SHARES

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)

☐	A. Retirement Plan or Other Entity

Name of Retirement Plan or Other Entity	Tax Identification Number*

Check the box that describes the entity establishing the account:

☐	Retirement plan governed by ERISA.

☐	Other. Attach copy of document that formed entity or by laws or similar document. Call (800) 437-9912 to see if additional information is required.

*	If applied for, include a copy of application for social security or tax identification number.

2	Address

(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted.) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

3	Investment Information

Class of shares (please check one):*    ☐  R     ☐  Z

(Class Z purchased if no box checked)

$                          Amount to invest. Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers MLP & Energy Opportunity Fund, Inc.”

☐	Wire through the Federal Reserve System.**

*	Class R and Z shares are available for purchase only by group retirement plans. Class R and Z shares are generally not available for purchase by retail non-retirement accounts or traditional or Roth individual retirement accounts. Please see the Types of Shareholders Qualified to Purchase Shares section of the Prospectus for more information.
**	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the Prospectus for wire instructions.

4

Cost Basis Information

Federal law requires mutual fund companies to report cost basis information to shareholders and to the Internal Revenue Service (“IRS”) on mutual fund shares acquired and subsequently redeemed after December 31, 2011 (“covered shares”). In order to provide you and the IRS with accurate cost basis accounting, you are being asked to select a cost basis method to be applied to your covered shares.

Please consult your tax adviser to determine which
method best suits your individual tax situation.

If you do not elect a method, the Fund default method of Average Cost will apply until it is either revoked or changed by you.

Please check one of the following available cost basis methods:

☐
Average Cost (ACST)—The purchase price of all shares in the account are averaged

☐
First In, First Out (FIFO)—Depletes shares beginning with the earliest acquisition date

☐
Last In, First Out (LIFO)—Depletes shares beginning with the most recent acquisition date

☐
High Cost (HIFO)—Depletes shares beginning with the most expensive shares

☐
Low Cost (LOFO)—Depletes shares beginning with the least expensive shares

☐
Loss/Gain Utilization (LGUT)—Depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares

☐
Specific Lot Identification—Depletes shares according to the lots chosen by the shareholder at the time of each redemption. If you choose this method, you will need to select a secondary cost basis method to be used for systematic redemptions in cases where the lots you designate are insufficient or unavailable. Please check one of the following:

☐
First In, First Out (FIFO)

☐
Last In, First Out (LIFO)

☐
High Cost (HIFO)

☐
Low Cost (LOFO)

☐
Loss/Gain Utilization (LGUT)

Your elected cost basis method will be applied to all covered shares in this account and future accounts opened with the
Cohen & Steers Funds that have the identical name, account type and registration as listed on this Subscription Agreement.

5

Automatic Investment Plan

A.
The automatic investment plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you ($50 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                         from my checking account beginning
on                        *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.
☐  Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($50 minimum) deducted from your checking account.*

*
To initiate the Automatic Investment Plan or the Auto-Buy option, Section 10 of this Subscription Agreement must be completed.

6

Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐
I decline the exchange privilege.

Please continue application on reverse side.

7

Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to
Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐
I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current
Prospectus.

☐
I wish to have redemption proceeds paid by wire (please complete Section 10).

8

Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends

☐ Reinvest.

☐ Pay in cash.

Capital Gains

☐ Reinvest.

☐ Pay in cash.

☐

I wish to have my distributions paid by wire (please complete Section 10).

9

Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name

Bank ABA Number

Street or P.O. Box

Bank Account Number

City and State Zip Code

Account Name

10

Signature and Certifications

(a)
By signing this agreement, I represent and warrant that:

(1)
I have the full right, power, capacity and authority to invest in the Fund;

(2)
I am of legal age in my state of residence or am an emancipated minor;

(3)
All of the information on this agreement is true and correct; and

(4)
I will notify the Fund immediately if there is any change in this information.

(b)
I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)
I am aware that under the laws of certain states, the assets in my account may be transferred (escheated) to the state if no activity occurs in my account within a specified period of time.

(d)
If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)
The taxpayer identification number and tax status shown on this form are correct.

(2)
I am not subject to backup withholding because:

•

I am exempt from backup withholding, OR

•

  I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•

The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)
I am a U.S. person (including resident alien).

(e)
If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)
Indicate country of residence for tax purposes

Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(f)
Additional Certification:

(1)
Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)
I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x

Signature*

Date

Name and Title

*
If shares are to be registered in a Retirement Plan or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor
(alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above).

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer
Agent of any purchases made under a Letter of Intention, Rights of Accumulation or Aggregating Accounts. If the Subscription Agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

Dealer’s Name

Dealer Number

Main Office Address

Branch Number

(          )

Representative’s Name

Rep. Number

Branch Address

Telephone Number

Authorized Signature of Dealer

Date

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers MLP & Energy Opportunity Fund, Inc., the following documents are available to you without any charge either upon request or at www.cohenandsteers.com:

•

Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the
SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above, as well as other information, or to make any other inquiries, please contact us:

By telephone

(800) 437-9912

By mail

Cohen & Steers Income and Energy Fund, Inc.

c/o Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

By e-mail

marketing@cohenandsteers.com

On the Internet

www.cohenandsteers.com

This information may also be available from your broker or financial intermediary. In addition, other information about the Fund (including the Fund’s SAI) may be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C., where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

•

  By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C.
20549-1520. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK
AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-22867

MLORXPRORZ-0914

280 PARK AVENUE

NEW YORK, NEW YORK 10017

(800) 437-9912

STATEMENT OF ADDITIONAL
INFORMATION

July 1, 2014, amended and restated September 30, 2014

This Statement of Additional Information (SAI) is not a prospectus, but supplements and should be read in conjunction with the current
Prospectus of each fund listed below (each, a Fund and collectively, the Funds), as such Prospectuses may be supplemented from time to time:

Fund

Abbreviation

Share Class/Ticker

Fiscal Year End

Prospectus Date

Cohen & Steers Active Commodities Strategy Fund, Inc.

Active Commodities Strategy Fund

Class A/CDFAX

April 30

May 1, 2014

Class C/CDFCX

Class I/CDFIX

Class R/CDFRX

Class Z/CDFZX

September 30, 2014

Cohen & Steers Dividend Value Fund, Inc.

Dividend Value Fund

Class A/DVFAX

February 28

July 1, 2014

Class C/DVFCX

Class I/DVFIX

Class R/DVFRX

Class Z/DVFZX

September 30, 2014

Cohen & Steers Global Infrastructure Fund, Inc.

Global Infrastructure Fund

Class A/CSUAX

December 31

May 1, 2014

Class B/CSUBX

Class C/CSUCX

Class I/CSUIX

Class R/CSURX

Class Z/CSUZX

September 30, 2014

Cohen & Steers Global Realty Shares, Inc.

Global Realty Shares

Class A/CSFAX

December 31

May 1, 2014

Class B/CSFBX

Class C/CSFCX

Class I/CSSPX

Class R/GRSRX

Class Z/CSFZX

September 30, 2014

Cohen & Steers Institutional Global Realty Shares, Inc.

  Institutional Global   Realty
Shares

GRSIX

December 31

May 1, 2014

Cohen & Steers Institutional Realty Shares, Inc.

Institutional Realty Shares

CSRIX

December 31

May 1, 2014

Cohen & Steers International Realty Fund, Inc.

International Realty Fund

  Class A/IRFAX   Class
C/IRFCX Class I/IRFIX

December 31

May 1, 2014

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

MLP & Energy Opportunity Fund

Class A/MLOAX

November 30

December 19, 2013

Class C/MLOCX

Class I/MLOIX

Class R/MLORX

Class Z/MLOZX

September 30, 2014

Cohen & Steers Preferred Securities and Income Fund, Inc.

Preferred Securities and Income Fund

Class A/CPXAX

December 31

May 1, 2014

Class C/CPXCX

Class I/CPXIX

Class R/CPRRX

Class Z/CPXZX

September 30, 2014

Cohen & Steers Real Assets Fund, Inc.

Real Assets Fund

Class A/RAPAX

December 31

May 1, 2014

Class C/RAPCX

Class I/RAPIX

Class R/RAPRX

Class Z/RAPZX

Cohen & Steers Real Estate Securities Fund, Inc. (formerly known as “Cohen & Steers Realty Income Fund, Inc.”)

Real Estate Securities Fund

Class A/CSEIX

December 31

May 1, 2014

Class B/CSBIX

Class C/CSCIX

Class I/CSDIX

Class R/CIRRX

Class Z/CSZIX

September 30, 2014

Cohen & Steers Realty Shares, Inc.

Realty Shares

CSRSX

December 31

May 1, 2014

Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. This SAI is incorporated by reference in its entirety into each Prospectus. Copies of the SAI, the Prospectuses and each Fund’s Annual and Semi-Annual Reports may be obtained free of charge by writing to the address or calling the phone number shown above or by visiting cohenandsteers.com.

STATEMENT OF
ADDITIONAL INFORMATION

Each Fund is an open-end management investment company organized as a Maryland corporation on the following respective dates:

Fund

Date of Incorporation

Active Commodities Strategy Fund

February 11, 2014

Dividend Value Fund

November 9, 2004

Global Infrastructure Fund

January 13, 2004

Global Realty Shares

February 14, 1997

Institutional Global Realty Shares

May 11, 2006

Institutional Realty Shares

October 13, 1999

International Realty Fund

November 23, 2004

MLP & Energy Opportunity Fund

July 8, 2013

Preferred Securities and Income Fund

February 22, 2010

Real Assets Fund

October 25, 2011

Real Estate Securities Fund

July 3, 1997

Realty Shares

April 26, 1991

Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, and Institutional Global Realty Shares are
classified as diversified funds. Each other Fund is classified as a non-diversified fund.

Realty Shares, Institutional Global Realty Shares
and Institutional Realty Shares are no-load Funds.

Much of the information contained in this SAI expands on subjects discussed in each
Fund’s Prospectus. No investment in the shares of a Fund should be made without first reading the Prospectus.

INVESTMENT STRATEGIES AND
POLICIES

The following chart, which supplements the information in each Fund’s Prospectus, indicates some of the specific investments and investment techniques applicable to each Fund. Additional policies and restrictions (including total or net asset limitations) are described in the Prospectus and below in this SAI. See the applicable Fund’s Prospectus and Additional Information Regarding Fund Investments in this SAI for more information, including important risk disclosure, about the investments and investment techniques applicable to your Fund.

Types of Investments

Active Commodities Strategy Fund

Dividend Value Fund

Global Infrastructure Fund

Global Realty Shares

Institutional Global Realty Shares

Institutional Realty Shares

International Realty Fund

MLP & Energy Opportunity Fund

Preferred Securities and Income Fund

Real Assets Fund

Real Estate Securities Fund

Realty Shares

Below Investment Grade Securities

✓

✓

✓

✓

✓

✓

✓

Borrowing for Investment Purposes

✓

✓

✓

Canadian Royalty Trusts

✓

✓

✓

Cayman Subsidiary

✓

✓

Cash Reserves

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Commodities

✓

✓

✓

Companies in the Financials Sector

✓

✓

✓

✓

✓

Convertible Securities

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Types of Investments

Active Commodities Strategy Fund

Dividend Value Fund

Global Infrastructure Fund

Global Realty Shares

Institutional Global Realty Shares

Institutional Realty Shares

International Realty Fund

MLP & Energy Opportunity Fund

Preferred Securities and Income Fund

Real Assets Fund

Real Estate Securities Fund

Realty Shares

Credit Derivatives

✓

✓

✓

✓

Debt Securities

✓

✓

✓

✓

✓

✓

✓

Emerging Market Securities

✓

✓

✓

✓

✓

✓

✓

Energy Companies

✓

✓

✓

✓

✓

✓

Exchange-Traded Notes

✓

✓

✓

Foreign Currency and Currency Hedging Transactions

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Futures Contracts and Options on Futures Contracts

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Foreign Securities

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Gold and Other Precious Metals

✓

✓

Healthcare Companies

✓

✓

✓

Illiquid Securities

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Industrial Companies

✓

✓

✓

✓

✓

Interest Rate Swaps and Credit Default Swaps

✓

✓[1]

✓

✓

✓

Master Limited Partnerships

✓

✓

✓

✓

Mortgage-Backed and Asset-Backed Securities

✓

✓

✓

✓

✓

Municipal Securities

✓

✓

✓

Natural Resource Companies

✓

✓

✓

Other Investment Companies

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Options on Securities and Stock Indexes

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Preferred Securities

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Real Estate Companies and Real Estate Investment Trusts

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Repurchase Agreements

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Securities Lending

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

Short Sales

✓

✓

✓

✓

✓

✓

✓

✓

Structured Notes

✓

✓

✓

✓

Telecommunications and Media Companies

✓

✓

✓

✓

✓

Utility Companies

✓

✓

✓

✓

✓

✓

Warrants and Rights

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

✓

[1]
Interest rate swaps only.

ADDITIONAL
INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the information set forth in the Prospectuses and in the table above relating to each Fund’s investments and risks. Except as otherwise provided in the Prospectuses or as discussed below, each Fund’s investment objective, strategies and investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment objective or policies without written notice to shareholders. In addition, shareholders will be provided with at least
60 days prior written notice of any change to a Fund’s “80%” investment policy as described in that Fund’s Prospectus (e.g., Real Estate Securities Fund’s policy of investing at least 80% of its total assets in income-producing common stocks and other equity securities issued by real estate companies, such as real estate investment trusts).

BELOW INVESTMENT GRADE SECURITIES

For Active Commodities Strategy Fund, Dividend Value Fund, Global Realty Shares, MLP & Energy Opportunity Fund, Preferred Securities and
Income Fund, Real Assets Fund and Real Estate Securities Fund: The Fund may invest in securities that are rated below investment grade. Securities rated below investment grade are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and these bonds are commonly referred to as “high yield” or “junk” securities. These securities are subject to a greater risk of default. The prices of these lower-grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher-grade securities. Lower-grade securities tend to be less liquid than investment grade securities. The market values of lower-grade securities tend to be more volatile than investment grade securities. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example, below Baa3 or BBB- by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”))
or, if unrated, are judged to be below investment grade by Cohen & Steers Capital Management, Inc. (the “Advisor”). Although a company’s senior debt rating may be, for example, BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating. See Appendix B for a description of certain ratings.

Lower-rated securities, or
equivalent unrated securities, may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher-quality debt securities, and a Fund’s ability to achieve its investment objective may, to the extent the Fund is invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities.
Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of a Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities. New laws and proposed new laws may adversely impact the market for lower-rated securities.

BORROWING FOR INVESTMENT PURPOSES

For Active Commodities Strategy Fund, Global Realty Shares
and Real Assets Fund: The Fund may borrow up to 30% of the value of its total assets to increase its holdings of portfolio securities. The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days, not including Sundays and holidays) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s portfolio are disadvantageous from an investment standpoint. Leveraging by means of borrowing, which is deemed to be a speculative technique, may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the
Fund’s net asset value (NAV). Money borrowed also will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CANADIAN ROYALTY TRUSTS

For Global
Infrastructure Fund, MLP & Energy Opportunity Fund and Real Assets Fund: The Fund may invest in Canadian royalty trusts. A Canadian royalty trust is a trust whose securities are listed on a Canadian stock exchange and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. These trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on a Canadian royalty trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a Canadian royalty trust to finance internal growth through exploration is limited. Therefore,
Canadian royalty trusts typically grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt.

CAYMAN SUBSIDIARY

For Active Commodities Strategy Fund and Real Assets Fund:
The Active Commodities Strategy Fund and the Real Assets Fund may invest up to 25% of their total assets in Cohen & Steers Active Commodities Strategy, Ltd. and Cohen & Steers Real Assets Fund Ltd., respectively, their wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest in commodity-linked derivative instruments, as described under “Commodities” and “Derivatives
Transactions” below, and investments related to gold and precious metals as described under “Gold and Precious Metals” below.

Since the Funds may invest a substantial portion of their assets in the Subsidiaries, which may hold certain of the investments described in the
Funds’ Prospectuses and this SAI, the Funds may be considered to be investing indirectly in those investments through their Subsidiaries. Therefore, references in the Funds’ Prospectuses and in this SAI to investments by the Funds also may be deemed to include the Funds’ indirect investments through the Subsidiaries.

The Subsidiaries are not registered under the Investment Company Act of 1940, as amended (the
“1940 Act”), and are not directly subject to its investor protections, except as noted in the Funds’ Prospectuses or this SAI. However, the Subsidiaries are wholly-owned and controlled by the Funds and managed by the Advisor. The
Funds’ Board has oversight responsibility for the investment activities of the Funds, including their expected investment in the Subsidiaries, and the Funds’ role as the sole shareholder of the Subsidiaries. Also, in managing the
Subsidiaries’ portfolios, the Advisor is subject to the same investment policies and restrictions that apply to the management of the Funds, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiaries’ portfolio investments and shares of the Subsidiaries.

Changes in the laws of
the United States (where the Funds are organized) and/or the Cayman Islands (where the Subsidiaries are incorporated), could prevent the Funds and/or the Subsidiaries from operating as described in the Funds’ Prospectuses and this SAI and could negatively affect the Funds and their shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiaries, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiaries to pay Cayman Islands taxes, the investment returns of the Funds would likely decrease.

CASH RESERVES

For each Fund (other than Active Commodities Strategy Fund): Each Fund’s cash reserves, in each case held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of a Fund’s total assets. If the Advisor has difficulty finding an adequate number of undervalued equity securities, all or any portion of a Fund’s assets may also be invested temporarily in money market instruments. Cash reserves in excess of 20% of a Fund’s total assets will be maintained for defensive purposes only. These limitations on cash reserves do not apply to cash set aside to satisfy any applicable margin or collateral requirements for a Fund’s derivative positions.

Money market instruments in which a Fund may invest its cash reserves may consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements (see “Debt Securities—U.S. Government Obligations” below regarding U.S. Government obligations and “Repurchase Agreements” below regarding repurchase agreements); commercial paper rated by any NRSRO, such as Moody’s Investors Moody’s or S&P; certificates of deposit; bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds (see “Other
Investment Companies”). A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

COMMODITIES

For Active Commodities Strategy Fund, Real Assets Fund and MLP & Energy
Opportunity Fund: The Active Commodities Strategy Fund and the Real Assets Fund gain exposure to commodities, either directly or through the Subsidiaries, through commodity-linked derivative instruments such as commodity futures and forward contracts, commodity swaps agreements, options on commodity futures and structured notes linked to the value of commodities. Additional information on the Subsidiaries is set forth under “Cayman Subsidiary” above. Additional information regarding specific commodity-linked derivatives is set forth under “Derivatives Transactions” below. The MLP & Energy Opportunity Fund gains exposure to commodities through its investment in MLPs and related companies that operate in the energy sector. The Funds, either directly or through the Subsidiaries for Active Commodities Strategy Fund and Real Assets Fund, may also gain exposure to commodities through investment in certain investment companies, including exchange-traded funds (“ETFs”), and other pooled investment vehicles that invest primarily in commodities or commodity-related instruments, and in exchange-traded notes (“ETNs”) linked to the value of commodities. Active
Commodities Strategy Fund and Real Assets Fund treat physically settled commodities contracts as cash-settled positions.

The prices of
commodity-linked derivatives may move in different directions than investments in traditional equity and debt securities. For example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.

Historically, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds generally was negative.
This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

The reverse may be
true during “bull markets,” when the value of traditional securities such as stocks and bonds is increasing. The Funds’ commodity-related investments may be expected not to perform as well as an investment in traditional securities.
Over the long term, the returns on the Funds’ commodity-related investments are expected to exhibit low or negative correlation with stocks and bonds.

COMPANIES IN THE FINANCIALS SECTOR

For Active Commodities Strategy Fund, Dividend Value Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real
Assets Fund: Securities in which the Fund invests also may include securities of financial services companies. Companies in the financial services sector include commercial banks, industrial banks, insurance companies, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies and companies providing similar services. The Funds may also have exposure to financial companies to the extent they are counterparties to the Funds’ derivative investments.

Events that affect the
financial services industries will have a greater effect on these Funds than they would on a fund that is more widely diversified among a number of unrelated industries. For example, financial services companies can be significantly affected by availability and cost of capital and changes in interest rates, insurance claims activity and general economic conditions. Financial services companies are subject to extensive government regulations, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge and can have a significant impact on profitability. Losses resulting from financial difficulties of borrowers and declines in the value of assets can negatively impact the financial services industries.

The financial services industries are also subject to relatively rapid changes as a result of industry consolidation trends which may result in distinctions between different financial service segments (for example, banking, insurance and brokerage businesses) becoming less clear. In the recent past, the financial services industries have experienced considerable financial distress, which has led to the implementation of government programs designed to ease that distress.

CONVERTIBLE SECURITIES

For each Fund: Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

CYBER SECURITY RISKS

For each Fund: With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of a Fund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds have established business continuity plans and systems designed to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by issuers in which the Funds invest.

DEBT SECURITIES

For Active Commodities Strategy Fund, Dividend Value Fund, Global
Infrastructure Fund, Preferred Securities and Income Fund, MLP & Energy Opportunity Fund, Real Assets Fund and Real Estate Securities Fund: Each Fund may invest in debt securities (also referred to as “fixed-income”
securities) to the extent described in its Prospectus.

Debt securities may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The value of debt securities may fluctuate based on changes in interest rates and the issuer’s financial condition. When interest rates rise or the issuer’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

Corporate Debt
Obligations. The Funds may invest in investment grade or below investment grade U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its portfolio managers may consider (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and, (iii) other considerations deemed appropriate.

U.S. Government Obligations. The Funds may invest in U.S. Government obligations. Obligations issued or guaranteed by the
U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity.

Obligations of certain agencies and instrumentalities of the U.S. Government, while others are supported by the right of the issuer to borrow from the
U.S. Treasury. Other obligations of certain agencies and instrumentalities of the U.S. Government are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund might not be able to recover their investment from the U.S. Government.

Mortgage-backed and Asset-backed Securities. Dividend Value Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund,
Real Estate Securities Fund and Real Assets Fund may also invest in mortgage and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies, as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not guaranteed.

Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.

When
interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.

Collateralized Mortgage Obligations (CMOs). Dividend Value Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, Real Estate Securities Fund and Real Assets Fund may
invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually.

CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, and their income streams. CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical
CMO transaction, an issuer issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest.
Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Municipal Securities. MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund may invest in “Municipal Securities,” which includes debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. The Funds do not anticipate meeting the requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to pass through income from municipal securities as tax free to the Funds’ shareholders.

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or
“revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications.

Senior Secured Floating Rate Loans. MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund may invest in senior secured floating rate loans (Senior Loans). Senior Loans generally are made to corporations, partnerships and other business entities (Borrowers) which operate in various industries and geographical regions. Senior Loans, which typically hold the most senior position in a Borrower’s capital structure, pay interest at rates that are re-determined periodically on the basis of a floating base lending rate, such as the London Inter-bank Offered Rate (LIBOR), plus a premium. This floating rate feature should help to minimize changes in the principal value of the Senior Loans resulting from interest rate changes. The Funds may invest in Senior Loans that are below investment grade quality and are speculative investments that are subject to credit risk.

Senior Loans in which Preferred Securities and Income Fund and Real Assets Fund may invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and generally will not be listed on any national securities exchange. Therefore, the amount of public information available about
Senior Loans will be limited, and the performance of the Funds’ investments in Senior Loans will be more dependent on the analytical abilities of the Advisor than would be the case for investments in more widely rated, registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Advisor may consider, and may rely in part, on analyses performed by others. Moreover, certain Senior Loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Bank Instruments. MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real
Assets Fund may invest in certificates of deposits, time deposits, and bankers’ acceptances from U.S. or foreign banks, including certificates of deposit (Eurodollar CDs) and time deposits (Eurodollar time deposits) of foreign branches of domestic banks. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Inflation-Linked Fixed-Income Securities. Real Assets Fund may invest in inflation-linked fixed-income securities.
Inflation-linked fixed-income securities are securities which have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

Such bonds may also be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Fund.

A Fund’s investments in inflation-linked debt securities can cause the Fund to accrue income for tax purposes without a corresponding receipt of cash, which, because no cash is received at the time of accrual, may require the liquidation of assets (including when not advantageous to do so) to satisfy the Fund’s distribution obligations (see “Taxation” below).

DERIVATIVES TRANSACTIONS

Futures Contracts

For each Fund: Each Fund may purchase and sell financial futures contracts and options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities or instruments, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation may be accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

Each Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. In addition, a Fund may enter into foreign currency futures contracts as described below under “Foreign Currency and Currency Hedging Transactions.”

At the time a Fund purchases or sells a futures contract, it will designate on its records cash or liquid portfolio securities it believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under the contract. Depending on the nature of the transaction, the amounts that are designated may be based on the notional value of the futures contract or on the daily mark-to-market

obligation under the futures contract and may be reduced by amounts on deposit with the broker. Alternatively, a Fund may “cover” its position by owning an offsetting position, for example, holding the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by a Fund (or at a higher price if the difference is maintained in liquid assets with the Funds’ custodian).

Each Fund will be authorized to use financial futures contracts and related options for hedging and non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances. A Fund may lose the expected benefit of transactions in financial contracts if currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in currency exchange rates or securities prices may also result in poorer overall performance than if a Fund had not entered into any futures transactions.

When purchasing stocks or bonds, the buyer acquires ownership in the security, however buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

•

Price Limits. Some (not all exchanges have price change limits) commodity futures exchanges impose on each commodity futures contract traded on that exchange a maximum permissible price movement for each trading session. If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit. If the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

•

Price Volatility. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of Fund shares, may be subject to greater volatility.

•

Marking-to-Market Futures Positions. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited to the mark-to-market change in price from one day for any given futures contract. This process of marking-to-market is designed to prevent losses from accumulating in any futures account.
Therefore, if the Fund’s futures positions have declined in value, the Fund may be required to post additional margin to cover this decline. Alternatively, if the Fund’s futures positions have increased in value, this increase will be credited to the Fund’s account. Commodity futures contracts, when entered into directly by the Fund, are taxed on the “marked-to-market” basis applicable to section 1256 contracts. To the extent Real Assets Fund invests in commodities futures contracts indirectly through the Subsidiary, income from such contracts will be taxable to Real Assets Fund as ordinary income when it includes in its income its pro rata share of the Subsidiary’s income, as described in
“Taxation—Investment in the Subsidiary” and “Taxation—Controlled Foreign Corporations.”

For Active Commodities Strategy Fund and Real Assets Fund: The Funds, either directly or through their Subsidiaries, may also purchase and sell commodity futures contracts and can hold substantial positions in such contracts. The Funds’ investments in commodity futures contracts and related instruments may involve substantial risks. Some of the special characteristics and risks of these investments are described below.

Commodity futures contracts are agreements between two parties. One party agrees to buy a commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

In the commodity futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange-traded futures contracts. That is, the Fund’s obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the
Fund’s rights under the futures contract.

Options on Securities and Stock Indexes

For each Fund: Each Fund may write covered call and put options and purchase call and put options on securities, stock indices or futures contracts (in the case of Active Commodities Strategy Fund and Real Assets Fund only) that are traded on U.S. exchanges. Real Assets Fund and Active Commodities Strategy Fund may also invest in options on commodities futures contracts. In addition, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund may enter into over-the-counter put and call options on securities and baskets of securities, indexes and other financial instruments.

An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy (in the case of a call option) a specified security or futures contract, as applicable, or to sell (in the case of a put option) a specified security from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

A Fund, other than MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund, which are not required to cover written call options as discussed herein, may write a call or put option only if the option is “covered.” A call option on a security written by a Fund is covered if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if a Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by that Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by a Fund is “covered” if that Fund maintains similar liquid assets with a value equal to the exercise price designated as segregated at its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of a Fund, and a Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase. MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund are not subject to these limitations.

A Fund, other than MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund, will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a
Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, that Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund will cover put options on stock indices by segregating assets equal to the option’s exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

A Fund will receive a premium for writing a put or call option, which will increase the
Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which a Fund has written a call option falls or remains the same, that Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of any portfolio securities underlying the option. A rise in the value of the security or index underlying a call option written by a Fund, exposes that Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, a Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of any portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing put options on securities or indices will increase a
Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, that Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of that Fund’s security holdings being hedged.

A Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, a Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when that Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position, and for certain options not on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability.

Foreign Currency Transactions and Currency Hedging Transactions

For each Fund: In order to hedge against foreign currency exchange rate risks from adverse changes in the relationship between the
U.S. dollar and foreign currencies (including to hedge against anticipated future changes which otherwise might adversely affect the prices of securities that the Fund intends to purchase at a later date), each Fund may enter into forward foreign currency exchange contracts (forward contracts), foreign currency futures contracts (foreign currency futures) and foreign currency swap agreements (foreign currency swaps), as well as purchase put or call options on foreign currencies, as described below. Preferred Securities and Income Fund also may enter into options on currency futures contracts and is not limited to entering into currency transactions for hedging purposes. Each Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

A forward currency
contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A foreign currency future is an exchange-traded contract for the purchase or sale of a specified foreign currency at a specified price at a future date. A foreign currency swap is an agreement between two parties to exchange principal and interest payments on a loan made in one currency for principal and interest payments of a loan of equal value in another currency. The Fund may enter into a foreign currency forward contract, foreign currency futures contract or foreign currency swap, or purchase a currency option, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding, in order to “lock in” the U.S. dollar value of the security or payment. In addition, the Fund may enter into a foreign currency forward contract, futures contract or swap or purchase a currency option in respect of a currency which acts as a proxy for a currency in which the Fund’s portfolio holdings or anticipated holdings are denominated. This second investment practice is generally referred to as “cross-hedging.” Because in connection with a Fund’s foreign currency transactions an amount of that Fund’s assets equal to the amount of that Fund’s current commitment will be segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that are sufficient to cover any commitments under these transactions. The segregated assets will be marked-to-market on a daily basis.

A Fund may enter into a forward contract to attempt to minimize the risk to that
Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

A Fund may enter into
exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S. exchange-traded futures are regulated by the Commodity Futures Trading Commission. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund’s portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date.

A Fund may enter into foreign currency swaps to shift its currency exposure from one currency to another currency. See “Additional Derivatives
Transactions—Swap Transactions” below regarding swap agreements.

A Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and that Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to that Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The successful use of foreign currency transactions will usually depend on the Advisor’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts, foreign currency futures or may realize losses.

Additional Derivatives Transactions

For Active Commodities Strategy Fund, Dividend Value Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real
Assets Fund: The Fund may, but is not required to, use, without limit, various Derivatives Transactions (defined below) described in this SAI and in the Prospectus to seek to generate return, facilitate portfolio management and mitigate risks. Although the Advisor may seek to use these kinds of transactions to further the Fund’s investment objective, no assurance can be given that they will achieve this result.

Swap Transactions. Swap agreements are two party over-the-counter contracts entered into primarily by institutional investors that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of credit default swaps or securities representing a particular index. The
“notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield. Caps and floors have an effect similar to buying or writing options.

Most swap
agreements entered into are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily
(offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund.

Specific swap agreements include foreign currency swaps (discussed above under “Foreign Currency Transactions and Currency Hedging Transactions”); index swaps; interest rate swaps (including interest rate locks, caps, floors and collars); credit default swaps; and total return swaps (including equity swaps).

•

Interest Rate Swap Transactions. An interest rate swap agreement involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. In an interest rate cap one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed rate; conversely, in an interest rate floor one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed rate. Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect the Fund against interest rate movements exceeding given minimum or maximum levels.

•

Credit Default Swap Transactions (Active Commodities Strategy Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund
and Real Assets Fund only). Credit default swap agreements and similar agreements may have as reference obligations debt securities that are or are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

•

Total Return Swap Transactions (Active Commodities Strategy Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund
and Real Assets Fund only). In a total return or “equity” swap agreement one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying reference asset of a total return swap may include an individual security, an equity index, loans or bonds.

•

Commodity Swap Transactions (Active Commodities Strategy Fund and Real Assets Fund only). The Fund may invest in total return swaps to gain exposure to specific commodities or the overall commodity markets. A total return commodity swap is an agreement to make payments of the price appreciation from a specified commodity, basket of commodities or commodity index during the specified period, in return for payments equal to a fixed or floating rate of interest or the price appreciation from another specified commodity, basket of commodities or commodity index. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant commodity, basket of commodities or commodity index increases, but receive payments from the other party if the value of that commodity, basket of commodities or commodity index decreases. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. The Fund may enter into exchanges for risk (“EFRs”), in which a position in a futures contract is exchanged for an over-the-counter swap, (or an over-the-counter swap is exchanged for a futures contract) with a commodity broker in accordance with exchange rules.

Credit Derivatives (Active Commodities Strategy Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund only). Credit derivative transactions include those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments.
The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. The risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund’s loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged. If the Fund is a buyer in a credit default swap agreement and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Structured Notes (Active Commodities Strategy Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund
only). Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities or commodities, an index of securities or commodities or specified interest rates, or the differential performance of two assets or markets. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index or indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Structured notes may not have an active trading market.

Commodity Forward Contracts (Active Commodities Strategy Fund and Real Assets Fund only). A commodity forward contract, which may be standardized and exchange-traded or customized and privately negotiated, is an agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled forward into a new forward contract. Non-deliverable forwards (“NDFs”) specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

Risks of Derivatives Transactions

For each Fund: “Derivatives Transactions” as discussed in this SAI include, as applicable to each Fund, options; futures contracts and options thereon; interest rate transactions, such as swaps, caps, floors or collars; credit transactions; swaps; forward contracts; and structured investments. For MLP & Energy

Opportunity Fund, Preferred Securities and Income Fund, Real Assets Fund and Active Commodities Strategy Fund, Derivatives Transactions include transactions that combine features of the
Derivatives Transactions described in this SAI and other types of derivatives, structured and similar instruments which are not currently available but which may be developed in the future. Derivatives Transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives Transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of Derivatives Transactions the Fund could lose the entire amount of its investment; in other types of Derivatives Transactions the potential loss is theoretically unlimited.

The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives Transactions. A Fund could experience severe losses if it were unable to liquidate its position because of an illiquid secondary market. Successful use of
Derivatives Transactions also is subject to the ability of the Advisor or, if applicable, the Subadvisors (as defined below) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the securities, currency, interest rate or other reference asset underlying the Derivatives Transactions. Derivatives
Transactions entered into to seek to manage the risks of a Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. For example, the use of currency instruments for hedging purposes may limit gains from a change in the relationship between the U.S. dollar and foreign currencies. The use of Derivatives Transactions may result in losses greater than if they had not been used (and a loss on a Derivatives Transaction position may be larger than the gain in a portfolio position being hedged), may require a Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Fund can realize on an investment, or may cause a Fund to hold a security that it might otherwise sell. Amounts paid by a Fund as premiums and cash or other assets held as collateral with respect to Derivatives Transactions may not otherwise be available to the Fund for investment purposes. To the extent Derivatives Transactions would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

The use of currency transactions can
result in a Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations. A Fund will be subject to credit risk with respect to the counterparties to certain Derivatives Transactions entered into by the Fund. Derivatives may be purchased on established exchanges or, as described herein, through privately negotiated transactions referred to as over-the-counter (OTC) derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. However, many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day and once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit or trading may be suspended. There also is no assurance that sufficient trading interest to create a liquid secondary market on an exchange will exist at any particular time and no such secondary market may exist or may cease to exist. Each party to an OTC derivative bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives because the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

There is no limit on the amount of a Fund’s assets that can be put at risk through the use of futures contracts and the value of a Fund’s futures contracts and options thereon may equal or exceed 100% of that Fund’s total assets. Each Fund other than the Real Assets Fund and Active Commodities Strategy Fund
(the “eligible Funds”) is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the Commodity Exchange Act (the “exclusion”). Accordingly, neither the eligible Funds nor the Adviser (with respect to the eligible Funds) is subject to registration or regulation as a “commodity pool operator” under the Commodity Exchange Act. To remain eligible for the exclusion, each of the eligible Funds will be limited in its ability to use certain financial instruments regulated under the Commodity Exchange Act (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that an eligible Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser may be required to register as a “commodity pool operator” and/or “commodity trading advisor”
with the CFTC with respect to that Fund. The Adviser’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of the Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each eligible Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Adviser’s intention to operate the Fund in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the
Adviser becomes unable to rely on the exclusion and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

The Active Commodities Strategy Fund, Real Assets Fund and the Subsidiaries are commodity pools under the Commodity Exchange Act. As a result of CFTC rule amendments, the Advisor has registered with the CFTC as a commodity pool operator with respect to the Active Commodities Strategy Fund, Real Assets Fund and the Subsidiaries. On August 13, 2013, the CFTC issued the final harmonization rule release with respect to disclosure, reporting and recordkeeping requirements that will apply to the

Funds and the Subsidiaries. Compliance with the CFTC’s new disclosure, reporting and recordkeeping requirements could increase Fund expenses. The CFTC rule amendments also may affect the ability of the Active Commodities Strategy Fund and Real Assets Fund to use commodity interests (including futures, options on futures, commodities, and swaps).

ENERGY COMPANIES

For Active Commodities Strategy Fund, Dividend Value Fund, Global Infrastructure Fund, Preferred Securities and Income Fund, MLP & Energy
Opportunity Fund and Real Assets Fund: Energy companies in which the Funds may invest include companies in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, exploration and production spending, the success of exploration projects, tax and other government regulations, weather or meteorological events, world events and economic conditions. The energy industries also may be affected by fluctuations in energy prices, energy conservation, exploration and production spending, government regulations, weather, world events and economic conditions.

EXCHANGE-TRADED NOTES

For Active Commodities Strategy Fund, MLP & Energy Opportunity Fund and Real Assets Fund: The Active Commodities Strategy
Fund and Real Assets Fund may invest in exchange-traded notes (“ETNs”) linked to the value of commodities and the MLP & Energy Opportunity Fund may invest in ETNs linked to the value of master limited partnerships or master limited partnership indices. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity.
The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

FOREIGN (NON-U.S.) SECURITIES

For each Fund: Each Fund may invest in foreign
(non-U.S.) securities as described in its Prospectus. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•

the possibility of expropriation of assets;

•

confiscatory taxation;

•

difficulty in obtaining or enforcing a court judgment;

•

economic, political or social instability; and

•

diplomatic developments that could affect investments in those countries.

Each Fund may invest in sponsored and unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and similar depositary receipts. ADRs, typically issued by a financial institution
(a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, GDRs, in bearer form, are designated for use outside the United States.
Ownership of ADRs and GDRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

Income and gains earned by a Fund in respect of foreign securities may be subject to foreign withholding and other taxes, which will reduce the Fund’s return on such securities.

GOLD AND OTHER PRECIOUS METALS

For Active Commodities Strategy Fund and Real Assets Fund: The Real Assets Fund seeks to gain exposure to gold and other precious metals, either directly or through its Subsidiary, through investments in bullion (e.g., bars and coins) and precious metal futures and forwards. The Active Commodities Strategy Fund seeks to gain exposure to precious metals either directly or through its Subsidiary through futures contracts, options contracts and other derivative instruments. The Funds, either directly or through the Subsidiaries, may also invest in ETFs and other pooled investment vehicles that invest in gold and other precious metals and related instruments, and structured or exchange-traded notes whose interest and/or principal payments are linked to the price of gold and other precious metals. The Real Assets Fund currently expects that the majority of its precious metals exposure will be to gold.

Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals.

HEALTHCARE COMPANIES

For MLP & Energy Opportunity Fund, Dividend Value Fund and Preferred Securities and Income Fund: Healthcare companies in which the Fund may invest encompass two main groups. The first group includes companies that manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. Events affecting the health care industries include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, are risks in investing in the health care industries.

ILLIQUID SECURITIES

For each Fund: Each Fund may invest in illiquid securities. A Fund will not invest in illiquid securities if immediately after such investment more than 15% of that Fund’s net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers, which generally creates a more liquid market for securities eligible for resale under Rule 144A than other types of restricted securities.

The Advisor will monitor the liquidity of restricted securities in a Fund’s portfolio, under the supervision of the Board of
Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INDUSTRIAL COMPANIES

For Dividend Value Fund, Global Infrastructure Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets
Fund: Industrial companies that the Funds may invest in include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. These companies may include manufacturers of civil or military aerospace and defense equipment, building components and home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial machinery and industrial components and products, providers of commercial printing services, and companies providing transportation services. A company is in industrial products, services or equipment industries if at the time of investment it is determine that at least 50% of the company’s assets, revenues or profits are derived from these industries.

The industrial products, services and equipment industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

MASTER
LIMITED PARTNERSHIPS

For Dividend Value Fund, Global Infrastructure Fund, MLP & Energy Opportunity Fund and Real Assets
Fund: The Fund may invest in equity securities of master limited partnerships (“MLPs”), and their affiliates. An MLP generally has two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of most MLPs typically provide that the general partner receives a larger portion of the net income as distributions reach higher target levels. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners. The general partner’s incentive compensation typically increases to up to 50% of incremental income. Nevertheless, the aggregate amount distributed to limited partners will increase as MLP distributions reach higher target levels. Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution prior to distributions to the convertible subordinated unit holders or the general partner
(including incentive distributions). Common unit holders typically have arrearage rights if the minimum quarterly distribution is not met. In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full. MLP common units trade on a national securities exchange or over-the-counter. Some limited liability companies (“LLCs”) may be treated as MLPs for federal income tax purposes. Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. In contrast to
MLPs, LLCs have no general partner and there are no incentives that entitle management or other unit holders to increased percentages of cash distributions as distributions reach higher target levels. In addition, LLC common unit holders typically have voting rights with respect to the LLC, whereas MLP common units have limited voting rights. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or a MLP’s business sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP convertible subordinated units are typically issued by MLPs to founders, corporate general partners of MLPs, entities that sell assets to the MLP, and institutional investors, and may be purchased in direct placements from such persons. The purpose of the convertible subordinated units is to increase the likelihood that during the subordination period there will be available cash to be distributed to common unit holders. Convertible subordinated units generally are not entitled to distributions until holders of common units have received specified minimum quarterly distributions, plus any arrearages, and may receive less in distributions upon liquidation. Convertible subordinated unit holders generally are entitled to a minimum quarterly distribution prior to the payment of incentive distributions to the general partner, but are not entitled to arrearage rights. Therefore, they generally entail greater risk than
MLP common units. They are generally convertible automatically into the senior common units of the same issuer at a one-to-one ratio upon the passage of time or the satisfaction of certain financial tests. These units do not trade on a national exchange or over-the-counter, and there is no active market for convertible subordinated units. The value of a convertible security is a function of its worth if converted into the underlying common units. Convertible subordinated units generally have similar voting rights to MLP common units. Because convertible subordinated units generally convert to common units on a one-to-one ratio, the price that the Fund could be expected to pay upon purchase or to realize upon resale is generally tied to the common unit price less a discount. The size of the discount varies depending on a variety of factors including the likelihood of conversion, and the length of time remaining to conversion, and the size of the block purchased.

MLP I-Shares represent an indirect investment in MLP I-units. I-units are equity securities issued to affiliates of MLPs, typically a limited liability company, that own an interest in and manage the MLP. The issuer has management rights but is not entitled to incentive distributions. The I-Share issuer’s assets consist exclusively of MLP I-units. Distributions by MLPs to I-unit holders are made in the form of additional I-units, generally equal in amount to the cash received by common unit holders of MLPs. Distributions to I-Share holders are made in the form of additional I-Shares, generally equal in amount to the I-units received by the I-Share issuer. The issuer of the I-Share is taxed as a corporation for federal income tax purposes; however, the MLP does not allocate income or loss to the I-Share issuer. Accordingly, investors receive a Form 1099, are not allocated their proportionate share of income of the MLPs and are not subject to state income tax filing obligations. The price of I-Shares and their volatility tend to be correlated to the price of common units, although the price correlation is not precise.

NATURAL RESOURCE COMPANIES

For Active Commodities Strategy Fund, MLP & Energy
Opportunity Fund and Real Assets Fund: The Fund will gain exposure to natural resources by investing in U.S. and non-U.S. companies with substantial natural resource assets or whose business activities are related to natural resource asset. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g. gold, platinum, palladium or silver), non-precious metals (e.g.
copper, zinc, or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer) farm machinery and chemicals. Natural resource companies will primarily be involved in exploring, mining, extracting, producing, processing, transporting, or otherwise develop or provide goods and services with respect to, a natural resource. Natural resource companies may also include companies which provide services to such companies, (e.g., equipment manufacturers).

The Fund’s investments in securities of natural resource companies involve risks.
The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or

acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies in if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

OTHER INVESTMENT COMPANIES

For each Fund (other than Realty Shares): The Fund
may invest in securities of other open- or closed-end investment companies, including registered investment companies that are ETFs. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAV.
Most ETFs hold a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes, but an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF.

The Fund may also invest a portion of its assets in pooled
investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s or vehicle’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). The Fund will also incur brokerage costs when purchasing and selling shares of ETFs and other pooled vehicles.

An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

PREFERRED SECURITIES

For each Fund: There are two basic types of preferred securities, traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating rate dividends, are perpetual instruments and considered equity securities. Preferred securities are subordinated to senior debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid-preferred securities are considered debt securities. Due to their similar attributes, the Advisor also considers senior debt perpetual issues, certain securities with convertible features as well as exchange-listed senior debt issues that trade with attributes of exchange-listed perpetual and hybrid-preferred securities to be part of the broader preferred securities market.

Traditional Preferred Securities. Traditional preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock.
In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. The Fund may invest in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any missed payments to its stockholders. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common shares to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common shares.

Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities.
Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Hybrid-preferred Securities. Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid-preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Hybrid-preferred securities include, but are not limited to, trust preferred securities (TRUPS®); enhanced trust preferred securities (Enhanced TRUPS®); trust-originated preferred securities (TOPrS®); monthly-income preferred securities

(MIPS®); quarterly-income bond securities (QUIBS®); quarterly-income debt securities (QUIDS®); quarterly-income preferred securities (QUIPSSM); corporate trust securities (CorTS®); public income notes
(PINES®); and other hybrid-preferred securities.(1)

(1)
TOPrS is a registered service mark of Merrill Lynch & Co., Inc. MIPS and QUIDS are registered service marks, and QUIPS is a service mark, owned by Goldman,
Sachs & Co. QUIBS is a registered service mark owned by Morgan Stanley & Co. Incorporated. TRUPS, CorTS and PINES are registered service marks owned by Citigroup Global Markets Inc.

Hybrid-preferred securities are typically issued with a final maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the hybrid-preferred securities are generally treated as interest rather than dividends for U.S. federal income tax purposes and, as such, are not eligible for the DRD or the reduced rates of tax that apply to qualified dividend income. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common stockholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred security has a credit rating that is lower than that of its corresponding operating company’s senior debt securities.

Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to other preferred securities such as maturities ranging from 30 years to perpetuity, call features, quarterly payments, exchange listings and the inclusion of accrued interest in the trading price.

Contingent Capital Securities. In some cases, debt and
traditional and hybrid preferred securities can include loss absorption provisions that make the securities more like equity—these securities are generally referred to as contingent capital securities (sometimes referred to as
“CoCos”). This is particularly true in the financials sector, the largest preferred issuer segment.

In one version of a CoCo, the
security has loss absorption characteristics whereby the liquidation value of the security may be adjusted downward to below the original par value (even to zero) under certain circumstances. This may occur, for instance, in the event that business losses have eroded capital to a substantial extent. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value may be adjusted back up to par, such as an improvement in capitalization and/or earnings.

Another version of a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy. In addition, some such instruments also provide for an automatic write-down if the price of the common stock is below the conversion price on the conversion date.

An automatic
write-down or conversion event is typically triggered by a reduction in the capital level of the issuer, but may also be triggered by regulatory actions (e.g., a change in capital requirements) or by other factors.

Convertible Preferred Securities. Some preferred securities, generally known as convertible preferred securities, provide for an investor option to convert their holdings into common shares of the issuer. These securities may have lower rates of income than other preferred securities, and the conversion option may cause them to trade more like equities than typical fixed income instruments.

Floating Rate Securities. The Funds may invest, and Preferred Securities and Income Fund may invest up to 100% of its total assets, in floating rate preferred securities, which provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index.
The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the prime rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rises in interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

Preferred securities may be subject to changes in regulations and there can be no assurance that the current regulatory treatment of preferred securities will continue.

REAL ESTATE COMPANIES AND REAL ESTATE INVESTMENT TRUSTS

For each Fund (other than Active
Commodities Strategy Fund and Global Infrastructure Fund): Each Fund may invest significantly in the securities of real estate companies and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other

conditions is limited. A real estate company also may have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to these properties may be limited.

Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

•

Retail Properties. Retail properties are affected by the overall health of the applicable economy and may be adversely affected by the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

•

Office Properties. Office properties are affected by the overall health of the economy and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel and adverse effects of general and local economic conditions.

•

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including Federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, medical rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily
Medicaid and Medicare); and competition on a local and regional basis.

•

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•

Insurance Issues. Certain real estate companies may carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance with various policy specifications, limits and deductibles.

•

  Credit Risk. REITs may be highly leveraged, and financial covenants may affect the ability of REITs to operate effectively.

•

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.

•

Smaller Companies. Even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks.

•

REIT Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Internal Revenue Code of 1986, as amended (the
“Code”). It is possible that the Fund may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate level taxation, significantly reducing the return to the Fund on its investment in such company.

For each Fund (other than Active Commodities Strategy Fund and Global Infrastructure
Fund): Each Fund may invest in real estate investment trusts (“REITs”). REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of a Fund’s investments in REITs will consist of securities issued by equity REITs.

In addition to the risks of securities linked to the
real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, U.S. REITs could possibly fail to qualify for pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REPURCHASE AGREEMENTS

For each Fund: Each Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which an investor, such as a Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by that Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. Government securities.
Repurchase agreements usually have a short duration, often less than one week. In entering into the repurchase agreement for a Fund, the Advisor will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, a Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

SECURITIES LENDING

For each
Fund: Each Fund may lend portfolio securities to broker/dealers or other institutions. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

SHORT SALES

For Global Infrastructure Fund, Global Realty Shares, International Realty Fund,
MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, and Real Estate Securities Fund: Each Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of that Fund, and the value of securities of any one issuer in which a Fund is short would not exceed the lesser of 2% of the value of a Fund’s net assets or 2% of the securities of any class of any issuer. A Fund must designate collateral consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If a Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as short sales against the box), the above requirements are not applicable. These restrictions do not limit a Fund’s ability to take short positions through transactions other than short sales, such as futures, swaps or other derivatives.

TELECOMMUNICATIONS AND MEDIA COMPANIES

For Dividend Value Fund, Global Infrastructure Fund,
MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund: The Funds may invest in telecommunications companies, which are companies principally engaged in the development, manufacture, or sale of communications services or communications equipment or provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media. Preferred Securities and Income Fund may also invest in media companies, which are companies that invest in, create, own, and distribute various forms of printed, visual, audio, and interactive content, as well as information databases that they sell or lease to others. Examples include the Internet, newspaper, magazine, and book publishers, movie and television studios, advertising agencies, radio and television broadcasters, as well as cable television and direct satellite broadcast system operators. Risks of investing in the telecommunications and media sector includes many of the risks of investing in the utilities sector, including government regulation of rates of return and services that may be offered. Telecommunications products and services also may be subject to rapid obsolescence resulting from changes in consumer tastes, intense competition and strong market reactions to technological development.

UTILITY COMPANIES

For Active Commodities Strategy Fund, Dividend Value Fund, Global Infrastructure Fund, Preferred Securities and Income Fund, MLP & Energy
Opportunity Fund and Real Assets Fund: Utility companies in which the Funds may invest generally are involved in the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water;
or production, transmission or distribution of oil or natural gas. Global Infrastructure Fund and MLP & Energy Opportunity Fund will, and Dividend Value Fund, Preferred Securities and Income Fund, Real Assets Fund and Active Commodities Strategy
Fund may, invest significantly in securities of utility companies and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Investing in the utility sector includes the following risks:

•

high interest costs in connection with capital construction and improvement programs;

•

  difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

•

governmental regulation of rates charged to customers;

•

costs associated with compliance with and changes in environmental and other regulations;

•

effects of economic slowdowns and surplus capacity;

•

increased competition from other providers of utility services;

•

inexperience with and potential losses resulting from a developing deregulatory environment;

•

costs associated with reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale and the effects of energy conservation policies, and the potential that costs incurred by the utility, such as the cost of fuel, change more rapidly than the rate the utility is permitted to charge its customers;

•

effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes;

•

technological innovations that may render existing plants, equipment or products obsolete; and

•

potential impact of terrorist activities on utility companies and their customers and the impact of natural or man-made disasters, including events such as the blackout that affected electric utility companies in many Mid-Atlantic and Midwest states in 2003.

Issuers in
the utility sector may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on preferred or common stocks. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric or gas utility as well as its expenses.

WARRANTS AND RIGHTS

For each
Fund: Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe
(usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of any money invested in their acquisition.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund has adopted policies and procedures
with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Funds do not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at cohenandsteers.com or through some other means of public dissemination. Each Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on the Cohen & Steers website, within 60 days after the end of each semi-annual period. These semi-annual holdings are also filed with the Securities and
Exchange Commission (the “SEC”) within 70 days of the end of each semi-annual period, as part of Form N-CSR. Quarterly holdings reports are filed with the SEC within 60 days at the end of the first and third fiscal quarters, as part of
Form N-Q. In addition, pursuant to policies and procedures approved by the Board of Directors of each Fund, each Fund posts a preliminary list of portfolio holdings on the website quarterly, no earlier than 15 days after the end of each calendar quarter. One day after the full holdings have been published, employees of the Advisor or a Subadvisor (if applicable) may freely distribute them to third parties. This information remains available until a Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers Funds’ website or by calling 800-330-7348.

Pursuant to the Funds’ portfolio holdings disclosure policies and procedures, the following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:

1. Each Fund’s portfolio holdings may be
disclosed prior to public release to certain third parties (e.g., rating and ranking organizations, financial printers, pricing information vendors and other research firms) for legitimate business purposes. Disclosure is conditioned on receipt of a written confidentiality agreement, including an agreement not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by the President and Chief Executive Officer, Chief Compliance Officer, secretary, assistant secretary, treasurer or assistant treasurer of the Fund after the receipt of an executed confidentiality agreement. Under these circumstances, the
Fund’s portfolio holdings may be disclosed, without limitation, to the following third parties: Broadridge, Inc., RR Donnelley Financial, Merrill Corporation, Interactive Data Corporation, Simcorp. Dimension Services, Institutional
Shareholder Services, Inc., Eze Software Group, Moody’s and S&P. The third parties listed are as of March 31, 2014 and are subject to change.

2. Each Fund’s portfolio holdings may also be disclosed between and among each Fund’s Advisor, Subadvisors (if applicable), Distributor (as defined below), administrator, co-administrator, custodian, independent registered public accounting firm and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, Distributor and administrator, and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. Each Fund’s Advisor, Subadvisors (if applicable), administrator, co-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning a Fund’s portfolio holdings.

4. Each Fund may provide certain information (other than complete portfolio holdings) related to its portfolio holdings or derived from its portfolio holdings to the media so long as the Funds’ chief compliance officer, or his or her designated representative, determines that the Fund has a legitimate business purpose for disclosing the information and the dissemination cannot be reasonably seen to give the recipient of such information an advantage in trading Fund shares or in any other way harm the Fund or its shareholders. Such information may include a small number of portfolio holdings (including information that the Fund no longer holds a particular security) or general information about the Fund’s portfolio holdings that cannot be used to determine the Fund’s portfolio holdings or any portion thereof. Information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the Fund or is contrary to applicable law.

5. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure
(1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit, or (3) as required by court order.

6. In certain circumstances, Cohen & Steers may provide Fund portfolio holdings information on an accelerated basis outside of an ongoing arrangement. For example, from time to time
Cohen & Steers may receive requests for proposals (RFPs) from consultants or potential clients that request information about a Fund’s holdings on an accelerated basis. As long as such requests are on a one time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. The RFP will include a confidentiality legend stating that the information contained in the RFP is confidential and the recipient agrees not to trade on such information. Any information will only be provided in cases where Cohen & Steers has reason to believe that the data will be used only for legitimate business purposes.

7. Cohen & Steers occasionally may work with a transition manager to move a large account into or out of a Fund. To reduce the impact to the
Fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. Cohen & Steers may provide accelerated portfolio holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate confidentiality agreement.

Each Fund may from time
to time post portfolio holdings on the Cohen & Steers website on a more timely basis than 15 days after calendar quarter-end if warranted by market conditions or other circumstances.

INVESTMENT RESTRICTIONS

The investment objective and the principal
investment strategies and investment techniques of each Fund are described in each Fund’s Prospectus. Each Fund has also adopted certain investment restrictions limiting the following activities, except as specifically authorized.

FUNDAMENTAL POLICIES

The following restrictions have been adopted as fundamental policies by the
Funds, as specified below. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as defined under the 1940 Act, to mean the lesser of (1) 67% or more of the shares present at a meeting of shareholders of a Fund, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of a Fund.

Borrowing

For each Fund (other than Active Commodities Strategy Fund, Global Realty Shares and Real Assets Fund): the Fund may not borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund’s total assets (including the amount borrowed)
less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund’s total assets will be repaid before any subsequent investments are made.

For Global Realty Shares: the Fund may not borrow money, except that it may borrow from banks to increase its holdings of portfolio securities in an amount not to exceed 30% of the value of its total assets and may borrow for temporary or emergency purposes from banks and entities other than banks in an amount not to exceed 5% of the value of its total assets; provided that aggregate borrowing at any time may not exceed 30% of the Fund’s total assets.

For Active Commodities Strategy Fund and Real Assets
Fund: the Fund may borrow money to the extent permitted by the 1940 Act, which provides that the Fund may borrow from a bank provided that immediately after any such borrowing, total assets (including the amount borrowed) less liabilities other than debt obligations represent at least 300% of outstanding debt obligations.

Senior Securities

For each Fund (other than Realty Shares): the Fund may not issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction.

For Realty Shares: the Fund may not issue any senior securities, except to the extent permitted by the 1940 Act.

Underwriting

For each Fund (other than Realty Shares): the Fund may not act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities.

For Realty Shares: the
Fund may not act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

Real Estate

For
Global Realty Shares and Real Estate Securities Fund: the Fund may not purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities.

For Active Commodities Strategy Fund, Dividend Value Fund, Global Infrastructure Fund, Institutional
Global Realty Shares, Institutional Realty Shares, International Realty Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund and Real Assets Fund: the Fund may not purchase or sell real estate or mortgages on real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages acquired on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities.

For Realty Shares: the Fund may not purchase or sell real estate, except that the Fund may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

Commodities and Commodity Futures Contracts:

For purposes of the investment
restrictions below, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity futures contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subjects such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity futures contracts for purposes of the below restrictions.

For each Fund (other than Active Commodities Strategy Fund, MLP & Energy Opportunity Fund, Real Assets Fund and
Realty Shares): the Fund may not purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

For MLP & Energy Opportunity Fund: The Fund may purchase and sell commodities or commodity contracts, including futures contracts, to the maximum extent permitted by applicable law.

For Active Commodities Strategy Fund and Real Assets Fund:
The Fund may purchase and sell commodities to the maximum extent permitted by applicable law.

Lending

For each Fund (other than Realty Shares): the Fund may not make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies.

For Realty Shares: the Fund may not make loans except through the purchase of debt obligations in accordance with its investment objective and policies.

Concentration

For Active Commodities Strategy Fund: the Fund may not invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25%
of the value of its net assets in investments offering exposure to commodities and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. For purposes of this limitation the Fund will generally value exchange-traded futures contracts and commodity-related derivative instruments at their notional value.

For Dividend Value Fund: the Fund may not invest 25% or more of its net assets in securities of issuers in any particular industry, this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For Global Infrastructure Fund: the Fund may not invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the utilities industry and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For International Realty
Fund: the Fund may not invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the real estate industry and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For Institutional Global Realty Shares and Institutional Realty Shares: the Fund may not, with the exception of the real estate industry, invest more than 25% of its total assets in any one industry or group of industries.

For MLP & Energy Opportunity Fund: the Fund may not invest more than
25% of its total assets in securities of issuers in any one industry except that the Fund will, under normal circumstances, invest more than 25% of its assets in the energy industry and may invest to an unlimited degree in securities issued or guaranteed by the United States Government or by its agencies or instrumentalities.

For Preferred Securities and Income
Fund: the Fund may not invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the financials sector and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For Real Assets Fund: the Fund may not invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in investments offering exposure to real assets, which includes commodities, natural resources, precious metals, real estate and infrastructure and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

ADDITIONAL FUNDAMENTAL POLICIES

For Realty Shares only: In addition to the fundamental policies noted above, Realty Shares has adopted the following investment restrictions as fundamental policies. Realty Shares may not:

1. Invest in illiquid securities if immediately after such investment more than
15% of the Fund’s net assets (taken at market value) would be invested in such securities.

2. Purchase a security if, as a result (unless
the security is acquired pursuant to a plan of reorganization or an offer of exchange), the Fund would own any securities of an open-end investment company or more than 3% of the value of the Fund’s total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general.

3. Make short sales of
securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), and unless not more than 10% of the Fund’s net assets (taken at market value) is held as collateral for such sales at any one time.

4. Invest in interests in oil, gas, or other mineral exploration or development programs.

5. Participate on a joint or joint and several basis in any securities trading account.

6. Invest in companies for the purpose of exercising control.

7. Pledge, hypothecate, mortgage or
otherwise encumber its assets, except to secure permitted borrowings.

8. Purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 10% of the value of the Fund’s total assets.

NON-FUNDAMENTAL POLICIES

The following investment restrictions have been adopted as non-fundamental policies by the Funds (other than Realty Shares), as specified below. They may be changed at any time by vote of a majority of the Board of Directors of an applicable Fund. Realty Shares has not adopted any non-fundamental policies.

Restricted or Illiquid Securities

For each Fund (other than Realty
Shares): the Fund may not purchase restricted or illiquid securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund’s net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act and, for Active Commodities Strategy Fund, Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, MLP & Energy
Opportunity Fund, Preferred Securities and Income Fund, Real Assets Fund and Real Estate Securities Fund determined to be liquid).

Other
Investment Companies

For each Fund (other than Realty Shares): the Fund may not acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Section 12(d)(1) of the 1940 Act, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction.

Short Sales

For each Fund (other than Active Commodities Strategy Fund, Preferred Securities and Income Fund, Real Assets Fund and Realty Shares): the Fund may not make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided that the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), such restrictions shall not apply.

Options

For each Fund (other than Active Commodities Strategy Fund,
MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, Real Assets Fund and Real Estate Securities Fund): the Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except that the
Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund’s total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets.

Oil, Gas and Minerals

For
each Fund (other than Active Commodities Strategy Fund, Institutional Global Realty Shares, Institutional Realty Shares, MLP & Energy Opportunity Fund, Real Assets Fund and Realty Shares): The Fund may not invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities.

Pledging, Mortgaging or Hypothecation of Assets

For each Fund (other than
Active Commodities Strategy Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, Realty Shares and Real Assets Fund): the Fund may not pledge, mortgage or hypothecate its assets except in connection with permitted borrowings. For the avoidance of doubt, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a pledge, mortgage or hypothecation of assets.

Purchasing Securities on Margin

For each Fund (other than Active Commodities Strategy Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, Real
Assets Fund and Realty Shares): The Fund may not purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

MANAGEMENT OF THE FUNDS

The business and affairs of each Fund are managed under the direction of its Board of Directors. Each Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its Advisor, subadvisors, administrator, co-administrator, custodian and Boston Financial Data Services, Inc. (the Transfer Agent). The Boards of Directors of Global Infrastructure
Fund, Global Realty Shares, Institutional Global Realty Shares, International Realty Fund and Real Assets Fund also approve agreements with Cohen & Steers Asia Limited (CNS Asia), and Cohen & Steers UK Limited (CNS UK), the
investment sub-advisors for those respective Funds (each of CNS Asiaand CNS UK are referred to in this SAI as a Subadvisor and collectively as the Subadvisors). The management of each Fund’s day-to-day operations is delegated to its officers, the Advisor, the Subadvisors (if applicable), the administrator and sub-administrator, and Transfer Agent, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors. The Directors and officers of each Fund and their principal occupations during at least the past five years are set forth below. Each such Director and officer is also a Director or officer of some or all of the twenty-two funds in the Cohen & Steers
Fund Complex.

(table continued from previous page)

Name, Address(1) and Age

Position(s) Held with Funds

  Term of
 Office(2)

  Principal Occupation During At Least The Past Five
Years (Including Other Directorships Held)

  Number of   Funds Within
 Fund Complex Overseen by Director (Including the
Funds)

Length of Time Served(3)

Interested Directors(4)

  Robert H. Steers
Age: 60

Director and Chairman

Until Next Election of Directors

Chief Executive Officer of the Advisor and its parent, Cohen & Steers, Inc. (CNS), since 2014. Prior to that, Co-Chairman and Co-Chief
Executive Officer of the Advisor since 2003 and CNS since 2004. Prior to that, Chairman of the Advisor; Vice President of Cohen & Steers Securities, LLC, the Funds’ distributor (the Distributor).

21

Since 1991

Joseph M. Harvey(5) Age: 50

Director

Until Next Election of Directors

     President and Chief Investment Officer of the Advisor (since 2003) and President of CNS (since 2004). Prior to that, Senior Vice President and Director of Investment Research of the Advisor.

16

Since 2014

Independent Directors

  Michael Clark
Age: 49

Director

Until Next Election of Directors

From May 2006 to June 2011, President and Chief Executive Officer of DWS Funds and Managing Director of Deutsche Asset Management.

21

Since 2011

  Bonnie Cohen
Age: 71

Director

Until Next Election of Directors

Consultant. Board member, United States Department of Defense Business Board, 2010-2014; Advisory Board member, Posse Foundation, 2004-2013; Trustee, H. Rubenstein Foundation since
1996; Trustee, District of Columbia Public Libraries since 2004; Board member, Telluride Mountain Film Festival since 2010; Board member, DC Public Library Foundation since 2012, President since 2014.

21

Since 2001

(table continued from previous page)

Name, Address(1) and Age

Position(s) Held with Funds

  Term of
 Office(2)

  Principal Occupation During At Least The Past Five
Years (Including Other Directorships Held)

  Number of   Funds Within
 Fund Complex Overseen by Director (Including the
Funds)

Length of Time Served(3)

  George Grossman
Age: 60

Director

Until Next Election of Directors

Attorney-at-law.

21

Since 1993

  Richard E. Kroon
Age: 71

Director

Until Next Election of Directors

Member of Investment Committee, Monmouth University since 2004; Former Director Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of
Donaldson, Lufkin and Jenrette Securities Corporation from 1981 to 2001. Former chairman of the National Venture Capital Association for the year 2000.

21

Since 2004

  Richard J. Norman
Age: 70

Director

Until Next Election of Directors

Private Investor. Member, District of Columbia Department of Corrections Chaplains Corps from 2008 to February 2010; Member, Montgomery County, Maryland Department of
Corrections Volunteer Corps since February 2010; Liaison for Business Leadership Salvation Army World Service Organization (SAWSO) since 2010; Advisory Board Member, The Salvation Army since 1985; Financial Education Fund Chair, The Foundation Board
of Maryland Public Television since 2009; Former President, Executive Committee, Chair of Investment Committee, The Foundation Board of Maryland Public Television from 1997 to 2008. Prior thereto, Investment Representative of Morgan Stanley Dean
Witter from 1966 to 2000.

21

Since 2001

(table continued from previous page)

Name, Address(1) and Age

Position(s) Held with Funds

  Term of
 Office(2)

  Principal Occupation During At Least The Past Five
Years (Including Other Directorships Held)

  Number of   Funds Within
 Fund Complex Overseen by Director (Including the
Funds)

Length of Time Served(3)

  Frank K. Ross
Age: 69

Director

Until Next Election of Directors

Visiting Professor of Accounting, Howard University School of Business since 2004; Former Board member and Audit Committee Chair and Human Resources and Compensation Committee
Member, Pepco Holdings, Inc. (electric utility) from 2004 to 2014; Former Board Member of NCRIC Inc. from 2004 to 2005; Formerly, Mid-Atlantic Area Managing Partner for Assurance Services at KPMG LLP and Managing Partner of its Washington DC offices from 1977 to 2003.

21

Since 2004

  C. Edward Ward, Jr.
Age: 68

Director

Until Next Election of Directors

Member of The Board of Trustees of Manhattan College, Riverdale, New York, 2004 to 2014; Formerly Director of closed-end fund management for the New York Stock Exchange (the
NYSE) where he worked from 1979 to 2004.

21

Since 2004

(1)
The address for each Director is 280 Park Avenue, New York, NY 10017.

(2)
On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.

(3)
The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.

(4)
“Interested persons,” as defined in the 1940 Act, on the basis of their affiliation with the Advisor (Interested Directors).

(5)
Effective July 1, 2014, Mr. Harvey is a director of 16 funds in the Cohen & Steers Fund Complex.

Each Director, other than Messrs. Clark and Harvey, who were appointed to the Board in June 2011 and July 2014, respectively, has been a Director of the funds in the Cohen & Steers Fund Complex for at least five years. Additional information follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Independent Director possesses which the Board believes has prepared him or her to be an effective Director.

•

Michael Clark—Prior to becoming a Director of various Cohen & Steers funds, Mr. Clark served as President of the DWS family of funds and Managing Director at Deutsche Asset Management for over 5 years. Prior to then, he held senior management positions at Merrill Lynch Investment Managers and Merrill Lynch Asset Management, and prior thereto, was an auditor at Merrill
Lynch & Co. and Deloitte & Touche. He has over 24 years of investment management and financial services industry experience.

•

Bonnie Cohen—In addition to her tenure as a Director of various Cohen & Steers funds, Ms. Cohen served as the Funds’
lead Independent Director for one year. She also has served in high ranking positions within the federal government. In addition, Ms. Cohen has served on the boards of several not-for-profit companies and charitable foundations and founded her own consulting firm. She also served on the board of a firm that analyzes the trends of commercial real estate.

•

George Grossman—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Grossman has practiced commercial and residential real estate law, real estate development, zoning and complex financing for over 30 years, managing his own law firm. Mr. Grossman also serves as the Chairman of the Boards’ Contract Review Committee (since 2004), coordinating the information presented to the Boards in connection with the renewal of each Fund’s management contracts as well as interacting with the independent third party service provider.

•

Richard E. Kroon—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Kroon has served as the
Cohen & Steers Fund Complex’s lead Independent Director since 2006, acting as liaison between the Boards and the Independent Directors. Mr. Kroon has over 30 years of investment and management experience. In addition, he has served on the boards of several public and private companies, and charitable foundations.

•

Richard J. Norman—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Norman has served as the
Chairman of the Boards’ Governance Committee since 2004, acting as liaison between the Boards and the Investment Company Institute. Mr. Norman has over 34 years of business experience. He served as the Investment Chair of Maryland Public
Television for over 10 years, administering various investment opportunities. He serves on various boards of several charitable foundations, including the Salvation Army, where he coordinates and oversees numerous fundraising efforts.

•

Frank K. Ross—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Ross has served as the Chairman of the Boards’ Audit Committee since 2004, acting as liaison between the Boards and the Funds’ independent registered public accountants. Mr. Ross has over 35 years of public accounting and auditing experience. In addition, he is a visiting professor, teaching accounting auditing and ethics courses at a private university, and serves as the audit committee chairman and a member of the Human Resources and Compensation Committees of a public utility company. He was on the Board of NCRIC, Inc. from 2004 to 2006, when the company was sold. While on NCRIC’s Board, he served on the audit and governance committees.

•

C. Edward Ward Jr.—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Ward has over 31 years of industry experience with closed-end investment companies, previously serving as Director of Closed-End Fund Management at the NYSE. He also earned a master of business administration degree from Harvard University and currently serves as a trustee of a private university.

The Boards believe that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the board level, with no single Director, or particular factor, being indicative of board effectiveness. However, the Boards believe that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Boards believe that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Director’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Boards of the Funds) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific requirements and factors considered by the Committee in identifying and selecting Director candidates.

To assist them in evaluating matters under federal and state law, the Directors are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Advisor, and also may benefit from information provided by the Funds’ and the Advisor’s counsel; both Board and Fund counsel have significant experience advising funds and fund board members. Each Board and its committees have the ability to engage other experts as appropriate. Each Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure. The 1940 Act requires that at least 40% of a Fund’s directors not be “interested persons” (as defined in the 1940 Act) of the Fund and, as such, not affiliated with the Advisor (Independent Directors). To rely on certain exemptive rules under the 1940 Act, a majority of a Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, over 75% of the Fund’s Directors are Independent Directors. The
Chairmen of the Boards are interested persons of the Funds, and the Independent Directors have designated a lead Independent Director who chairs meetings or executive sessions of the Independent Directors, reviews and comments on Board meeting agendas, represents the views of the Independent Directors to management and facilitates communication among the Independent Directors and their counsel. Each Board has determined that its leadership structure, in which the Independent Directors have designated a lead Independent Director to function as described above is appropriate in light of the services that the Advisor and its affiliates provide to the Funds and potential conflicts of interest that could arise from these relationships.

Officers of the Funds. The officers of the Funds (other than Messrs. Steers and Harvey, whose biographies are provided above) their addresses, their ages, and their principal occupations for at least the past five years are set forth below.

ALL
FUNDS

Name, Address(1) and Age

  Position(s) Held
 with the
Funds(2)

Principal Occupation During at Least the Past Five Years

Length of Time Served(3)

  Adam M. Derechin
Age: 49

President and Chief Executive Officer

Chief Operating Officer of the Advisor since 2003 and prior to that, Senior Vice President of the Advisor.

2005

  Francis C. Poli
Age: 51

Secretary

Executive Vice President, Secretary and General Counsel of the Advisor since March 2007. Prior to that, General Counsel of Allianz Global Investors of America LP.

2007

(table continued from previous page)

Name, Address(1) and Age

  Position(s) Held
 with the
Funds(2)

Principal Occupation During at Least the Past Five Years

Length of Time Served(3)

  Tina M. Payne
Age: 40

Assistant Secretary

Senior Vice President and Associate General Counsel of the Advisor since 2010 and prior to that Vice President and Associate General Counsel since July 2007. Prior thereto, Vice
President and Counsel at PFPC Inc. (financial services company) from 2003 to 2007. Associate at Stradley, Ronon, Stevens & Young, LLP (law firm) from 2001 to 2003.

2007

  James Giallanza
Age: 48

Treasurer and Chief Financial Officer

Executive Vice President of the Advisor since 2014 and prior to that Senior Vice President of the Advisor since 2006.

2006

  Lisa Phelan
Age: 46

Chief Compliance Officer

Senior Vice President and Director of Compliance of the Advisor since 2007 and prior to that Vice President since 2006. Prior to joining the Advisor in 2004, she was Chief
Compliance Officer of Avatar Associates and Overture Asset Managers from 2003 to 2004.

2006

  Neil Bloom
Age 43

Assistant Treasurer

Vice President of the Advisor since August 2008. Prior thereto, Senior Tax Manager at KPMG, LLP (accounting firm) from 2004 to 2008.

2009

ACTIVE COMMODITIES STRATEGY FUND

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Nicholas Koutsoftas
Age: 40

Vice President

Senior Vice President of the Advisor since 2013. Prior to joining the Advisor, Mr. Koutsoftas was a senior vice president, co-portfolio manager, and head of the Active Commodities strategy at GE Asset Management.

2013

  Benjamin Ross
Age: 42

Vice President

Senior Vice President of the Advisor since 2013. Prior to joining the Advisor, Mr. Ross was a co-portfolio manager of the Active Commodities strategy GE Asset Management. Prior to that, Mr. Ross was a senior trader at GEAM, leading the international equity trading desk. Before joining GE in 1996, he worked at State Street Bank & Trust.

2013

DIVIDEND VALUE FUND

Name, Address(1) and Age

  Position(s)
 Held
with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Richard E. Helm
Age: 55

Vice President

Senior Vice President of the Advisor since August 2005 and head of its large cap value portfolio management team. Prior to that, senior portfolio manager of WM Advisors Inc. since
2001.

2005

(table continued from previous page)

GLOBAL INFRASTRUCTURE FUND

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Robert Becker
Age: 45

Vice President

Senior Vice President of the Advisor since December 2003. Prior thereto, co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. He has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.

2004

GLOBAL REALTY SHARES, INSTITUTIONAL GLOBAL
REALTY SHARES, AND INTERNATIONAL REALTY FUND

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Jon Cheigh
Age: 41

Vice President

Executive Vice President of the Advisor since 2012 and prior to that Senior Vice President of the Advisor since 2005. Prior to joining the Advisor, Mr. Cheigh was a vice president and senior research analyst for Security Capital.

2007

MLP & ENERGY OPPORTUNITY FUND

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Robert Becker
Age: 45

Vice President

Senior Vice President of the Investment Manager since December 2003. Prior thereto, co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. He has
previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.

2004

  Benjamin Morton
Age: 39

Vice President

Senior Vice President of the Investment Manager since 2003. Prior to joining the Investment Manager, he was the chief strategist for preferred securities at Merrill Lynch &
Co.

2004

PREFERRED SECURITIES AND INCOME FUND

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  William F. Scapell
Age: 47

Vice President

Executive Vice President of the Advisor since 2014 and prior to that Senior Vice President of CSCM since 2003. Prior to that, chief strategist for preferred securities at Merrill
Lynch & Co., Inc.

2010

(table continued from previous page)

REAL ASSETS FUND

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Vincent L. Childers
Age: 37

Vice President

Senior Vice President of the Advisor since 2013. Prior to that, he was a portfolio manager for real asset strategies at AllianceBernstein.

2013

  Yigal D. Jhirad
Age: 50

Vice President

Senior Vice President of the Advisor since 2007. Prior to that, executive director at Morgan Stanley and head of the portfolio and derivative strategies group.

Since Inception

  Jon Cheigh
Age: 41

Vice President

Executive Vice President of the Advisor since 2012 and prior to that Senior Vice President of the Advisor since 2005. Prior to joining the Advisor, Mr. Cheigh was a vice president and senior research analyst for Security Capital.

2007

  Nicholas Koutsoftas
Age: 40

Vice President

Senior Vice President of the Advisor since 2013. Prior to joining the Advisor, Mr. Koutsoftas was a senior vice president, co-portfolio manager, and head of the Active Commodities strategy at GE Asset Management.

2013

REALTY SHARES AND INSTITUTIONAL REALTY
SHARES

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Thomas Bohjalian
Age: 48

Vice President

Executive Vice President of the Advisor since 2012 and prior to that Senior Vice President of the Advisor since 2006. Prior to that, Vice President of Advisor from 2003 to 2005.
Prior thereto, Vice President at AEW Capital Management.

2006

  Jon Cheigh
Age: 41

Vice President

Executive Vice President of the Advisor since 2012 and prior to that Senior Vice President of the Advisor since 2005. Prior to joining the Advisor, Mr. Cheigh was a vice president and senior research analyst for Security Capital.

2007

REAL ESTATE SECURITIES FUND

Name, Address(1) and Age

Position(s) Held with Fund(2)

Principal Occupation During Past Five Years

Length of Time Served(3)

  Thomas Bohjalian
Age: 48

Vice President

Executive Vice President of the Advisor since 2012 and prior to that Senior Vice President of the Advisor since 2006. Prior to that, Vice President of Advisor from 2003 to 2005.
Prior thereto, Vice President at AEW Capital Management.

2006

  Yigal D. Jhirad
Age: 50

Vice President

Senior Vice President of the Advisor since 2007. Prior to that, executive director at Morgan Stanley and head of the portfolio and derivative strategies group.

2010

(1)
The address for all officers is 280 Park Avenue, New York, NY 10017.

(2)
Each appointed by the Board of Directors and serves at the pleasure of the Board of Directors.

(3)
The length of time served represents the year in which the officer was first appointed to any Fund in the Cohen & Steers Fund Complex.

All of the officers of a Fund are officers or employees of the Advisor and its affiliates. Their affiliations with the Funds and with the Advisor are provided under their principal business occupations.

The following table provides information concerning the dollar range of each Fund’s equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex, each as of December 31, 2013.

A—None

B—$1-$10,000

C—$10,001-$50,000

D—$50,001-$100,000

E—Over $100,000

Active Commodities Strategy Fund(1)

  Dividend
Value Fund

  Global   Infrastructure
Fund

Global Realty Shares

  Institutional   Global Realty
Shares

  Institutional   Realty
Shares

  International Realty
Fund

MLP & Energy Opportunity Fund(1)

  Preferred   Securities
and Income Fund

Real Assets Fund

Real Estate Securities Fund

  Realty
Shares

  Aggregate Dollar Range of Equity Securities in
the Cohen & Steers Fund Complex

Robert H. Steers

A

E

E

E

A

E

E

A

A

A

A

A

E

Martin Cohen(2)(3)

A

A

A

A

A

A

A

A

A

A

A

A

E

Joseph M. Harvey(4)

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

Michael Clark

A

C

C

A

A

A

A

A

C

A

A

A

E

Bonnie Cohen(3)

A

A

D

D

A

A

C

A

E

A

C

B

E

George Grossman

A

A

A

C

A

A

A

A

A

A

C

B

D

Richard E. Kroon

A

A

A

A

A

A

A

A

A

A

A

A

E

Richard J. Norman

A

A

A

A

A

A

A

A

A

A

A

A

E

Frank K. Ross

A

B

A

C

A

C

A

A

A

A

A

C

E

C. Edward Ward, Jr.

A

B

B

B

A

A

C

A

B

B

B

B

D

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014 and the MLP & Energy Opportunity Fund commenced operations on December 20, 2013.

(2)
Effective June 30, 2014, Martin Cohen is no longer a director of the funds in the Cohen & Steers Fund Complex.

(3)
Martin Cohen and Bonnie Cohen are unrelated.

(4)
Effective July 1, 2014, Joseph M. Harvey is a director of 16 funds in the Cohen & Steers Fund Complex.

Conflicts of Interest. No Independent Director and none of their immediate family members, own any securities issued by the Advisor or the
Distributor, or any person or entity (other than a Fund and other funds in the Cohen & Steers Fund Complex) directly or indirectly controlling, controlled by, or under common control with the Advisor or the Distributor.

BOARD’S ROLE IN FUND GOVERNANCE

Committees. Each Fund’s Board of Directors has five
standing committees, the Audit Committee, the Nominating Committee, the Contract Review Committee, the Governance Committee and the Dividend Committee. Each Committee is composed solely of Independent Directors. All of the Independent Directors are
members of the Nominating and Contract Review Committees. The members of the Governance Committees are Messrs. Clark, Norman and Ward. The members of the Audit Committees are Ms. Cohen and Messrs. Clark, Ross, Kroon and Grossman. The
members of the Dividend Committee are Ms. Cohen and Messrs. Clark and Kroon.

For each Fund, the Audit, Nominating, Contract Review,
Governance and Dividend Committees met three, one, one, four and two times, respectively during the fiscal year ended December 31, 2013.

The function of each Audit Committee is to assist the Board of Directors in its oversight of the Fund’s financial reporting process. The functions of each Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the Director nominees for any future meeting of shareholders and to set any necessary standards or qualifications for service on the Board of Directors. Each Nominating Committee will consider nominees properly recommended by the Fund’s shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to their Fund’s Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Advisor and Subadvisors (if applicable) and to select third parties to provide evaluative reports and other information regarding the services provided by the Advisor to the Board. The main function of each Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. Each Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of Independent Directors for service on the Board and any Board committee. The main function of each Dividend Committee is to assist the Board in the oversight of the closed-end Funds’ process for determining distributions.

Board’s Oversight Role in Management. Each
Board’s role in management of its Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily the Advisor and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, each Board, acting at its scheduled meetings, or the lead Independent Director, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and the Advisor’s Chief Compliance Officer and portfolio management personnel. Each Board’s Audit Committee meets during its scheduled meetings, and between meetings the audit committee chair maintains contact, with the Fund’s independent registered public accounting firm and the Fund’s Treasurer and Chief Financial Officer. Each Board also receives periodic presentations from senior personnel of the Advisor or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. Each Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Advisor and certain service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. However, it is not possible to eliminate all of the risks to the Funds. Each Board also receives reports from counsel to the Funds and the Advisor and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. Each Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

COMPENSATION OF DIRECTORS AND
CERTAIN OFFICERS

The following table sets forth information regarding compensation of the Directors by the Funds as of the date of this SAI for the fiscal year ended
February 28, 2014 for Dividend Value Fund and December 31, 2013 for all other funds and by the Cohen & Steers Fund Complex for the calendar year ended December 31, 2013. Officers of the Funds and Interested Directors do not
receive any

compensation from any Fund or any other fund in the Cohen & Steers Fund Complex, except for the Chief Compliance Officer, who receives less than $60,000 from any one Fund, except Realty
Shares. The Independent Directors are paid an annual base retainer of $107,500, paid quarterly, and a $10,000 per meeting fee per quarter ($40,000 annually), and such fees are allocated over the Cohen & Steers Fund Complex based on average net assets of each fund. The Audit Committee Chairman is paid $25,000 per year in the aggregate for his service as Chairman of the Audit Committees of the Cohen & Steers Fund Complex, and the Contract Review and Governance Committee
Chairmen are each paid $20,000 per year in the aggregate for their work in connection with the Cohen & Steers Fund Complex. The Chairperson of the Dividend Committee is paid $10,000 per year in the aggregate for her work in connection with the declaration of distributions for the Cohen & Steers closed-end funds. The lead Independent Director is paid $50,000 per year in the aggregate for his service as lead Independent Director of the Cohen & Steers Fund Complex. Directors
also may be paid additional compensation for services related to the Board or its committees, as approved by the Board. The column headed “Total Compensation Paid to Directors by Fund Complex,” represents the compensation paid by the twenty-two funds that each Director served in the Fund Complex during the year ended December 31, 2013 (including Cohen & Steers Emerging Markets Real Estate Fund, which liquidated on April 25, 2014). The Directors do not receive any pension or retirement benefits from the Cohen & Steers Fund Complex.

Name of Person, Position

Active Commodities Strategy Fund(1)

Dividend Value Fund

Global Infra struc ture Fund

Global Realty Shares

Institu tional Global Realty Shares

Insti tutional Realty Shares

  Inter national Realty
Fund

MLP & Energy Oppor tunity Fund(1)

Preferred Securities and Income Fund

Real Assets Fund

Real Estate Securities Fund

Realty Shares

  Total Compen sation Paid
to Director by Fund Complex

Michael Clark, Director

N/A

$
1,911

$
860

$
3,258

$
3,687

$
18,542

$
6,803

N/A

$
16,812

$700

$
9,039

$
38,348

$
147,500

Bonnie Cohen, Director

N/A

$
1,911

$
860

$
3,258

$
3,687

$
18,542

$
6,803

N/A

$
16,812

$700

$
9,039

$
38,348

$
157,500

  Martin Cohen,(2)(3) Director and
Co-Chairman

N/A

$
0

$
0

$
0

$
0

$
0

$
0

N/A

$
0

N/A

$
0

$
0

$
0

George Grossman, Director and Contract Review Committee Chairman

N/A

$
2,170

$
976

$
3,700

$
4,187

$
21,056

$
7,726

N/A

$
19,091

$795

$
10,265

$
43,548

$
167,500

Joseph M. Harvey,(2)(4)

N/A

$
0

$
0

$
0

$
0

$
0

$
0

N/A

$
0

N/A

$
0

$
0

$
0

Richard E. Kroon, Director and Lead Independent Director

N/A

$
2,559

$
1,151

$
4,363

$
4,937

$
24,827

$
9,109

N/A

$
22,511

$937

$
12,103

$
51,348

$
197,500

Richard J. Norman, Director and Governance Committee Chairman.

N/A

$
2,170

$
976

$
3,700

$
4,187

$
21,056

$
7,726

N/A

$
19,091

$795

$
10,265

$
43,548

$
167,500

Frank Ross, Director and Audit Committee Chairman

N/A

$
2,235

$
1,006

$
3,810

$
4,312

$
21,685

$
7,956

N/A

$
19,661

$819

$
10,571

$
44,848

$
172,500

  Robert H. Steers,(2) Director and
Co-Chairman

N/A

$
0

$
0

$
0

$
0

$
0

$
0

N/A

$
0

N/A

$
0

$
0

$
0

C. Edward Ward Jr., Director

N/A

$
1,911

$
860

$
3,258

$
3,687

$
18,542

$
6,803

N/A

$
16,812

$700

$
9,039

$
38,348

$
147,500

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014 and the MLP & Energy Opportunity Fund commenced operations on December 20, 2013.

(2)
Interested Director.

(3)
Effective June 30, 2014, Martin Cohen is no longer a director of the funds in the Cohen & Steers Fund Complex.

(4)
Effective July 1, 2014, Joseph M. Harvey is a director of 16 funds in the Cohen & Steers Fund Complex.

PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of any class of outstanding shares of a Fund. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with the Advisor. Certain of the investors below are believed to hold the indicated shares as nominee.

As of the dates indicated below, the following principal holders owned 5% or more of a Class of shares of each Fund that has commenced operations as of the date of this SAI as follows:

Real Assets Fund (as of March 31, 2014)

Name and Address

Fund Classes

  Percentage of
Total Shares Held

Morgan Stanley Smith Barney

A

9.18
%

Harborside Financial Center

C

20.69
%

Plaza 2, 3rd Floor

Jersey City, NJ 07311

UBS WM USA

A

84.30
%

OMNI ACCOUNT M/F

C

30.73
%

ATTN Department Manager

1000 Harbor BLVD Fl 5

Wehawken, NJ 07086-6761

Merrill Lynch

C

41.17
%

For Exclusive Benefit of Our Customers

I

51.51
%

4800 Deer Lake Dr. East—2nd Floor

Jacksonville, FL 32246-6484

Cohen & Steers Capital Management Inc

I

35.79
%

Attn Jim McAdams

280 Park Avenue, Fl 10

New York, NY 10017-1216

Charles Schwab & Co Inc

I

7.36
%

Reinvest Account

Z

43.31
%

Attn Mutual Funds

101 Montgomery St

San Francisco, CA 94101-4151

NFS LLC FEBO

R

49.28
%

George C. Hackler

George C. Hackler TTEE

U/A 05/11/2011

PO Box 2445

Corrales, NM 87048-2445

Name and Address

Fund Classes

  Percentage of
Total Shares Held

NFS LLC FEBO

R

10.75
%

FMT CO Custodian IRA Rollover

FBO Charles T. Crespy

111 Russell St

Mount Pleasant, MI 48858-1961

NFS LLC FEBO

R

9.09
%

FMTC Custodian—Roth BDA

NSPS John Ziesemer

14330 N Klug Ln

Mequon, WI 53097-1611

Raymond James Trust FBO

R

25.89
%

Hackler GST Tax Exempt Trust FBO

George Hackler

PO BOX 14407

St Petersburg, FL 33733-4407

PIMS/Prudential Retirement

Z

26.55
%

As Nominee For The TTEE/CUST PL 763

Archer & Greiner

One Centennial Sq

Haddonfield, NJ 08033-2454

Dividend Value Fund (as of May 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Morgan Stanley Smith Barney

A

6.03
%

Harborside Financial Center

C

9.31
%

Plaza 2, 3rd Floor

Jersey City, NJ 07311

Merrill Lynch

A

17.04
%

For Exclusive Benefit of Our Customers

C

63.70
%

FDS—Attn: Michael Ceglio

I

21.09
%

4800 Deer Lake Drive East

2nd Floor

Jacksonville, FL 32246-6484

Charles Schwab & Co., Inc.

A

15.3
%

Reinvest Account

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

UBS WM USA

A

22.49
%

Omni Account M/F

C

11.29
%

Attn: Department Manager

1000 Harbor Blvd. Fl 5

Weehawken, NJ 07086-6761

Name and Address

Fund Classes

Percentage of Total Shares Held

First Clearing LLC

A

7.61
%

For Exclusive Benefit of Our Customer

C

6.51
%

2801 Market Street

St. Louis, MO 63103

UBATCO & CO FBO Aces Trust Fund

I

47.39
%

6811 S. 27th Street

Lincoln, NE 68512-4823

MAC & CO

I

12.07
%

ATTN Mutual Funds

P.O. Box 3198

525 William Penn Place

Pittsburgh, PA 15230-3198

NFS LLC FEBO

I

5.08
%

State Street Bank Trust Co

1200 Crown Colony Dr.

Quincy, MA 02169-0938

LOCKHEED MARTIN CORP

I

7.11
%

Statestreet Bank & Trust TTEE

2 Avenue DeLaFayette; STE 3

Boston, MA 02111-1748

Global Infrastructure Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Pershing LLC 1

A

11.78
%

Pershing Plaza

B

16.33
%

Jersey City, NJ 07399-0002

Charles Schwab & Co., Inc.

A

8.32
%

Reinvest Account

I

21.70
%

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

Merrill Lynch

A

26.50
%

For Exclusive Benefit of Our Customers

B

25.88
%

FDS—Attn: Michael Ceglio

C

34.78
%

4800 Deer Lake Drive East

I

15.46
%

2nd Floor

Jacksonville, FL 32246-6484

UBS WM USA

A

8.55
%

Omni Account

C

9.66
%

Attn: Department Manager

100 Harbor Blvd., Fl 5

Weehawken, NJ 07086-6761

Name and Address

Fund Classes

Percentage of Total Shares Held

First Clearing LLC

A

10.11
%

For Exclusive Benefit of Our Customers

B

29.98
%

2801 Market Street

C

11.45
%

St. Louis, MO 63103

Morgan Stanley Smith Barney

C

26.77
%

Harborside Financial Center

I

18.15
%

Plaza 2, 3rd Floor

Jersey City, NJ 07311

NFS LLC FEBO

B

7.60
%

Ronald N. Griffin

Elaine A. Polizzi

31 W. 186 Rohrssen Rd.

Elgin, IL 60120-7542

NFS LLC FEBO

B

5.27
%

NFS/FMTC IRA

FBO Muriel Stedman

20 Tom St

Danielson, CT 06239-1427

NFS LLC FEBO

B

5.27
%

NFS/FMTC IRA

FBO Phillip Stedman

20 Tom St

Danielson, CT 06239-1427

NFS LLC FEBO

I

14.02
%

Busey Trust Company

100 W. University Avenue

Champaign, IL 61820-8801

Global Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Charles Schwab & Co., Inc.

A

14.22
%

Reinvest Account

I

21.26
%

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

Merrill Lynch

A

10.01
%

For Exclusive Benefit of Our Customers

B

15.72
%

FDS—Attn: Michael Ceglio

C

36.40
%

4800 Deer Lake Drive East

I

29.05
%

2nd Floor

Jacksonville, FL 32246-6484

Pershing LLC

B

49.90
%

1 Pershing Plaza

C

7.26
%

Jersey City, NJ 07399-0002

Name and Address

Fund Classes

Percentage of Total Shares Held

Morgan Stanley Smith Barney

A

5.85
%

Harborside Financial Center

B

7.41
%

Plaza 2, 3rd Floor

C

27.69
%

Jersey City, NJ 07311

I

19.75
%

First Clearing LLC

B

12.08
%

For Exclusive Benefit of Our Customers

C

7.21
%

2801 Market Street

I

11.98
%

St. Louis, MO 63103

UBS WM USA

A

32.52
%

Omni Account M/F

C

12.40
%

Attn: Department Manager

1000 Harbor Blvd., Fl. 5

Weehawken, NJ 07086-6761

Institutional Global Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Charles Schwab & Co., Inc.

N/A

41.58
%

Reinvest Account

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

UBS WM USA

N/A

6.18
%

Omni Account W/F

Attn: Department Manager

1000 Harbor Blvd. Fl 5

Weehawken, NJ 07086-6761

The Employee Retirement Plan of

N/A

6.32
%

The National Education Association

1201 16th St NW STE 210

Washington, D.C. 20036-3201

Institutional Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

NFS LLC FEBO

N/A

12.16
%

FIIOC as agent for Qualified Employee Benefit Plans (401K)

FINOPS-IC Funds

100 Magellan Way KW1C

Covington, KY 41015-1987

Charles Schwab & Co., Inc.

N/A

43.97
%

Reinvest Account

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

International Realty Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Merrill Lynch

A

8.04
%

For Exclusive Benefit of Our Customers

C

30.87
%

FDS—Attn: Michael Ceglio

I

9.03
%

4800 Deer Lake Drive East

2nd Floor

Jacksonville, FL 32246-6484

Charles Schwab & Co., Inc.

A

16.11
%

Reinvest Account

I

67.38
%

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

Pershing LLC

A

6.57
%

1 Pershing Plaza

Jersey City, NJ 07399-0002

Morgan Stanley Smith Barney

A

8.96
%

Harborside Financial Center

C

28.47
%

Plaza 2, 3rd Floor

Jersey City, NJ 07311

Maxim Series Fund, Inc.

A

10.98
%

8515 E. Orchard Rd. 2T2

Greenwood Village, CO 80111-5002

UBS WM USA

A

14.15
%

Omni Account M/F

C

11.85
%

Attn: Department Manager

1000 Harbor Blvd., Fl. 5

Weehawken, NJ 07086-6761

First Clearing LLC

C

9.03
%

For Exclusive Benefit of our Customers

2801 Market Street

St. Louis, MO 63103

Preferred Securities and Income Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Merrill Lynch

A

17.88
%

For Exclusive Benefit of Our Customers

C

46.42
%

FDS—Attn: Michael Ceglio

I

21.99
%

4800 Deer Lake Drive East

2nd Floor

Jacksonville, FL 32246-6484

Charles Schwab & Co., Inc.

A

21.27
%

Reinvest Account

I

7.75
%

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

Name and Address

Fund Classes

Percentage of Total Shares Held

First Clearing LLC

A

7.70
%

For Exclusive Benefit of Our Customers

C

13.19
%

2801 Market Street

I

8.62
%

St. Louis, MO 63103

UBS WM USA

A

14.97
%

Omni Account M/F

C

10.37
%

Attn: Department Manager

1000 Harbor Blvd., Fl. 5

Weehawken, NJ 07086-6761

Morgan Stanley Smith Barney

A

6.66
%

Harborside Financial Center

C

17.18
%

Plaza 2, 3rd Floor

I

10.22
%

Jersey City, NJ 07311

Real Estate Securities Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Pershing LLC

A

21.07
%

1 Pershing Plaza

B

8.81
%

Jersey City, NJ 07399-0002

Merrill Lynch

A

9.28
%

For Exclusive Benefit of Our Customers

B

25.14
%

FDS—Attn: Michael Ceglio

C

43.91
%

4800 Deer Lake Drive East

I

7.25
%

2nd Floor

Jacksonville, FL 32246-6484

Morgan Stanley Smith Barney

A

5.40
%

Harborside Financial Center

B

13.51
%

Plaza 2, 3rd Floor

C

18.87
%

Jersey City, NJ 07311

I

8.30
%

First Clearing LLC

B

22.93
%

For Exclusive Benefit of Our Customers

C

9.80
%

2801 Market Street

St. Louis, MO 63103

UBS WM USA

A

15.31
%

Omni Account M/F

B

5.47
%

Attn: Department Manager

C

7.75
%

1000 Harbor Blvd., Fl. 5

Weehawken, NJ 07086-6761

Charles Schwab & Co., Inc.

A

23.01
%

Reinvest Account

I

71.78
%

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

First Clearing LLC

N/A

11.98
%

For Exclusive Benefit of Our Customers

2801 Market Street

St. Louis, MO 63103

Morgan Stanley Smith Barney

N/A

6.31
%

Harborside Financial Center

Plaza 2, 3rd Floor

Jersey City, NJ 07311

Charles Schwab & Co., Inc.

N/A

35.30
%

Reinvest Account

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

NFS LLC FEBO

N/A

5.25
%

FIIOC as agent for Qualified Employee Benefit Plans (401K)

FINOPS-IC Funds

100 Magellan Way KW1C

Covington, KY 41015-1987

As of the date specified, the following principal holders owned 25% or more of the total outstanding shares of each Fund as follows:*

International Realty Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Charles Schwab & Co., Inc.

I

67.38
%

SPECIAL CUSTODY A/C FBO CUSTOMERS

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

Merrill Lynch

C

30.87
%

For Exclusive Benefit of Our Customers

4800 Deer Lake Dr. East—2nd Floor

Jacksonville, FL 32246-6484

Morgan Stanley Smith Barney

C

28.47
%

Harborside Financial Center

Plaza 2, 3rd Floor

Jersey City, NJ 07311

Real Estate Securities Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Charles Schwab & Co., Inc.

I

71.78
%

Attn: Mutual Funds Operations 120/2

101 Montgomery Street

San Francisco, CA 94101-4151

Name and Address

Fund Classes

Percentage of Total Shares Held

Merrill Lynch

B

25.14
%

For Exclusive Benefit of Our Customers

C

43.91
%

4800 Deer Lake Dr. East—2nd Floor

Jacksonville, FL 32246-6484

Preferred Securities and Income Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Merrill Lynch

C

46.42
%

For Exclusive Benefit of Our Customers

4800 Deer Lake Dr. East—2nd Floor

Jacksonville, FL 32246-6484

Dividend Value Fund (as of May 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

UBATCO & Co FBO Aces Trust Fund

I

47.39
%

6811 S 27th Street

Lincoln, NE 68512-4823

Merrill Lynch

C

63.70
%

For Exclusive Benefit of Our Customers

FDS—Attn: Michael Ceglio

4800 Deer Lake Drive East

2nd Floor

Jacksonville, FL 32246-6484

Institutional Global Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Charles Schwab & Co Inc

N/A

41.58
%

Reinvest Account

Attn Mutual Funds

101 Montegomery St

San Francisco, CA 94101-4151

Institutional Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Charles Schwab & Co Inc

N/A

43.97
%

Reinvest Account

Attn Mutual Funds

101 Montegomery St

San Francisco, CA 94101-4151

Real Assets Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

UBS WM USA

A

84.30
%

Omni Account W/F

C

30.73
%

Attn: Department Manager

1000 Harbor Blvd. Fl 5

Weehawken, NJ 07086-6761

Name and Address

Fund Classes

Percentage of Total Shares Held

Cohen & Steers Capital Management Inc

I

35.79
%

Attn Jim McAdams

280 Park Avenue, Fl 10

New York, NY 10017-1216

Merrill Lynch

C

41.17
%

For Exclusive Benefit of Our Customers

I

51.51
%

4800 Deer Lake Drive East—2nd Floor

Jacksonville, FL 32246-6484

NFS LLC FEBO

R

49.28
%

George C. Hackler

George C. Hackler TTEE

U/A 05/11/2011

PO Box 2445

Corrales, NM 87048-2445

Raymond James Trust FBO

R

25.89
%

Hackler GST Tax Exempt Trust FBO

George Hackler

PO BOX 14407

St Petersburg, FL 33733-4407

PIMS/Prudential Retirement

Z

26.55
%

As Nominee For The TTEE/CUST PL 763

Archer & Greiner

One Centennial Sq

Haddonfield, NJ 08033-2454

Charles Schwab & Co., Inc.

Z

43.31
%

Reinvest Account

Attn: Mutual Funds

101 Montgomery Street

San Francisco, CA 94101-4151

Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Charles Schwab & Co Inc

N/A

35.30
%

Reinvest Account

Attn Mutual Funds

101 Montegomery St

San Francisco, CA 94101-4151

Global Realty Shares (as of March 31, 2014)

Name and Address

Fund Classes

  Percentage of
Total Shares Held

Merrill Lynch

C

36.40
%

For Exclusive Benefit of Our Customers

I

29.05
%

4800 Deer Lake Dr. East—2nd Floor

Jacksonville, FL 32246-6484

Name and Address

Fund Classes

  Percentage of
Total Shares Held

Morgan Stanley Smith Barney

C

27.69
%

Harborside Financial Center

Plaza 2, 3rd Floor

Jersey City, NJ 07311

UBS WM USA

A

32.52
%

Omni Account W/F

Attn: Department Manager

1000 Harbor Blvd. Fl 5

Weehawken, NJ 07086-6761

Pershing LLC

B

49.90
%

1 Pershing Plaza

Jersey City, NJ 07399-0002

Global Infrastructure Fund (as of March 31, 2014)

Name and Address

Fund Classes

Percentage of Total Shares Held

Merrill Lynch

A

26.50
%

For Exclusive Benefit of Our Customers

B

25.88
%

4800 Deer Lake Dr. East—2nd Floor

C

34.78
%

Jacksonville, FL 32246-6484

Morgan Stanley Smith Barney

C

26.77
%

Harborside Financial Center

Plaza 2, 3rd Floor

Jersey City, NJ 07311

First Clearing LLC

B

29.98
%

For Exclusive Benefit of our Customers I 5.40%

2801 Market Street

St. Louis, MO 63103

MANAGEMENT OWNERSHIP

As of May 31, 2014 with respect to Dividend Value Fund and March 31, 2014 with respect to all other Funds except Real Assets Fund, Directors and officers of each Fund as a group owned less than 1% of their respective Fund’s outstanding shares. As of March 31, 2014, Directors and Officers owned 47% of Real Assets Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

Cohen & Steers Capital Management, Inc., a registered investment advisor, located at 280 Park Avenue, New York, New York 10017, is the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of CNS, a publicly traded company whose shares are listed on the NYSE under the symbol “CNS.” As of June 30, 2014, the Advisor managed approximately $52.3 billion in assets.

The Advisor was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. Messrs. Cohen and Steers are deemed “controlling persons” of the Advisor on the basis of their ownership of stock in
CNS.

Pursuant to investment advisory agreements (each, an Investment Advisory Agreement) with each of Dividend Value Fund, Global
Infrastructure Fund, Global Realty Shares, International Realty Fund, Preferred Securities and Income Fund, Real Assets Fund, Real Estate Securities Fund and Realty Shares, and investment management agreements (each, an Investment Management
Agreement) with Institutional Global Realty Shares and Institutional Realty Shares, the Advisor furnishes a continuous investment program for each Fund’s portfolio, and has overall responsibility for directing the investments of each Fund in accordance with each Funds’ investment objective, policies and limitations, subject to the general supervision of the Board of Directors of each Fund. With respect to Global Infrastructure Fund, Global Realty Shares, Institutional Global Realty
Shares, International Realty Fund and Real Assets Fund, the Advisor is also responsible for supervising the Subadvisors.

Under each Investment
Advisory Agreement or Investment Management Agreement, as applicable, the Fund pays the Advisor a monthly advisory or management fee equal to an annual percentage of the average daily NAV of the Fund. The fee that each Fund pays pursuant to its
Investment Management Agreement or Investment Advisory Agreement, as applicable, is set forth in the table below. In addition, the Advisor has made contractual commitments to certain of the Funds to waive its fee and/or reimburse such Funds for expenses to the extent necessary to maintain those Funds’ total annual operating expenses at or below certain levels. Such waiver/reimbursement arrangements are also set forth in the table below.

Fund

Advisory/Management Fee

Waiver/ Reimbursement Arrangement

Active Commodities Strategy Fund

1.00%

Through June 30, 2016, the Advisor has agreed to waive the Fund’s total annual operating expenses to 1.45% for Class A shares, 2.10% for Class C shares, 1.10%
for Class I shares, 1.25% for Class Z shares and, effective September 30, 2014, 1.60% for Class R shares and 1.10% for Class Z shares, subject to the exclusions described in the applicable Fund Prospectus.

Dividend Value Fund*

0.80% for assets up to and including $1.5 billion; 0.70% for assets above $1.5 billion

Through June 30, 2016, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund so that the Fund’s total annual operating expenses do not exceed
1.00% for Class A shares, 1.65% for Class C shares, 0.65% for Class I shares, and, effective September 30, 2014, 1.15% for Class R shares and 0.65% for Class Z shares, subject to the exclusions described in the applicable Fund
Prospectus.

Fund

Advisory/Management Fee

Waiver/ Reimbursement Arrangement

Global Infrastructure Fund*

0.75% for assets up to and including $1.5 billion; 0.65% for assets above $1.5 billion

Through June 30, 2016, the Advisor has agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% for the Class A shares, 2.15% for Class B shares and Class C shares, 1.15% for Class I shares, and, effective September 30, 2014, 1.65% for Class R shares and 1.15% for Class Z shares, subject to the exclusions described in the applicable Fund Prospectus.

Global Realty Shares*

0.90%

Through June 30, 2016, the Advisor has agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Funds’ total operating expenses at 1.40% for Class A shares, 2.05% for Class B and Class C shares, 1.05% for Class I shares, and, effective September 30, 2014, 1.55% for Class R shares and 1.05% for Class Z shares, subject to the exclusions described in the applicable Fund Prospectus.

Institutional Global Realty Shares**

1.00%

The Advisor has agreed to waive its fee and/or reimburse the Fund so that its total annual operating expenses never exceed 1.00% of average daily net assets. This commitment will remain in place for the life of the Fund.

Institutional Realty Shares**

0.75%

The Advisor has agreed to waive its fee and/or reimburse the Fund so that its total annual operating expenses never exceed 0.75% of average daily net assets. This commitment will remain in place for the life of the Fund.

International Realty Fund*

0.95% for assets up to and including $1.5 billion; 0.85% for assets above $1.5 billion

Through June 30, 2016, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.35% for Class A Shares, 2.00% for Class C Shares and 1.00% for Class I Shares, subject to exclusion described in the applicable Fund prospectus.

MLP and Energy Opportunity Fund*

1.00%

Through March 31, 2015, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.45% for Class A shares, 2.10% for Class C shares, 1.10% for Class I shares, 1.60% for Class R shares and 1.10% for Class Z shares and, after April 1, 2015 through June 30, 2016, 1.75% for Class R shares and
1.25% for Class Z shares.

Fund

Advisory/Management Fee

Waiver/ Reimbursement Arrangement

Preferred Securities and Income Fund*

0.70%

Through June 30, 2016, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.15% for Class A Shares, 1.80% for Class C Shares, 0.80% for Class I Shares, and, effective September 30, 2014, 1.30% for Class R shares and 0.80% for Class Z shares.

Real Assets Fund*

0.90%

Through June 30, 2016, the Advisor has contractually agreed to waive the Fund’s total annual fund operating expenses, which include the expenses of the subsidiary to 1.35% for the Class A shares, 2.00% for the Class C share, 1.00% for Class I shares, 1.50% for Class R Shares and 1.15% for Class Z shares and, effective September 30, 2014, 1.00% for Class Z shares.

Real Estate Securities Fund*

0.75% for assets up to and including $1.5 billion; 0.65% for assets above $1.5 billion

N/A

Realty Shares***

0.85% for assets up to and including $1.5 billion; 0.75% for assets above $1.5 billion

N/A

*
The fee for this Fund is allocated among the separate classes based on the classes’ proportionate shares of such average daily NAV.

**
The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest, fees and expenses of the Independent Directors (including fees and expenses of independent counsel and other independent consultants to the Independent Directors), trade organization membership dues, federal and state registration fees and, upon approval of the Board of Directors, extraordinary expenses.

***
Effective August 1, 2014, the Fund’s advisory fee is 0.85% for assets up to and including $1.5 billion, 0.75% of such assets between $1.5 billion and $7.5 billion and 0.70% of such assets in excess of $7.5 billion.

For the fiscal years ended: (i) December 31, 2013, 2012 and 2011 for each Fund other than Active Commodities Strategy Fund, Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 and 2013 and February 29, 2012 for Dividend Value Fund, the Advisor received advisory or management fees in the following amounts:

2014

2013

2012

2011

Active Commodities Strategy Fund(1)

N/A

N/A

N/A

N/A

Global Infrastructure Fund

N/A

$
893,850

$
689,769

$
706,883

Global Realty Shares

N/A

$
4,089,791

$
3,662,819

$
3,900,443

Institutional Global Realty Shares

N/A

$
5,193,841

$
5,414,427

$
5,574,628

Institutional Realty Shares

N/A

$
19,280,105

$
16,451,028

$
11,839,303

International Realty Fund

N/A

$
9,030,797

$
10,218,933

$
12,634,009

Preferred Securities and Income Fund

N/A

$
15,811,716

$
8,643,346

$
3,041,712

Real Assets Fund(1),(2)

N/A

$
843,395
(2)

$
466,525
(2)

N/A

Real Estate Securities Fund

N/A

$
9,386,880

$
7,311,443

$
4,358,300

2014

2013

2012

2011

Realty Shares

N/A

$
41,550,134

$
35,934,818

$
28,997,865

Dividend Value Fund

$
2,095,440

$
1,646,285

$
1,088,190

$
1,593,979

MLP & Energy Opportunity Fund(1)

N/A

N/A

N/A

N/A

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real
Assets Fund commenced operations on January 31, 2012.

(2)
A portion of this fee includes subadvisory fees paid to Gresham Investment Management LLC and Investec Asset Management US Ltd.

For the fiscal years ended: (i) December 31, 2013, 2012 and 2011 for each of the following Funds other than Active Commodities Strategy Fund,
Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 and 2013 and February 29, 2012 for Dividend Value Fund, the Advisor waived and/or reimbursed the following Funds the respective amounts set forth in the table below, pursuant to contractual agreements by the Advisor to limit expenses that were substantially the same as those described above:

2014

2013

2012

2011

Active Commodities Strategy Fund(1)

N/A

N/A

N/A

N/A

Global Infrastructure Fund

N/A

$
7,839

$
146,869

$
103,970

Global Realty Shares*

N/A

$
81,063

N/A

N/A

Institutional Global Realty Shares

N/A

$
69,851

$
117,627

$
151,018

Institutional Realty Shares

N/A

$
388,870

$
355,442

$
328,226

International Realty Fund**

N/A

$
2,065,168

N/A

N/A

Preferred Securities and Income Fund

N/A

$
2,620,696

$
1,513,839

$
1,015,531

Real Assets Fund(1)

N/A

$
739,311

$
578,263

N/A

Dividend Value Fund

$
1,036,109

$
740,348

$
494,670

$
588,359

MLP & Energy Opportunity Fund(1)

N/A

N/A

N/A

N/A

*
Effective July 1, 2013 through June 30, 2015, the Advisor has agreed to waive its fee and/or reimburse the Fund for expenses incurred so that total annual
Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.40% for Class A shares, 2.05% for Class B and Class C shares and 1.05% for Class I shares.

**
Effective January 1, 2013 through June 30, 2015, the Advisor has agreed to waive its fee and/or reimburse the Fund for expenses incurred so that total annual
Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.35% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares.

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real
Assets Fund commenced operations on January 31, 2012.

Therefore, for the fiscal years ended: (i) December 31, 2013,
2012 and 2011 for each of the following Funds other than Active Commodities Strategy Fund, Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 and 2013 and February 29, 2012 for Dividend Value Fund,
the net management fee or advisory fees paid by these Funds were as follows:

2014

2013

2012

2011

Active Commodities Strategy Fund(1)

N/A

N/A

N/A

N/A

Global Infrastructure Fund

N/A

$
886,011

$
542,900

$
602,913

Global Realty Shares*

N/A

$
4,008,728

N/A

N/A

Institutional Global Realty Shares

N/A

$
5,123,990

$
5,296,800

$
5,423,610

Institutional Realty Shares

N/A

$
18,891,235

$
16,095,586

$
11,511,077

International Realty Fund**

N/A

$
6,965,629

N/A

N/A

Preferred Securities and Income Fund

N/A

$
13,191,020

$
7,129,507

$
2,026,181

Real Assets Fund(1)

N/A

$
104,084

N/A

N/A

Dividend Value Fund

$
1,059,331

$
905,937

$
593,520

$
1,005,620

MLP & Energy Opportunity Fund(1)

N/A

N/A

N/A

N/A

*
Effective July 1, 2013 through June 30, 2015, the Advisor has agreed to waive its fee and/or reimburse the Fund for expenses incurred so that total annual
Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.40% for Class A shares, 2.05% for Class B and Class C shares and 1.05% for Class I shares.

**
Effective January 1, 2013 through June 30, 2015, the Advisor has agreed to waive its fee and/or reimburse the Fund for expenses incurred so that total annual
Fund operating expenses (excluding acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.35% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares.

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real
Assets Fund ccommenced operations on January 31, 2012.

The Advisor also provides the Funds with such personnel as the Funds may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the co-administrator, the Transfer Agent and the custodian, which the Advisor is not required to furnish under the
Investment Advisory Agreements. The personnel rendering these services, who may act as officers of a Fund, may be employees of the Advisor or its affiliates. The cost to a Fund for these services must be agreed to by a Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. Institutional Global Realty Shares, Institutional Realty Shares and Realty Shares do not pay for these services performed by officers of the Advisor or its affiliates. A Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Funds intends to do so whenever it appears advantageous to a Fund.

THE SUBADVISORS

With respect to Global Infrastructure Fund, Global Realty Shares, Institutional
Global Realty Shares, International Realty Fund, MLP & Energy Opportunity Fund and Real Assets Fund (each, a Subadvised Fund and collectively, the Subadvised Funds), the Advisor has entered into subadvisory agreements (each, a Subadvisory
Agreement) with each of the Subadvisors. References in this SAI to activities and responsibilities of the Advisor with respect to a SubAdvised Fund may be performed by one or more of the Subadvisors pursuant to the Subadvisory Agreements with the Advisor.

Each of the Subadvisors provides investment advisory and research services in connection with managing the investments of the Subadvised Funds. CNS UK is located at 21 Sackville Street, 4th floor, London, U.K. and CNS Asia is located at 1201-2, Citibank Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong. As of March 31, 2014, CNS Asia and CNS UK managed approximately $3.1 billion and $4.3 billion respectively.

Effective October 1, 2009, except with respect to Real Assets Fund and MLP
& Energy Opportunity Fund, the Advisor allocates 50% of the advisory fee received from each Fund among itself and each of CNS Europe (until December 31, 2012), CNS Asia and CNS UK based on the portion of each Fund’s average assets managed by the Advisor and each Subadvisor. The Advisor retains the remaining 50% of the advisory fee received from each Fund. Prior to October 1, 2009, the Advisor paid CNS Asia, CNS UK and CNS Europe 16.3%, 6.3% and 6.3%, respectively, of the advisory fee received by the Advisor from each Fund.

The Advisor allocates the advisory fee received from Real Assets Fund and MLP &
Energy Opportunity Fund among itself and each of CNS Europe (until December 31, 2012) for Real Assets Fund, CNS Asia and CNS UK for both Real Assets Fund and MLP & Energy Opportunity Fund using the same methodology as set forth in the preceding paragraph.

For the fiscal years ended December 31, 2013, 2012 and 2011, the Advisor paid each of CNS Asia, CNS UK and CNS
Europe the following subadvisory fees with respect to each Subadvised Fund.

CNS Europe*

Fiscal Year Ended

Global Infrastructure Fund

Global Realty Shares

Institutional Global Realty Shares

International Realty Fund

Real
Assets Fund(1)

2013

N/A

N/A

N/A

N/A

N/A

2012

$
29,976

$
69,375

$
90,830

$
370,505

$
2,417

2011

$
58,486

$
144,132

$
173,083

$
817,456

N/A

*
Effective December 31, 2012, each of the Subadvised Funds terminated its Subadvisory Agreement with Cohen & Steers Europe S.A. (CNS Europe).

CNS Asia

Fiscal Year Ended

Global Infrastructure Fund

Global Realty Shares

Institutional Global Realty Shares

International Realty Fund

Real
Assets Fund(1)

MLP &
Energy Opportunity Fund(2)

2013

$
107,489

$
747,367

$
799,316

$
2,987,096

$
25,997

N/A

2012

$
81,080

$
672,537

$
827,408

$
3,290,071

$
13,879

N/A

2011

$
84,791

$
678,996

$
824,991

$
3,923,599

N/A

N/A

CNS UK

Fiscal Year Ended

Global Infrastructure Fund

Global Realty Shares

Institutional Global Realty Shares

International Realty Fund

Real
Assets Fund(1)

MLP &
Energy Opportunity Fund(2)

2013

$
130,499

$
284,148

$
305,913

$
1,192,358

$
23,705

N/A

2012

$
73,353

$
168,968

$
207,408

$
860,139

$
5,173

N/A

2011

$
58,486

$
144,132

$
173,083

$
817,456

N/A

N/A

(1)
The Fund commenced operations on January 31, 2012.

(2)
The Active Commodities Strategy Fund commenced operations on May 1, 2014 and the MLP & Energy Opportunity Fund commenced operations on December 20, 2013.

PORTFOLIO MANAGERS

Accounts Managed. The portfolio managers (each referred to as a portfolio manager) for each Fund are listed below. Each portfolio manager also manages other registered investment companies and/or other pooled investment vehicles and other accounts in addition to the Fund or Funds that they manage. The following tables show, as of December 31, 2013, unless otherwise indicated, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.

Number of Other Accounts Managed and Assets ($mm) by Account Type

Registered Investment Companies

Other Pooled Vehicles

Other Accounts

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Active Commodities Strategy Fund

Nicholas Koutsoftas

1

$
100

–0–

$
–0–

–0–

$
–0–

Benjamin Ross

1

$
100

–0–

$
–0–

–0–

$
–0–

Dividend Value Fund

Richard E. Helm

5

$
2,193

2

$
495

7

$
363
(1)

Christopher Rhine(2)

4

$
1,994

2

$
487

6

$
252

Anatoliy Cherevach(2)

1

$
357

–0–

$
–0–

–0–

$
–0–

Jamelah Leddy(2)

1

$
357

–0–

$
–0–

–0–

$
–0–

Number of Other Accounts Managed and Assets ($mm) by Account Type

Registered Investment Companies

Other Pooled Vehicles

Other Accounts

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Global Infrastructure Fund

Robert Becker

5

$
3,859

6

$
790

3

$
167

Ben Morton

6

$
3,082

6

$
790

2

$
167

Global Realty Shares

Joseph M. Harvey

17

$
18,663

34

$
14,655

33

$
4,170
(3)

Jon Cheigh

7

$
7,432

27

$
3,522

13

$
1,815

Luke Sullivan

4

$
1,862

29

$
5,461

19

$
2,076

Charles McKinley

2

$
928

26

$
4,925

8

$
748

William Leung

4

$
1,862

29

$
5,461

10

$
1,536

Rogier Quirijns

3

$
1,829

29

$
5,461

10

$
1,536

Institutional Global Realty Shares

Joseph M. Harvey

17

$
18,663

34

$
14,655

33

$
4,170
(3)

Jon Cheigh

7

$
7,432

27

$
3,522

13

$
1,815

Luke Sullivan

4

$
1,862

29

$
5,461

19

$
2,076

Charles McKinley

2

$
928

26

$
4,925

8

$
748

William Leung

4

$
1,862

29

$
5,461

10

$
1,536

Rogier Quirijns

3

$
1,829

29

$
5,461

10

$
1,536

Institutional Realty Shares

Joseph M. Harvey

17

$
18,663

34

$
14,655

33

$
4,170
(3)

Thomas Bohjalian

8

$
12,728

7

$
11,133

19

$
2,076
(3)

Jon Cheigh

7

$
7,432

27

$
3,522

13

$
1,815

Jason Yablon

7

$
8,539

–0–

$
–0–

3

$
880

International Realty Fund

Joseph M. Harvey

17

$
18,663

34

$
14,655

33

$
4,170
(3)

Jon Cheigh

7

$
7,432

27

$
3,522

13

$
1,815

Luke Sullivan

4

$
1,862

29

$
5,461

19

$
2,076

William Leung

4

$
1,862

29

$
5,461

10

$
1,536

Rogier Quirijns

3

$
1,829

29

$
5,461

10

$
1,536

MLP & Energy Opportunity Fund

Robert Becker

5

$
3,859

6

$
790

3

$
167

Ben Morton

6

$
3,082

6

$
790

2

$
167

Preferred Securities and Income Fund

Joseph M. Harvey

17

$
18,663

34

$
14,655

33

$
4,170
(3)

William F. Scapell

9

$
9,867

2

$
8,726

8

$
780

Real Assets Fund

Jon Cheigh

7

$
7,432

27

$
3,522

13

$
1,815

Yigal D. Jhirad

2

$
453

–0–

$
–0–

–0–

$
–0–

Nicholas Koutsoftas

1

$
100

–0–

$
–0–

–0–

$
–0–

Vincent Childers

1

$
100

–0–

$
–0–

–0–

$
–0–

Real Estate Securities Fund

Joseph M. Harvey

17

$
18,663

34

$
14,655

33

$
4,170
(3)

Thomas Bohjalian

8

$
12,728

7

$
11,133

19

$
2,076
(3)

Jason Yablon

7

$
8,539

–0–

$
–0–

3

$
880

Realty Shares

Joseph M. Harvey

17

$
18,663

34

$
14,655

33

$
4,170
(3)

Number of Other Accounts Managed and Assets ($mm) by Account Type

Registered Investment Companies

Other Pooled Vehicles

Other Accounts

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Number of Accounts

Total Assets

Thomas Bohjalian

8

$
12,728

7

$
11,133

19

$
2,076
(3)

Jon Cheigh

7

$
7,432

27

$
3,522

13

$
1,815

Jason Yablon

7

$
8,539

–0–

$
–0–

3

$
880

(1)
One “Other Account”, with total assets of $77.3 million, is subject to performance based fees.

(2)
Effective August 1, 2014, Christopher Rhine, Anatoliy Cherevach and Jamelah Leddy are portfolio managers of Dividend Value Fund. Other accounts information is as of
March 31, 2014.

(3)
One “Other Account”, with total assets of $80.4 million, is subject to performance based fees.

Share Ownership. The following table indicates the dollar range of securities of each Fund owned by each Fund’s portfolio managers as of
December 31, 2013 for each Fund other than Dividend Value Fund, and February 28, 2014 with respect to Dividend Value Fund:

A—None

B—$1-$10,000

C—$10,001-$50,000

D—$50,001-$100,000

E—$100,001-$500,000

F—$500,001-$1,000,000

G—over $1,000,000

N/A—Not applicable (not a portfolio manager of the
Fund)

Portfolio Manager

Active Commodities Strategy Fund(1)

Dividend Value Fund

Global Infrastructure Fund

Global Realty Shares

Institutional Global Realty Shares

Institutional Realty Shares

International Realty Fund

MLP
& Energy Opportunity Fund(1)

Preferred Securities and Income Fund

Real Assets Fund

Real Estate Securities Fund

Realty Shares

Joseph M. Harvey

N/A

N/A

N/A

A

A

A

E

N/A

A

E

A

E

Richard E. Helm

N/A

E

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

William F. Scapell

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

E

A

N/A

N/A

Robert Becker

N/A

N/A

C

N/A

N/A

N/A

N/A

A

N/A

A

N/A

N/A

Ben Morton

N/A

N/A

C

N/A

N/A

N/A

N/A

A

N/A

A

N/A

N/A

Gerios M. Rovers

N/A

N/A

N/A

A

A

N/A

A

N/A

N/A

N/A

N/A

N/A

Roger Quirijns

N/A

N/A

N/A

A

A

N/A

A

N/A

N/A

N/A

N/A

N/A

Luke Sullivan

N/A

N/A

N/A

A

A

N/A

A

N/A

N/A

N/A

N/A

N/A

Charles McKinley

N/A

N/A

N/A

A

A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

Thomas Bohjalian

N/A

N/A

N/A

N/A

N/A

A

N/A

N/A

N/A

N/A

A

C

Jon Cheigh

N/A

N/A

N/A

A

A

A

A

N/A

N/A

A

N/A

A

Yigal D. Jhirad

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

B

N/A

N/A

Jason Yablon

N/A

N/A

N/A

N/A

N/A

A

N/A

N/A

N/A

A

A

C

William Leung

N/A

N/A

N/A

A

A

N/A

A

N/A

N/A

N/A

N/A

N/A

Elaine Zaharis-Nikas

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

A

N/A

N/A

Vincent Childers

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

C

N/A

N/A

Nicholas Koutsoftas

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

A

N/A

N/A

Benjamin Ross

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

A

N/A

N/A

Christopher Rhine(2)

N/A

A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

A

N/A

N/A

Anatoliy Cherevach(2)

N/A

C

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

Jamelah Leddy(2)

N/A

E

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

N/A

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014 and the MLP & Energy Opportunity Fund commenced on December 20, 2013.

(2)
Effective August 1, 2014, Christopher Rhine, Anatoliy Cherevach and Jamelah Leddy are portfolio managers of Dividend Value Fund. Ownership information is as of each
Fund’s most recent fiscal year end.

Conflicts of Interest

Advisor, CNS Asia and CNS UK. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which a
Fund may invest or that may pursue a strategy similar to one of the Fund’s strategies, the Advisor and CNS Asia and CNS UK have procedures in place that are designed to ensure that all accounts are treated fairly and that the Funds are not disadvantaged.

For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to a Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor or CNS Asia and/or CNS UK, as applicable. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor and CNS Asia and CNS UK strive to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related limitations (such as client-imposed restrictions or lack of available cash), it is the general policy of the Advisor and
CNS Asia and CNS UK to allocate investment ideas pro rata to all accounts with the same primary investment strategy, except where an allocation would not produce a meaningful position size. In addition, each Fund, as a registered investment company, is subject to different regulations than certain of the other accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the other accounts.

Certain of the portfolio managers may from time to time manage one or more accounts on behalf of the Advisor or CNS Asia and/or CNS UK, as applicable, and its affiliated companies (the “CNS Accounts”). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of the Advisor and CNS
Asia and CNS UK, however, not to put the interests of the CNS Accounts ahead of the interests of client accounts. The Advisor and CNS Asia and CNS UK may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading, except as noted below. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not normally be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. However, in the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if the Advisor and CNS Asia and CNS UK, acting in their reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Certain accounts managed by
the Advisor may compensate the Advisor using performance based fees. Orders for these accounts will be aggregated, to the extent possible, with any other account managed by the Advisor, regardless of the method of compensation. In the event such orders are aggregated,

allocation of partially-filled orders will be made on a pro-rata basis in accordance with pre-trade indications. An account’s fee structure is not considered when making allocation decisions.

Finally, the structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

The Advisor and CNS Asia and CNS UK, and the Funds, have adopted certain compliance procedures that are designed to address the above conflicts as well as other types of conflicts of interests. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation of Investment Professionals

Advisor, CNS Asia and CNS UK. Compensation of portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and
(3) long-term stock-based compensation consisting generally of restricted stock units of the Advisor and CNS Asia and CNS UK’ parent, CNS. All investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect in the January following the fiscal year-end of CNS. The Advisor and CNS Asia and CNS UK compensate their portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of funds and accounts managed by the portfolio manager compared with appropriate peer groups or benchmarks. The Advisor and CNS Asia and CNS UK use a variety of benchmarks to evaluate the portfolio managers’ performance for compensation purposes, as set forth in following table:

Fund

Benchmark

Active Commodities Strategy Fund

Messrs. Koutsoftas and Ross

Bloomberg Commodity Index

Dividend Value Fund

Messrs. Helm, Rhine and Cherevach and Ms. Leddy(1)

Russell 1000 Value Index

Global Infrastructure Fund

Messrs. Becker and Morton

UBS Global 50/50 Infrastructure & Utilities Index

Global Realty Shares

Messrs. Harvey, Cheigh, Sullivan, McKinley, Quirijns and Leung

FTSE EPRA/NAREIT Developed Real Estate Index

Institutional Global Realty Shares

Messrs. Harvey, Cheigh, Sullivan, McKinely, Quirijns and Leung

FTSE EPRA/NAREIT Developed Real Estate Index

Institutional Realty Shares

Messrs. Harvey, Bohjalian, Cheigh and Yablon

FTSE NAREIT Equity REIT Index

International Realty Fund

Messrs. Harvey, Cheigh, Sullivan, Quirijns and Leung

FTSE EPRA/NAREIT Developed Ex-U.S. Real Estate Index

MLP & Energy Opportunity Fund

Messrs. Becker and Morton

Primary: Alerian Energy Infrastructure Index Secondary: Alerian MLP Index

Fund

Benchmark

Preferred Securities and Income Fund

Messrs. Harvey and Scapell

  BofA Merrill Lynch Capital Securities Index;
BofA Merrill Lynch Fixed Rate Preferred Securities Index

Real Assets Fund

Messrs. Childers, Jhirad, Cheigh and Koutsoftas

Blended Benchmark—27.5% FTSE EPRA/NAREIT Developed Real Estate Index—net/27.5%

Dow Jones—UBS Commodity Index/15%

S&P
Global Natural Resources Index—net/15%

Dow Jones—Brookfield Global Infrastructure Index/10%

BofA Merrill Lynch 1-3 Year U.S. Corporate Index/5% Gold Index

Real Estate Securities Fund

Messrs. Harvey and Bohjalian

FTSE NAREIT Equity REIT Index

Realty Shares

Messrs. Harvey, Bohjalian, Cheigh and Yablon

FTSE NAREIT Equity REIT Index

(1)
Effective August 1, 2014, Christopher Rhine, Anatoliy Cherevach and Jamelah Leddy are portfolio managers of Dividend Value Fund.

In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds and accounts with a primary investment objective of high current income, consideration will also be given to the funds’ and accounts’ success in achieving this objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis.
Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of the Advisor and CNS Asia and CNS UK varies in line with the portfolio manager’s seniority and position with the firm.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the
Advisor and CNS. While the annual salaries of the Advisor’s and CNS Asia and CNS UKs’ portfolio managers are fixed, cash bonuses and stock based compensation may fluctuate significantly from year-to-year, based on changes in manager performance and other factors.

Note that the Advisor has two accounts with performance-based advisory fees; however, these accounts do not impact the compensation of Messrs. Harvey or Helm.

In addition, Messrs. Helm, Rhine and Cherevach and Ms. Leddy, portfolio managers of the Dividend Value Fund, and the investment team that is assembled in Seattle, Washington to manage large cap value portfolios are entitled to additional compensation based on a percentage of revenues, less allocated expenses, associated with fees paid to Cohen & Steers with respect to large cap value portfolios.

ADMINISTRATIVE SERVICES

The Advisor performs certain administrative functions for each Fund, including (i) providing office space, telephone, office equipment and supplies for each Fund; (ii) paying the compensation of each Fund’s officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of each Fund; (iv) supervising preparation of the periodic updating of each Fund’s registration statement, including the Prospectuses and SAI, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to each Fund’s shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of each Fund’s investment portfolio and the publication of the NAV of each Fund’s shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to each Fund, including the custodian, Transfer Agent and printers; (viii) providing trading desk facilities for each Fund; (ix) supervising compliance by each
Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for each Fund (other than those maintained by the custodian and Transfer Agent) and preparing and filing of tax reports other than each
Fund’s income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

The Advisor provides these administrative services to Active Commodities Strategy Fund, Dividend Value Fund, Global Infrastructure Fund, Global Realty
Shares, International Realty Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, Real Assets Fund, Real Estate Securities Fund and Realty Shares pursuant to an administration agreement with each of these Funds (the
Administration Agreement). For its services under the Administration Agreement, the Advisor receives a monthly fee from each of the foregoing Funds at the annual rate of 0.08% in the case of Active Commodities Strategy Fund, 0.04% in the case of
Dividend Value Fund, 0.06% in the case of International Realty Fund, 0.05% in the case of MLP & Energy Opportunity Fund, 0.05% in the case of Preferred Securities and Income Fund, 0.08% in the case of Real Assets Fund and 0.02% in the case of all other Funds. The Advisor provides these administrative services to Institutional Global Realty Shares and Institutional Realty Shares pursuant to each Fund’s Investment Management Agreement, at no additional fee to these Funds other than the fees paid under each Investment Management Agreement.

In accordance with the terms of the Administration Agreement or Investment
Management Agreements, as applicable, and with the approval of each Fund’s Board of Directors, the Advisor has caused each Fund except MLP & Energy Opportunity Fund, to retain State Street Bank and Trust Company (State Street) under a fund accounting and administration agreement (the Co-Administration Agreement) with each Fund and MLP & Energy Opportunity Fund to retain U.S. Bancorp Fund Services, LLC (U.S. Bancorp) under a fund accounting and administration agreement
(the Co-Administration Agreement with U.S. Bancorp). Under the Co-Administration Agreements, State Street and U.S. Bancorp have assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining each Fund’s NAV and preparing these figures for publication; (ii) maintaining certain of each Fund’s books and records that are not maintained by the Advisor, custodian or Transfer Agent; (iii) preparing financial information for each Fund’s income tax returns, proxy statements, shareholders reports, and SEC filings and (iv) responding to shareholder inquiries.

Under the terms of the Co-Administration Agreement, Active Commodities Strategy Fund, Global Infrastructure Fund, Global Realty Shares, International
Realty Fund, Preferred Securities and Income Fund, Real Assets Fund, Real Estate Securities Fund and Realty Shares each pay State Street a monthly administration fee computed on the basis of the aggregate net assets of all the funds in the
Cohen & Steers Fund Complex at an annual rate equal to 0.03% of the first $2.2 billion in assets, 0.02% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000. The aggregate fee paid by each Fund and the other funds in the Cohen & Steers Fund Complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. Each of Active Commodities Strategy Fund, Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, International Realty Fund, Preferred Securities and Income Fund, Real Assets Fund, Real Estate

Securities Fund and Realty Shares is then responsible for its pro rata amount of the aggregate administration fee. In the case of Institutional Global Realty Shares and Institutional Realty
Shares, the Advisor pays for the cost of State Street’s services without any additional charge to those Funds.

Under the terms of the
Co-Administration Agreement with U.S. Bancorp, MLP & Energy Opportunity Fund pays a monthly administration fee based upon the average net assets of the Fund (including any subsidiary if applicable) at an annual rate equal to 0.06% of the first $400 million in assets and 0.04% of assets in excess of $400 million, with a minimum fee per fund of $90,000.

State Street also serves
as each Fund’s custodian except for MLP & Energy Opportunity Fund for which, U.S. Bank National Association serves as custodian. See “Custodian and Transfer and Dividend Disbursing Agent,” below. The Transfer Agent, an affiliate of State Street, has been retained by each Fund to provide transfer agency services.

For the fiscal years ended:
(i) December 31, 2013, 2012 and 2011 for each Fund other than Active Commodities Strategy Fund, Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 and 2013 and February 29, 2012 for
Dividend Value Fund, the Advisor received administration fees from each Fund in the following amounts:

2014

2013

2012

2011

Active Commodities Strategy Fund(1)

N/A

N/A

N/A

N/A

Dividend Value Fund

$
104,772

$
82,314

$
54,410

$
79,699

Global Infrastructure Fund

N/A

$
23,836

$
18,394

$
18,850

Global Realty Shares

N/A

$
90,884

$
81,396

$
86,677

Institutional Global Realty Shares

N/A

None

None

None

Institutional Realty Shares

N/A

None

None

None

International Realty Fund

N/A

$
570,366

$
645,406

$
797,937

MLP & Energy Opportunity Fund(1)

N/A

N/A

N/A

N/A

Preferred Securities and Income Fund

N/A

$
1,129,408

$
617,382

$
217,265

Real Assets Fund(1)

N/A

$
74,968

$
41,469

N/A

Real Estate Securities Fund

N/A

$
250,317

$
194,972

$
116,221

Realty Shares

N/A

$
1,068,004

$
918,262

$
733,277

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real Assets Fund commenced operations on January 31, 2012.

DISTRIBUTOR

Cohen & Steers Securities, LLC located at 280 Park Avenue, New York, NY 10017 (the Distributor), serves as the Distributor of shares of each
Fund.

For Class A and Class C shares of Active Commodities Strategy Fund, Dividend Value Fund, Global Infrastructure Fund, Global
Realty Shares, International Realty Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, Real Assets Fund and Real Estate Securities Fund, and for Class B shares of Global Infrastructure Fund, Global Realty Shares and Real Estate Securities Fund, and Class R shares of Real Assets Fund, the Distributor receives compensation as described below under each Fund’s Distribution Plan. For Class R shares of Active Commodities Strategy Fund, Dividend Value
Fund, Global Infrastructure Fund, Global Realty Shares, Real Estate Securities Fund, MLP & Energy Opportunity Fund and Preferred Securities and Income Fund, the Distributor will receive compensation under each Fund’s Distribution Plan beginning September 30, 2014.

With respect to Institutional Global Realty Shares, Institutional Realty Shares and Realty Shares,
which each offer only one class of shares and do not have a Distribution Plan, the Distributor serves without compensation.

The Distributor is not obligated to sell any specific amount of shares of any Fund and will sell shares, as agent for each Fund, on a continuous basis only against orders to purchase shares.

The Distributor is an “affiliated person” of the
Advisor, which is itself an affiliated person of each Fund. The Distributor is a wholly-owned subsidiary of CNS. Those individuals identified above under “Management of the Fund” as Directors or officers of both the Funds and the
Distributor are affiliated persons of both entities.

For the fiscal years ended: (i) December 31, 2013, 2012 and 2011 for each Fund other than Active Commodities Strategy Fund, Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 and 2013 and February 29, 2012 for Dividend Value Fund, the Distributor received the following combined commissions on sales of Class A, Class B and Class C shares of Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, International Realty Fund, Preferred Securities and Income Fund, Real Assets Fund and Real Estate Securities
Fund:

2014

2013

2012

2011

Active Commodities Strategy Fund(1)(2)

N/A

N/A

N/A

N/A

Dividend Value Fund(2)

$
8,891

$
4,932

$
5,337

$
10,688

Global Infrastructure Fund(2)

N/A

$
8,193

$
6,340

$
11,161

Global Realty Shares(2)

N/A

$
38,798

$
19,561

$
38,535

International Realty Fund

N/A

$
12,713

$
14,206

$
38,670

  MLP & Energy Opportunity
Fund(1)(2)

N/A

N/A

N/A

N/A

  Preferred Securities and Income
Fund(2)

N/A

$
915,582

$
528,214

$
259,894

Real Assets Fund(1)

N/A

$
4,207

$
10,332

N/A

Real Estate Securities Fund(2)

N/A

$
157,964

$
73,964

$
107,306

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real Assets Fund commenced operations on January 31, 2012.

(2)
Effective September 30, 2014, the Fund offers Class R shares.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business
at One Lincoln Street, Boston, Massachusetts 02111, has been retained to act as custodian of each Fund’s investments except for MLP & Energy Opportunity Fund which has retained U.S. Bank National Association which has its principal business at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The Transfer Agent, which has its principal business at P.O. Box 8123, Boston, Massachusetts 02266-8123 provides transfer and dividend disbursing agency services to each Fund.

Neither State Street, U.S. Bank nor the Transfer Agent has any part in deciding a Fund’s investment policies or which securities are to be purchased or sold for a Fund’s portfolio.

PROXY VOTING

The Funds’ Boards of Directors
have delegated to the Advisor and, as applicable, the Subadvisors the responsibility for voting proxies on behalf of each Fund, and have determined that the Advisor and, as applicable, the Subadvisors will vote proxies with respect to those portfolio securities for which they have investment responsibility. A summary of the proxy voting policies and procedures for the Advisor and each Subadvisor is set forth in Appendix A.

Each Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Each Fund’s Form N-PX filings are available (i) without charge, upon request, by calling toll-free at (800) 437-9912 and (ii) on the SEC’s website (http://www.sec.gov).

CODE OF
ETHICS

The Funds, the Advisor, the Subadvisors and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and with respect to the Advisor and Subadvisors, Rule 204A-1 under the Investment Advisers Acts of 1940, as amended, addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include prohibitions on investing in certain types of securities, pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Directors and could result in severe penalties.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor, CNS Asia and CNS UK. Subject
to the supervision of the Board of Directors, decisions to buy and sell securities for a Fund and negotiation of its brokerage commission rates are made by the Advisor and, as applicable, each Subadvisor. Transactions on U.S. and, as applicable,
non-U.S. stock exchanges involve the payment by a Fund of negotiated brokerage commissions. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges.
Fixed-income securities are purchased and sold (including certain preferred securities) through principal transactions, meaning the securities are normally purchased on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The Funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for such securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices). There is generally no stated commission in the case of equity securities traded in the over-the-counter market but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, a Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees. The Advisor and each Subadvisor will only cause a Fund to engage in these transactions if they deem such participation to be in the best interests of the
Fund. In certain circumstances, regulatory restrictions may prevent a Fund from purchasing securities in an offering in which an affiliate serves as placement agent of the issuer, and that Fund’s inability to participate could be deemed to be to the detriment of the Fund.

The Advisor and, as applicable, a Subadvisor, have the responsibility of selecting brokers and dealers to execute portfolio transactions. In selecting a broker to execute each particular transaction, the Advisor and each Subadvisor, generally will take the following into consideration (if and as relevant to the transaction): the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.
Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution and other services offered.

In transactions to buy and sell fixed-income securities, the selection of the broker-dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The Advisor and, as applicable, a Subadvisor, will seek to obtain prompt execution of orders at the most favorable prices or yields and may consider other factors as appropriate.

In addition, the Advisor and each Subadvisor may receive research services from a broker in connection with initiating portfolio transactions for a Fund. Research services include pricing and market data services. The Advisor and each Subadvisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor or a Subadvisor, as the case may be, determines in good faith that the commission was reasonable in relation to the value of the research service provided.

Research and investment information may be provided by brokers at no cost to the Advisor or a Subadvisor and available for the benefit of other accounts advised by the Advisor, a Subadvisor and their affiliates, and not all of the information will be used in connection with a Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor’s and the Subadvisors’ expenses, it is not possible to estimate its value, and in the opinion of the Advisor or a Subadvisor, it does not reduce the Advisor’s or a Subadvisor’s expenses in a determinable amount.

The extent to which the Advisor or a Subadvisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor and each Subadvisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor and each Subadvisor do so in accordance with their judgment of the best interests of a Fund. The Advisor and each Subadvisor may also take into account payments made by brokers effecting transactions for a Fund to other persons on behalf of a Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees).

Pursuant to its internal procedures, the Advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses.

For the fiscal years ended: (i) December 31, 2013, 2012 and 2011 for each Fund other than Active Commodities Strategy Fund, Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 and 2013 and February 29, 2012 for Dividend Value Fund, each Fund paid total brokerage commissions in the following amounts:

2014

2013

2012

2011

Active Commodities Strategy Fund(1)

N/A

N/A

N/A

N/A

Dividend Value Fund

$
304,193

$
140,106

$
165,651

$
87,460

Global Infrastructure Fund

N/A

$
113,534

$
150,850

$
150,850

Global Realty Shares

N/A

$
628,758

$
902,744

$
1,077,934

Institutional Global Realty Shares

N/A

$
729,799

$
1,318,574

$
1,346,428

Institutional Realty Shares

N/A

$
1,681,408

$
3,020,564

$
2,913,473

International Realty Fund

N/A

$
1,054,414

$
2,764,362

$
4,028,891

MLP & Energy Opportunity Fund(1)

N/A

N/A

N/A

N/A

Preferred Securities and Income Fund

N/A

$
144,639

$
181,668

$
135,489

Real Assets Fund(1)

N/A

$
80,154

$
88,481

N/A

Real Estate Securities Fund

N/A

$
1,103,134

$
1,541,630

$
927,035

Realty Shares

N/A

$
3,397,803

$
6,324,621

$
6,610,430

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real Assets Fund commenced operations on January 31, 2012.

Of the amounts listed above, brokerage commission paid to brokers or dealers who provide research and investment information were as follows:

2014

2013

2012

2011

Active Commodities Strategy Fund(1)

N/A

N/A

N/A

N/A

Dividend Value Fund

$
34,268

$
13,890

$
75,443

$
10,802

Global Infrastructure Fund

N/A

$
26,129

$
11,994

$
86,795

Global Realty Shares

N/A

$
124,734

$
86,001

$
434,877

Institutional Global Realty Shares

N/A

$
147,662

$
121,897

$
573,166

Institutional Realty Shares

N/A

$
434,833

$
391,717

$
1,282,326

International Realty Fund

N/A

$
206,670

$
191,002

$
1,273,967

MLP & Energy Opportunity Fund(1)

N/A

N/A

N/A

N/A

Preferred Securities and Income Fund

N/A

$
96,423

$
94,729

$
42,118

Real Assets Fund(1)

N/A

$
25,213

$
13,170

N/A

Real Estate Securities Fund

N/A

$
246,343

$
173,151

$
521,104

Realty Shares

N/A

$
891,559

$
835,817

$
2,897,007

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real Assets Fund commenced operations on January 31, 2012.

For the fiscal years ended: (i) December 31, 2013 and
2012 for each Fund other than Active Commodities Strategy Fund, Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 and 2013 for Dividend Value Fund, each Fund’s portfolio turnover rates were as follows:

2014

2013

2012

Active Commodities Strategy Fund(1)

N/A

N/A

N/A

Dividend Value Fund

83
%

37
%

33
%

Global Infrastructure Fund

N/A

68
%

69
%

Global Realty Shares

N/A

119
%

101
%

Institutional Global Realty Shares

N/A

126
%

100
%

Institutional Realty Shares

N/A

75
%

85
%

International Realty Fund

N/A

93
%

76
%

MLP & Energy Opportunity Fund(1)

N/A

N/A

N/A

Preferred Securities and Income Fund

N/A

56
%

39
%

Real Assets Fund(1)

N/A

145
%

128
%

Real Estate Securities Fund

N/A

101
%

86
%

Realty Shares

N/A

73
%

85
%

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real Assets Fund commenced operations on January 31, 2012.

As of the close of the fiscal year ended:
(i) December 31, 2013 for each Fund other than Active Commodities Strategy Fund, Dividend Value Fund and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 for Dividend Value Fund, the Funds did not acquire securities of any of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents, with the exception of Dividend Value Fund and Preferred Securities and Income Fund. As of December 31, 2013, Preferred Securities and
Income Fund held securities of its regular brokers or dealers or of their parents as follows:

Dollar Value of Securities Owned

J.P. Morgan Chase & Co.

$
78,294,460

Wells Fargo & Co.

$
55,070,400

Goldman, Sachs & Co.

$
11,727,516

Morgan Stanley

$
4,684,390

Citigroup

$
4,452,238

As of February 28, 2014, Dividend Value Fund held securities of its regular brokers or of their parents as follows:

Dollar Value of Securities Owned

J.P. Morgan Chase & Co.

$
7,682,064

Bank of America Corp.

$
6,696,303

Wells Fargo & Co.

$
6,522,010

Citigroup

$
6,178,733

ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

Each Fund is a Maryland corporation that is
authorized to issue shares of Common Stock, $.001 par value per share, in the following respective amounts:

Fund

Authorized Shares

Active Commodities Strategy Fund

1,000,000,000 shares

Dividend Value Fund

200,000,000 shares

Global Infrastructure Fund

200,000,000 shares

Global Realty Shares

200,000,000 shares

Institutional Global Realty Shares

100,000,000 shares

Institutional Realty Shares

100,000,000 shares

International Realty Fund

800,000,000 shares

MLP & Energy Opportunity Fund

1,000,000,000 shares

Preferred Securities and Income Fund

600,000,000 shares

Real Assets Fund

1,000,000,000 shares

Real Estate Securities Fund

200,000,000 shares

Realty Shares

200,000,000 shares

The authorized shares of Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, International Realty Fund
and Real Estate Securities Fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock; Preferred Securities and Income Fund is currently divided into three classes designated Class A Common Stock, Class C Common Stock and Class I Common Stock; and Active Commodities Strategy Fund, MLP & Energy Opportunity Fund and Real Assets Fund are currently divided into five classes designated as
Class A Common Stock, Class C Common Stock, Class I Common Stock, Class R Common Stock and Class Z Common Stock (each of the foregoing Funds is a Multiclass Fund and collectively, are the Multiclass Funds). Class B Common Stock of Dividend
Value Fund and International Realty Fund has not been offered for sale, and Class B shares of Global Infrastructure Fund, Global Realty Shares and Real Estate Securities Fund are no longer being offered for sale except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Institutional Global Realty Shares, Institutional Realty Shares and Realty Shares each presently have one class of shares.

Effective September 30, 2014, Class R Common Stock and Class Z Common Stock will be offered for Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, Preferred Securities and

Income Fund and Real Estate Securities Fund, increasing the amount of authorized shares of Common Stock, $.001 per value per share, as follows:

Fund

Authorized Shares

Dividend Value Fund

300,000,000

Global Infrastructure Fund

300,000,000

Global Realty Shares

300,000,000

Preferred Securities and Income Fund

1,000,000,000

Real Estate Securities Fund

300,000,000

Each Fund shall, to the extent permitted by applicable law, have the right, at its option, at any time to redeem shares owned by any shareholder if its Board of Directors has determined that it is in the best interest of the Fund to redeem its shares. The Funds’ shares have no preemptive or conversion rights. With respect to the Multiclass Funds, each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distributions and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that affects only that class, including any matter that relates to that class’ Distribution Plan and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.
With the exceptions noted above for Multiclass Funds, all shares of a Fund have equal voting, dividend, distribution and liquidation rights. All shares of the Funds, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares outstanding can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in each Fund’s Articles of Incorporation and By-Laws as amended and supplemented from time-to-time.

The Board of Directors is authorized to reclassify and issue any unissued shares of a Fund without shareholder approval.
Accordingly, in the future, the Board of Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would be governed by the 1940 Act and Maryland law.

With respect to Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary of Cohen & Steers Real Assets Fund, Inc., and Cohen & Steers Active Commodities Strategy, Ltd., a wholly-owned subsidiary of Cohen & Steers Active Commodities Strategy Fund, Inc., CT Corporation System, located at 111 Eighth Avenue, New York, NY 10011, serves as agent in the United
States for service of process in any suit, action or proceeding before the Securities and Exchange Commission or any appropriate court.

DEALER REALLOWANCES

(ACTIVE COMMODITIES STRATEGY FUND, DIVIDEND VALUE FUND,
GLOBAL INFRASTRUCTURE FUND, GLOBAL REALTY SHARES, INTERNATIONAL REALTY FUND, PREFERRED
SECURITIES AND INCOME FUND, REAL ASSETS FUND AND REAL ESTATE SECURITIES
FUND ONLY)

With respect to the Multiclass Funds, dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

Investment Amount

Sales Charge as a % of Offering Price(1)

  Sales Charge as a %
of Net Amount Invested

  Regular Dealer Reallowance as a % of
Offering Price

Less than $100,000

4.50
%

4.71
%

4.00
%

$100,000 but less than $250,000

3.75
%

3.90
%

3.25
%

$250,000 but less than $500,000

2.75
%

2.83
%

2.25
%

$500,000 but less than $1 million

2.25
%

2.30
%

1.75
%

$1 million or more

None

None

1.00
†

With respect to Preferred Securities and Income Fund only, dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

Investment Amount

Sales Charge as a % of Offering Price(1)

Sales Charge as a % of Net Amount Invested

Regular Dealer Reallowance as a % of Offering Price

Less than $100,000

3.75
%

3.90
%

3.25
%

$100,000 but less than $250,000

2.75
%

2.83
%

2.25
%

$250,000 but less than $500,000

2.00
%

2.04
%

1.50
%

$500,000 but less than $1 million

1.00
%

1.01
%

1.00
%

$1 million or more

None

None

1.00
†

(1)
“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.

†
See “Other Information.”

DISTRIBUTION PLAN

(ACTIVE COMMODITIES STRATEGY FUND, DIVIDEND VALUE
FUND, GLOBAL INFRASTRUCTURE FUND, GLOBAL REALTY SHARES, INTERNATIONAL REALTY FUND, MLP &
ENERGY OPPORTUNITY FUND, PREFERRED SECURITIES AND INCOME FUND, REAL ASSETS FUND
AND REAL ESTATE SECURITIES FUND ONLY)

Each Multiclass Fund has adopted a
Distribution Plan and related agreements (the Distribution Plan) pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a distribution plan adopted by the investment company’s Board of Directors. Under the Distribution Plan, each Fund will pay to the Distributor, as compensation for acting as principal underwriter of a Fund’s shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25%, 0.75% and 0.75% of the average net assets of each Fund attributable to Class A shares, Class B shares and Class C shares, respectively (there are no Class B shares of Active
Commodities Strategy Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund or Real Assets Fund). Additionally, under the Distribution Plans for Real Assets Fund, and, effective September 30, 2014, for all funds other than International Realty Fund, the Funds will pay to the Distributor a fee at an annual rate not to exceed 0.50% of the average net assets of each Fund attributable to Class R shares. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance, (ii) to pay interest and other financing costs in the case of Class B shares, as applicable and (iii) for other expenses such as advertising costs and the payment for printing and distribution of Prospectuses to prospective investors. With respect to Class R shares of Real Assets Fund, and, effective September 30, 2014, for all funds other than International Realty Fund, the Distributor may also use such amounts to pay various shareholder service-related expenses, such as processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data;
issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The Class I shares and Class Z shares do not
participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Board of Directors has determined that there is a reasonable likelihood the Distribution Plan will benefit each Fund and its Class A, Class B, Class C and, in the case of Real Assets Fund, and, effective September 30, 2014, all Funds other than International Realty Fund, Class R shareholders. The expected benefits include greater sales (for Class A and Class C shares) and lower redemptions of each class of shares, which should allow each class to maintain a consistent cash flow.

For the fiscal years ended: (i) December 31, 2013 for each Fund other than Active Commodities Strategy Fund, Dividend Value Fund and MLP &
Energy Opportunity Fund; and (ii) February 28, 2014 for Dividend Value Fund, with respect to the Class A, Class B and Class C shares, each Multiclass Fund paid distribution services fees for expenditures under the Distribution Plan in the following aggregate amounts.

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Active Commodities Strategy Fund(1)(2)

N/A

N/A

N/A

N/A

Dividend Value Fund(2)

$
76,195

N/A

$
238,253

N/A

Global Infrastructure Fund(2)

$
81,774

$
1,491

$
126,707

N/A

Global Realty Shares(2)

$
340,331

$
3,941

$
641,334

N/A

International Realty Fund

$
479,592

N/A

$
939,211

N/A

  MLP & Energy Opportunity
Fund(1)(2)

N/A

N/A

N/A

N/A

  Preferred Securities and Income
Fund(2)

$
1,125,124

N/A

$
3,557,791

N/A

Real Assets Fund(1)

$
35,276

N/A

$
36,518

$
72

Real Estate Securities Fund(2)

$
849,529

$
12,464

$
1,978,649

N/A

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real Assets Fund commenced operations on January 31, 2012.

(2)
Effective September 30, 2014, the Fund offers Class R shares.

Under the Distribution Plan, the Treasurer for each Multiclass Fund reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office. The Distribution Plan may be terminated at any time by a vote of the shareholders or by vote of the Independent Directors. The
Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Directors, and by the vote of the Independent Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the Independent Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the Financial Industry Regulatory Authority (FINRA), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25%
limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of a Fund may not exceed 0.75 of 1% per class. The 6.25%
limitation applies to each class of a Multiclass Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

SHAREHOLDER SERVICES PLAN

Each of Active Commodities Strategy Fund,
Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, International Realty Fund, MLP & Energy Opportunity Fund, Preferred Securities and Income Fund, Real Assets Fund, Realty Shares and Real Estate Securities Fund have adopted a shareholder services plan, pursuant to which each Fund pays the Distributor a fee at an annual rate of up to 0.10% of the average daily NAV of each Fund’s Class A shares, up to 0.25% of the average daily NAV of each Fund’s
Class B shares, where applicable, up to 0.25% of the average daily NAV of each Fund’s Class C shares, up to 0.10% of the average daily NAV of Realty Shares and each other Fund’s Class I shares, and, in the case of Active Commodities
Strategy Fund, Real Assets Fund and MLP & Energy Opportunity Fund only, up to 0.15% of the average daily NAV of Class Z shares, in each case for shareholder account service and maintenance. Effective September 30, 2014, the shareholder services plan for Active Commodities Strategy Fund, Real Assets Fund and MLP & Energy Opportunity Fund will be amended to remove Class Z shares from the plan. Under this plan, each Fund or the Distributor may enter into agreements with qualified financial institutions to provide these shareholder services, and the Distributor is responsible for payment to the financial institutions. Services provided may vary based on the services offered by your financial institution and the class of shares in which you invest.

For the fiscal years ended: (i) December 31, 2013 for each Fund other than Active Commodities
Strategy Fund, Dividend Value Fund, and MLP & Energy Opportunity Fund; and (ii) February 28, 2014 for Dividend Value Fund, each Fund paid fees for expenditures under the shareholder services plan, in the aggregate amount as follows:

Class A Shares

Class B Shares

Class C Shares

Class Z
Shares(2)

Class I Shares

Active Commodities Strategy Fund(1)(2)

N/A

N/A

N/A

N/A

N/A

Dividend Value Fund

$
30,478

N/A

$
79,418

N/A

$
151,492

Global Infrastructure Fund

$
32,710

$
497

$
42,236

N/A

$
19,328

Global Realty Shares

$
136,132

$
1,314

$
213,778

N/A

$
98,455

International Realty Fund

$
191,837

N/A

$
313,070

N/A

$
359,986

MLP & Energy Opportunity Fund(1)(2)

N/A

N/A

N/A

N/A

N/A

Class A Shares

Class B Shares

Class C Shares

Class Z
Shares(2)

Class I Shares

Preferred Securities and Income Fund

$
450,049

N/A

$
1,185,930

N/A

$
199,261

Real Assets Fund(1)(2)

$
14,110

N/A

$
12,173

$
3,884

$
9,512

Real Estate Securities Fund

$
339,811

$
4,155

$
659,550

N/A

$
537,060

(1)
The Active Commodities Strategy Fund commenced operations on May 1, 2014, the MLP & Energy Opportunity Fund commenced operations on December 20, 2013 and the Real Assets Fund commenced operations on January 31, 2012.

(2)
Effective September 30, 2014, the Shareholder Services Plan for each fund will be amended to remove Class Z shares.

Under the shareholder service plan, each Fund’s Treasurer reports quarterly the amounts of the payments. During the continuance of the shareholder services plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office.

REDUCING THE INITIAL SALES LOAD
ON CLASS A SHARES

(ACTIVE COMMODITIES STRATEGY FUND, DIVIDEND
VALUE FUND, GLOBAL INFRASTRUCTURE FUND, GLOBAL REALTY SHARES, INTERNATIONAL REALTY
FUND, MLP & ENERGY OPPORTUNITY FUND, PREFERRED SECURITIES AND INCOME FUND, REAL
ASSETS FUND AND REAL ESTATE SECURITIES FUND ONLY)

As discussed in each Prospectus for Class A shares, the size of the total investment in the Class A shares of a Multiclass Fund will affect your sales load.

Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his or her dealer, the Transfer Agent or the Distributor of the applicability of one of the following:

Rights of
Aggregation. The size of the total investment applies to the total amount being invested by any “person,” which term includes an individual, his or her spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares may be purchased at a reduced sales charge by a “person” (as defined above) who is already a shareholder of a Fund and/or a shareholder of other Cohen & Steers open-end funds that impose sales charges (Eligible Funds) by taking into account not only the amount then being invested, but also the current NAV of the shares of that Fund and other Eligible Funds already held by such person. If the current NAV of the qualifying shares already held plus the NAV of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his or her dealer, the Transfer Agent or the
Distributor at the time of purchase that he or she wishes to take advantage of such entitlement, and give the numbers of his or her account, and those accounts held in the name of his or her spouse or for a child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a
Letter of Intention (the Letter) set forth in the Subscription Agreement attached to the Prospectus or on a separate form for this purpose which is available from the Funds. This enables the investor to aggregate purchases of shares of a Fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of a Fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their NAV on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his or her dealer, the Transfer Agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor’s purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of a Fund may be sold at NAV (i.e., without a sales charge) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client, (iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, (v) to certain financial institutions and third-party recordkeepers and/or administrators who have agreements with the Distributor with respect to such purchases, and who buy shares for their accounts on behalf of investors in retirement plans and deferred compensation plans, and (vi) to financial intermediaries who are compensated by their clients on a fee-only basis, including but not limited to investment advisors, financial planners, and bank trust departments; or who have entered into an agreement with the Distributor to offer shares through a no-load network or platform, or through a self-directed investment brokerage account program that may or may not charge a transaction fee to its clients. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at NAV to current officers, directors and employees (and their immediate families) of a Fund, the Advisor and its affiliates, Distributor, employees (and their immediate families) of certain firms providing services to a
Fund (such as the custodian and Transfer Agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons.

CONTINGENT DEFERRED SALES
CHARGES

(ACTIVE COMMODITIES STRATEGY FUND, DIVIDEND
VALUE FUND, GLOBAL INFRASTRUCTURE FUND, GLOBAL REALTY SHARES, INTERNATIONAL REALTY
FUND, MLP & ENERGY OPPORTUNITY FUND, PREFERRED SECURITIES AND INCOME FUND, REAL
ASSETS FUND AND REAL ESTATE SECURITIES FUND ONLY)

CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares of a Multiclass
Fund redeemed on or before the one year anniversary date of their purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charges—Class C Shares.” In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray expenses of the Distributor related to providing distribution-related services to a Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

CLASS B SHARES

Class B shares of a Multiclass Fund
that are redeemed on or before the sixth anniversary date of their of purchase will be subject to a contingent deferred sales charge at the rates set forth in a Fund’s Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent
deferred sales charge on Class B shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to a Fund in connection with past sales of Class B shares, including payments to dealers and other financial intermediaries for sales of Class B shares and interest and other financing costs associated with Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of a Fund originally purchased by the shareholder.

The contingent deferred sales charge on Class B shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charges—Class C Shares.”

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder’s Class B shares, such
Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder’s account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder’s account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

CLASS C SHARES

Class C shares that are redeemed on or before the one year anniversary date of their of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former Directors of a Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the
Distributor to defray the expenses of the Distributor related to providing distribution-related services to a Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

CLASS I, CLASS R AND CLASS Z SHARES

Class I,
Class R and Class Z shares are not subject to a contingent deferred sales charge. Please see a Fund’s Class I and, for Real Assets Fund only, Class R and for Active Commodities Strategy Fund, Real Assets Fund, and MLP & Energy
Opportunity Fund, Class Z shares Prospectus for a further discussion of these share classes. Effective September 30, 2014, Dividend Value Fund, Global Infrastructure Fund, Global Realty Shares, Real Estate Securities Fund, and Preferred
Securities and Income Fund will offer Class R shares and Class Z shares, and Active Commodities Strategy Fund and MLP & Energy Opportunity Fund will offer Class R Shares.

FUND REORGANIZATIONS

Shares of a Fund (Class A for Multiclass Funds) may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any contingent deferred sales charge or redemption fee will be waived in connection with the redemption of shares of a Fund if that
Fund is combined with another Cohen & Steers mutual fund, or in connection with a similar reorganization transaction.

SIGNATURE GUARANTEES

In addition to the circumstances listed in that
Fund’s Prospectus, a Multiclass Fund requires signature guarantees for the following:

1. When shares are transferred to a new owner.

2. When certificated (issued) shares are redeemed, exchanged or transferred.

3. To establish any ACH service or to amend banking information on an existing ACH service.*

4.
When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established prior to the transaction request.

5. When an address is updated on an account which has been coded “Do Not Mail” because mail has been returned as undeliverable. A mailing address and residential address must be provided.*

6. For any other instance whereby a Fund or its transfer agent deems it necessary as a matter of prudence.

*
For items 3 and 5, a Signature Validation Program stamp (SVP) will be accepted from any member of the Securities Transfer Agent Medallion Signature Program (STAMP) in
lieu of a medallion signature guarantee. When using SVP to change banking instructions, a shareholder must wait 30 days from the date of the change before redeeming shares to the newly updated bank file; however, using a STAMP 2000 Medallion signature guarantee will not cause such a delay.

Each Fund reserves the right to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

A Fund will accept a signature guarantee from its principal
underwriter, or any eligible guarantor institution (including any bank, savings association, credit union, exchange, or broker firm) that is a member of the STAMP, the New York Exchange Medallion Signature Program (MSP), or the Stock Exchanges
Medallion Program (SEMP). The surety bond coverage amount of the guarantee must equal or exceed the amount of the transaction or transactions that are being authorized. If more than one signature is required, each signature must be signature guaranteed. A Fund will not accept a signature guarantee that has been amended or limited in any way. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

The signature guarantee requirements do not apply to transactions or instructions that are communicated to a Fund through NSCC Fund/SERV or Networking by broker-dealers or other financial institutions that have entered into a Fund/SERV or Networking Agreement with a Fund or a Fund’s agent. Broker-dealers and other institutions that process transactions through Fund/SERV or Networking are responsible for obtaining the permission of their clients to process such transactions and for ensuring that such transactions are processed properly. A Fund does not have any responsibility for obtaining any documentation from such financial institutions to demonstrate that their clients have authorized the transactions or instructions.

The signature guarantee policies of the Funds
may be amended at any time without prior notice.

PURCHASES AND REDEMPTIONS IN KIND

Purchases In Kind. Each Fund may, at the
sole discretion of the Advisor, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) be consistent with the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and
(4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange.

Redemptions In
Kind. If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, a Fund may pay, consistent with applicable law, any portion of a redemption by a distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of those securities.

Each Fund has filed an election under Rule 18f-1 under the 1940 Act committing a Fund to pay all redemptions of Fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of the Fund’s net assets measured as of the beginning of such 90-day period.

OTHER INFORMATION

The Advisor and the Distributor may make
payments from their own resources to dealers and other financial intermediaries as compensation for distribution, administrative or other services (Additional Payments). In the case of Multiclass Funds, these Additional Payments are in addition to the compensation these intermediaries receive from sales commissions, distribution fees and shareholder service fees, as described in the Prospectuses of the Multiclass Funds. With respect to all Funds, these Additional Payments may take the form of, among other things, “due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund; “listing” fees for the placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers; “marketing support” fees for providing assistance in promoting the sale of a Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; and fees for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing fees and networking and sub-transfer agency fees paid by a Fund. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary. The Advisor and Distributor may from time to time pay additional cash or non-cash incentives to intermediaries in connection with the sale of shares of a Fund, subject to applicable FINRA rules. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of a Fund. On some occasions, such cash or non-cash incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may include payment for attendance at seminars or payment for occasional meals, sporting events, theater performances or comparable entertainment. Such dealers may elect to receive cash incentives of equivalent amount in lieu of such payments.

As of December 31, 2013, the top dealers and other financial intermediaries and/or their affiliates
(which may include broker-dealers) that offered shares of a Fund and received Additional Payments, revenue sharing or similar distribution-related payments included: Ameritrade, Charles Schwab, Fidelity Institutional Operations, JP Morgan Chase, LPL
Financial Services, Merrill Lynch, Morgan Stanley, Pershing, Prudential, TRowe Price, UBS and Wells Fargo.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning each Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND

Each Fund has elected or intends to elect to be treated as, and intends to qualify annually as, a RIC under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to a RIC, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain “qualified publicly traded partnerships” (as defined below); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the
Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more qualified publicly traded partnerships.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the RIC. However,
100% of the net income derived from an interest in a qualified publicly traded partnership (a partnership (a) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (b) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test described in (ii) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (ii) above, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (ii) above.

As a RIC, each Fund generally
will not be subject to U.S. federal income tax on its investment company taxable income (which includes among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but determined without regard to the deduction for dividends paid) and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income and any net tax-exempt income for such taxable year. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income, net tax-exempt income and net capital gains.

A Fund’s intention to qualify for treatment as a RIC may negatively affect the Fund’s return by limiting its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or by requiring it to engage in transactions it would otherwise not engage in, resulting in additional transaction costs.

In certain circumstances, it may be difficult for a Fund to meet the 90% gross income test and the diversification test described above. If a Fund were to fail to meet either of these tests, or the distribution test described above, the Fund could in some cases cure such failure, including: (i) in the case of a gross income test failure, by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the
Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and to be treated as qualified dividend income in the case of individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of Fund shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. Thus failure to qualify as a RIC would likely materially reduce a Fund’s investment return to its shareholders.

If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders who would then (i) be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) be entitled to credit their proportionate shares of the tax paid by the

Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim such refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of a shareholder’s Fund shares will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In
determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31 (or a later date, if a Fund makes the election referred to in the following paragraph)) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after
October 31 (or a later date, if a Fund makes the election referred to in the following paragraph)), plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement, described below, are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 (or a later date if a Fund is eligible to elect and so elects), and (3) any ordinary income and capital gain net income for previous years that was not distributed during those years. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be taken into account after October 31 (or a later date, if a RIC makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for purposes of the excise tax, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess
of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before
December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Each Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

DISTRIBUTIONS

Dividends paid out of a Fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income.

Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the Fund’s holding period in its investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gains and taxed to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. The Fund may report certain dividends as derived from “qualified dividend income” which, when received by an individual, will be taxed at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income that is eligible for taxation at net capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United
States) or (b) treated as a passive foreign investment company. Dividends paid by REITs will generally not qualify as qualified dividend income.

If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the
Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

Dividends received by corporate shareholders may qualify for the 70% dividends-received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations (other than REITs) and to the extent, if any, that a portion of interest paid or accrued on certain high yield discount obligations owned by a Fund is treated as a dividend. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the
Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or
(ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends
and distributions on Fund shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects unrealized gains or income or gains that are realized but not yet distributed. Such realized income and gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by that
Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits in any taxable year will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Distributions will be treated in the manner described above
regardless of whether such distributions are paid in cash or invested in additional shares of a Fund.

Shareholders will be notified annually
as to the U.S. federal tax status of distributions.

SALE OR
EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of a Fund which a shareholder holds as a capital asset, including an exchange of shares in a Fund for shares of another Fund or another Cohen & Steers fund, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. A shareholder who exchanges shares in a Fund for shares of another Fund or another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in a Fund held for not more than 90 days for shares in another Fund or another
Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes to the extent an otherwise applicable sales charge on the purchase of the newly-acquired shares is reduced pursuant to the reinvestment right. Instead, the sales charge for the exchanged fund shares shall be added to the cost basis of the newly-acquired shares for purposes of determining gain or loss on the disposition of such newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction within 90 days. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) with substantially similar shares within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Upon the redemption or
exchange of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Fund’s Prospectus for more information.

If a shareholder recognizes a loss with respect to
shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service (IRS) a disclosure statement on Form 8886. Significant penalties may be imposed upon a failure to comply with this requirement. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a
RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

MEDICARE TAX ON NET INVESTMENT INCOME

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. Certain details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

NATURE OF
FUNDS’ INVESTMENTS

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) treat Fund investments as producing income that is not qualifying income for purposes of the 90% gross income requirement, (ii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited),
(v) cause a Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (vii) adversely alter the characterization of certain complex financial transactions.

The U.S. federal income tax treatment of certain Fund investments is unclear with respect to the timing and character of income recognized by a Fund. An adverse determination by the IRS could require the Fund to purchase or sell securities or to make additional distributions in order to comply with the tax rules applicable to RICs. Further, the application of the diversification, gross income and distribution requirements for treatment as a RIC under the Code can be unclear with respect to certain investments. As a result, there can be no assurance that a
Fund will be able to maintain its status as a RIC.

SECURITIES PURCHASED AT A DISCOUNT

Some debt
obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in a Fund’s income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed
maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time,

upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods a Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

SECURITIES PURCHASED AT A PREMIUM

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

HIGHER-RISK AND HIGH-YIELD SECURITIES

Investments in debt obligations that are at risk of or in default present special tax issues for a Funds. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Funds when, as and if they invests in such securities, in order to seek to ensure that they distributes sufficient income to preserve their status as RICs and do not become subject to U.S. federal income or excise tax.

OPTIONS, FUTURES AND OTHER DERIVATIVE AND HEDGING
TRANSACTIONS

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities
of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain contracts (including regulated futures contracts and non-equity options) entered into by a Fund will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above, a Fund’s transactions in derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

A Fund’s investments in commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC. Income and gains from certain commodity-linked instruments does not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which a Fund might invest is

not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

INVESTMENT IN NON-U.S. SECURITIES

Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle a Fund to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of a Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for “creditable” taxes to flow-through. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

The tax status of certain non-U.S. entities in which a Fund may invest is unclear; an adverse determination by the IRS could alter the timing and character of a Fund’s income from such investments, as well as the application of the income, diversification and distribution requirements for RIC qualification.

FOREIGN CURRENCY TRANSACTIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

BOOK/TAX DIFFERENCES

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to either qualify as a RIC that is accorded special tax treatment or to eliminate a Fund-level tax. In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

Any investment by a Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code
(“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. In such an event, to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

INVESTMENTS IN MORTGAGE-RELATED SECURITIES

A Fund
may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts. See
“Investment by Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions not withstanding any exemption from such income tax otherwise available under the Code.

INVESTMENT IN THE SUBSIDIARY

The Active
Commodities Strategy Fund’s and Real Assets Fund’s ability to make direct and indirect investments in the asset classes described herein, including commodities, gold and other precious metals, and certain related investments, is limited by the Funds’ intention to qualify as a RIC under the Code; if the Funds do not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Funds’ status as RICs may be jeopardized. The
Funds’ investments in the Subsidiaries are intended to provide additional exposure to commodities, gold and other precious metals while allowing the Funds to satisfy the requirements applicable to RICs. In the past, the IRS issued private letter rulings to mutual funds to the effect that income deemed to be received from their wholly-owned subsidiaries met the requirements of RIC qualifications without regard to whether it was currently paid to the parent mutual fund in the form of a cash dividend (“repatriated”). In 2011, the IRS suspended the issuance of such rulings. It is unclear whether or when the IRS will release published guidance on the issue, and whether such guidance would be favorable to mutual funds and, for example, eliminate the need for funds to seek their own rulings, or be unfavorable. In the absence of a private letter ruling to the effect described above or guidance to the same or similar effect, the Funds employ other means of ensuring that the requirements applicable to RICs are satisfied, including but not limited to collecting a distributions from the Subsidiaries out of the Subsidiaries’ earnings and profits atleast once during every taxable year. If the Funds were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Funds would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

CONTROLLED FOREIGN CORPORATIONS

A U.S. person, such as a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The Real Assets Fund will be a U.S. Shareholder and the Subsidiary will be a CFC; it is also possible that another Fund will be a U.S. Shareholder in a CFC. As a
U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” for the CFC’s taxable year ending within the Fund’s taxable year, whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest,
OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

PASSIVE FOREIGN INVESTMENT COMPANIES

Investments treated as equity investments for U.S. federal
income tax purposes, that a Fund makes in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

INVESTMENTS IN OTHER REGULATED INVESTMENT COMPANIES

A Fund’s investments in shares of a mutual
fund, ETF or another company that qualifies as a RIC (each, an “investment company”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (for example, long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company.

If a Fund receives dividends from an investment company and the investment company reports such dividends as qualified dividend income, then the Fund is permitted in turn to report to its shareholders a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report to its shareholders its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

INVESTMENTS IN MASTER LIMITED PARTNERSHIPS AND CERTAIN
NON-U.S. ENTITIES

A Fund’s ability to make direct and indirect investments in MLPs and certain non-U.S. entities is limited by the
Fund’s intention to qualify as a RIC, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. Among other limitations, the Fund is permitted to have no more than 25% of the value of its total assets invested in qualified publicly traded partnerships, including MLPs.

BACKUP WITHHOLDING

A Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide that Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The backup withholding tax rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

INVESTMENT BY TAX-EXEMPT INVESTORS

Income of a RIC that would be UBTI if earned directly by a
tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the
Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt
shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in
TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a
CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

FOREIGN SHAREHOLDERS

Absent a specific statutory
exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. Distributions properly reported as Capital Gain Dividends generally are not subject to withholding of U.S. federal income tax.

For distributions with respect to taxable years of a Fund beginning before January 1, 2014, the Fund was not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly reported as such by the Fund in a written notice to shareholders
(“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported as such by the Fund in a written notice to shareholders (“short-term capital gain dividends”). This exception to withholding for interest-related dividends did not apply to distributions to a foreign shareholder (A) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (B) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (C) that was within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend was attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation. The exception to withholding for short-term capital gain dividends did not apply to (A) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests as described below. A Fund was permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as were eligible, but was not required to do so. This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of the fund beginning on or after January 1, 2014. Therefore, as of the date of this SAI, a Fund (or intermediary, as applicable) is currently required to withhold on distributions to foreign shareholders attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a Fund beginning on or after
January 1, 2014, and what the terms of such an extension would be, including whether such exemption would have retroactive effect.

In the case
of shares held through an intermediary, the intermediary may have withheld even if a Fund reported all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to
U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

A foreign shareholder is not, in general,
subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests”
(“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the
United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S.
federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Prior to January 1, 2014, the “look-through” rule described above for distributions by the Fund to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former
“look-through” provisions to distributions made on or after January 1, 2014, and what the terms of any such extension would be, including whether such extension would have retroactive effect.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS
Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding
and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S.
federal estate tax in addition to the U.S. federal income tax referred to above.

SHAREHOLDER REPORTING WITH RESPECT TO FOREIGN FINANCIAL
ACCOUNTS

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the
Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

OTHER REPORTING AND WITHHOLDING REQUIREMENTS

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends, including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends), beginning as early as July 1, 2014.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ropes & Gray LLP, located at 1211 Avenue of the Americas, New York, New York 10036-8704, serves as counsel to each Fund. PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York,
New York 10017, has been appointed as the independent registered public accounting firm for each Fund.

FINANCIAL STATEMENTS

The audited financial statements for each of
Global Infrastructure Fund, Global Realty Shares, Institutional Global Realty Shares, Institutional Realty Shares, International Realty Fund, Preferred Securities and Income Fund, Real Estate Securities Fund, Realty Shares and Real Assets Fund for
the fiscal year ended December 31, 2013, are incorporated by reference to this SAI from each Fund’s Annual Report dated December 31, 2013.

The audited financial statements for Dividend Value Fund for the fiscal year ended February 28, 2014 are incorporated by reference to this SAI from the Fund’s Annual Report dated
February 28, 2014.

The MLP & Energy Opportunity Fund’s statement of assets and liabilities presented below has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund.

COHEN & STEERS MLP &
ENERGY OPPORTUNITY FUND, INC.

STATEMENT OF ASSETS AND
LIABILITIES

DECEMBER 6, 2013

Assets:

Cash

$
100,000

Net Assets:

$
100,000

CLASS A SHARES:

NET ASSETS

$
10,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

1,000

Net asset value and redemption price per share

$
10.00

Maximum offering price per share ($10.00 ÷ 0.955)[a]

$
10.47

CLASS C SHARES:

NET ASSETS

$
10,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

1,000

Net asset value and offering price per share

$
10.00

CLASS I SHARES:

NET ASSETS

$
70,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

7,000

Net asset value, offering and redemption value per share

$
10.00

CLASS Z SHARES:

NET ASSETS

$
10,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

1,000

Net asset value and offering price per share

$
10.00

(a)
On investments of $100,000 or more, the offering price is reduced

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

Cohen & Steers
MLP & Energy Opportunity Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on July 8, 2013 and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a non-diversified open-end management investment company. The Fund has been inactive since that date except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of common stock (“Shares”)
under the Securities Act of 1933, and the sale of 1,000 shares each of Class A, Class C and Class Z and 7,000 shares of Class I (“Initial Shares”) for $100,000 to Cohen & Steers Capital Management, Inc. (the
“Advisor”). The proceeds of such Initial Shares in the Fund were held in cash. There are 1,000,000,000 shares of $0.001 par value common stock authorized.

Estimated organizational expenses of the Fund of approximately $156,000 incurred prior to the offering of the Fund’s shares will be absorbed by the Advisor. It is currently estimated that the Advisor will incur approximately $81,500 in offering costs. The Advisor has agreed to absorb all offering costs.

NOTE 2: ACCOUNTING POLICIES

The preparation of the financial statement in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 3: INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION AGREEMENTS; DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the Investment Advisory Agreement). Under the terms of the Investment Advisory Agreement, the Advisor provides the Fund with the day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the
Fund’s Board of Directors. For the services provided to the Fund, the Advisor receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the Fund.

The Advisor has contractually agreed to waive, through March 31, 2015, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes paid by any wholly-owned C corporation subsidiary, if applicable, and extraordinary expenses) to 1.45% for Class A shares, 2.10% for Class C shares, 1.10% for Class I shares and 1.25% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

The Fund has entered into an administration agreement with the Advisor under which the Advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid

monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. Additionally, the Fund pays U.S. Bancorp Fund Services LLC as sub-administrator under a fund accounting and administration agreement.

Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the “Distributor”), an
affiliated entity of the Advisor. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the Distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class C shares.

The Fund has adopted a shareholder services plan pursuant to which the Fund pays the Distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund’s Class A shares, up to 0.25% of the average daily net asset value of the Fund’s Class C shares, up to 0.10% of the average daily net asset value of the Fund’s Class I shares and up to 0.15% of the average daily net asset value of the Fund’s Class Z shares. The Distributor is responsible for paying qualified financial institutions for shareholder services.

NOTE 4: OTHER

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The
Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Directors of Cohen & Steers MLP & Energy Opportunity Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Cohen & Steers MLP & Energy Opportunity Fund,
Inc. (the “Fund”) at December 6, 2013, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 16, 2013

FINANCIAL
STATEMENTS

The Active Commodities Strategy Fund’s statement of assets and liabilities presented below has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the
Fund.

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 14, 2014

Assets:

Cash

$
100,000

Net Assets:

$
100,000

CLASS A SHARES:

NET ASSETS

$
10,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

1,000

Net asset value and redemption price per share

$
10.00

Maximum offering price per share ($10.00 ÷ 0.955)[a]

$
10.47

CLASS C SHARES:

NET ASSETS

$
10,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

1,000

Net asset value and offering price per share

$
10.00

CLASS I SHARES:

NET ASSETS

$
70,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

7,000

Net asset value, offering and redemption value per share

$
10.00

CLASS Z SHARES:

NET ASSETS

$
10,000

Shares issued and outstanding ($0.001 par value common stock outstanding)

1,000

Net asset value and offering price per share

$
10.00

(a)
On investments of $100,000 or more, the offering price is reduced.

NOTES TO
FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

Cohen & Steers
Active Commodities Strategy Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 11, 2014 and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified open-end management investment company. The Fund has been inactive since that date except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of common stock (“Shares”)
under the Securities Act of 1933, and the sale of 1,000 shares each of Class A, C and Z and 7,000 shares of Class I (“Initial Shares”) for $100,000 to Cohen & Steers Capital Management, Inc. (the “Advisor”). The
proceeds of such Initial Shares in the Fund were held in cash. There are 1,000,000,000 shares of $0.001 par value common stock authorized.

Estimated organizational expenses of the Fund of approximately $192,000 incurred prior to the offering of the Fund’s shares will be absorbed by the
Advisor. It is currently estimated that the Advisor will incur approximately $288,000 in offering costs. The Advisor has agreed to absorb all offering costs.

NOTE 2: ACCOUNTING POLICIES

The preparation of the financial statement in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 3: INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

The Advisor serves as the Fund’s and Subsidiary’s Investment Advisor pursuant to an Investment Advisory agreement (the Investment Advisory agreement). Under the terms of the Investment Advisory agreement, the Advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors. For the services provided to the Fund, the Advisor receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the Fund.

The Advisor has contractually agreed to waive, through June 30, 2016, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, and extraordinary expenses) to the extent necessary to maintain the Fund’s total annual operating expenses, which include the expenses of the Subsidiary, as a percentage of average net assets at 1.45% for Class A shares,
2.10% for Class C shares, 1.10% for Class I shares and 1.25% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the
Investment Advisory agreement between the Fund and the Advisor.

The Fund has entered into an administration agreement with the Advisor under which the Advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. Additionally, the Fund pays State Street Bank and
Trust Company as co-administrator under a fund accounting and administration agreement.

Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the Advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class C shares.

The Fund has adopted a shareholder services plan pursuant to which the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A shares, up to 0.25% of the average daily net assets of the Fund’s Class C shares, up to 0.10% of the average daily net assets of the Fund’s Class I shares and up to 0.15% of the average daily net assets of the Fund’s Class Z shares. The Distributor is responsible for paying qualified financial institutions for shareholder services.

NOTE 4: FUND SUBSIDIARY

Cohen & Steers Active Commodities Strategy Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the
“Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodities within the limits of the federal income tax requirements applicable to investment companies such as the Fund.

NOTE 5: OTHER

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the
Fund expects the risk of loss to be remote.

REPORT OF
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Cohen & Steers Active Commodities Strategy Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities (hereinafter referred to as the “financial statement”) presents fairly, in all material respects, the financial position of Cohen & Steers Active Commodities Strategy Fund, Inc. (the “Fund”) at April 14, 2014, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2014

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES FOR THE ADVISOR,
CNS ASIA AND CNS UK

A. Responsibility. The Advisor and the Subadvisors shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder
Concerns. The Advisor and the Subadvisors seek to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor and the Subadvisors seek to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting
rights, the Advisor and the Subadvisors follow the general principles set forth below.

•

  The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

•

  In exercising voting rights, the Advisor and the Subadvisors shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

•

  Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

•

In exercising voting rights on behalf of clients, the Advisor and the Subadvisors shall conduct itself in the same manner as if the Advisor and the
Subadvisors were the constructive owners of the securities.

•

  To the extent reasonably possible, the Advisor and the Subadvisors shall participate in each shareholder voting opportunity.

•

Voting rights shall not automatically be exercised in favor of management-supported proposals.

•

  The Advisor and the Subadvisors, and their respective officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines followed by the Advisor and the Subadvisors in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor and the Subadvisors shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor and the Subadvisors may consider the views of third parties, the
Advisor and the Subadvisors shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor and the Subadvisors shall consider both short-term and long-term views about a company’s business and prospects, especially in light of its projected holding period on the stock (e.g., the Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed by the Advisor and the Subadvisors. While these guidelines will provide a framework for the Advisor’s and the Subadvisors’ decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor and the Subadvisors must be guided by their reasonable judgment to vote in a manner that the Advisor and the Subadvisors deem to be in the best interests of a Fund and its shareholders. In addition, because the regulatory framework and the business cultures and practices vary from region to region, the below general guidelines may be inconsistent in certain circumstances for proxies of issuers of securities in Europe and Asia.

UNCONTESTED DIRECTOR ELECTIONS

Votes on director nominees should be made on a case-by-case basis using a “mosaic” approach, where all factors are considered in director elections and where no single issue is deemed to be determinative. For example, a nominee’s experience and business judgment may be critical to the long-term success of the portfolio company, notwithstanding the fact that he or she may serve on the board of more than four public companies. In evaluating nominees, Advisor and the Subadvisors consider the following factors:

•

  Whether the nominee attended less than 75 percent of the board and committee meetings without a valid excuse for the absences;

•

  Whether the nominee is an inside or affiliated outside director and sits on the audit, compensation, or nominating committees;

•

  Whether the board ignored a significant shareholder proposal that was approved by a majority of the votes cast in the previous year;

•

Whether the board, without shareholder approval, to the Advisor’s and Subadvisors’ knowledge instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year;

•

  Whether the nominee is an inside or affiliated outside director and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees;

•

Whether the nominee is an insider or affiliated outsider on boards that are not at least majority independent;

•

Whether the nominee is the CEO of a publicly-traded company who serves on more than two public boards;

•

Whether the nominee is the chairperson of more than one publicly-traded company;

•

Whether the nominee serves on more than four public company boards;

•

Whether the nominee serves on the audit committee where there is evidence (such as audit reports or reports mandated under the Sarbanes-Oxley Act) that there exists material weaknesses in the company’s internal controls;

•

Whether the nominee serves on the compensation committee if that director was present at the time of the grant of backdated options or options the pricing or the timing of which Advisor and the Subadvisors believe may have been manipulated to provide additional benefits to executives;

•

  Whether the nominee has a material related party transaction or is believed by the Advisor and the Subadvisors to have a material conflict of interest with the portfolio company;

•

Whether the nominee (or the overall board) in the Advisor’s and Subadvisors’ view has a record of making poor corporate or strategic decisions or has demonstrated an overall lack of good business judgment, including, among other things, whether the company’s total shareholder return is in the bottom 25% of its peer group over the prior five years;

•

Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•

Failure to replace management as appropriate; and

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

The Advisor and the Subadvisors vote on a
case-by-case basis for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors. The Advisor and the Subadvisors recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, the Advisor and the Subadvisors are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. Special attention will be paid to companies that display a chronic lack of shareholder accountability.

PROXY
ACCESS

The Advisor and the Subadvisors recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, they are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. The Advisor and the Subadvisors will generally vote against proxy access except in instances where companies have displayed a lack of shareholder accountability and where the proposal is specifically defined (i.e. minimum ownership threshold, duration, etc.).

PROXY CONTESTS

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard such as is normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should also include: the underlying reason why the new slate (or individual director) is being proposed; performance; compensation; corporate governance provisions and takeover activity;
criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Reimbursement of Proxy Solicitation Expenses. Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

RATIFICATION OF AUDITORS

The Advisor and the Subadvisors vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and are therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position. Generally, the Advisor and the Subadvisors vote against auditor ratification and withhold votes from audit committee members if non-audit fees exceed audit fees. Generally, the Advisor and the Subadvisors vote against auditor ratification if the fees paid to the audit firm are not disclosed by the company in a timely manner prior to the meeting. The Advisor and the Subadvisors vote on a case-by-case basis on auditor rotation proposals. Criteria for evaluating the rotation proposal include, but are not limited to: tenure of the audit firm;
establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; and any significant audit related issues. Generally, the Advisor and the Subadvisors vote against auditor indemnification and limitation of liability; however the Advisor and the Subadvisors recognize there may be situations where indemnification and limitations on liability may be appropriate.

TAKEOVER DEFENSES

While the Advisor and the Subadvisors recognize that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor and the Subadvisors oppose measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are our guidelines on change of control issues:

Shareholder Rights Plans. The Advisor and the Subadvisors acknowledge that there are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders. The Advisor and the Subadvisors review on a case-by-case basis management proposals to ratify a poison pill. The Advisor and the Subadvisors generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision and a 20 percent or higher flip-in provision.

Greenmail. The Advisor and the Subadvisors vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restricts a company’s ability to make greenmail payments.

Unequal Voting Rights. Generally, the Advisor and the Subadvisors vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Classified Boards. The Advisor and the Subadvisors generally vote in favor of shareholder proposals to declassify a board of directors, although the Advisor and the Subadvisors acknowledge that a classified board may be in the long-term best interests of the shareholders of a company in certain situations, such as continuity of a strong board and management team. In voting on shareholder proposals to declassify a board of directors, the
Advisor and the Subadvisors evaluate all facts and circumstances surrounding such proposal, including whether: (i) the current management and board have a track record of making good corporate or strategic decisions, (ii) the shareholder proposing the de-classification has an agenda in making such proposal that may be at odds with the long-term best interests of the shareholders of the company, or (iii) it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Cumulative Voting. Having the ability to cumulate votes for the election of directors—that is, cast more than one vote for a director about whom they feel strongly—generally increases shareholders’ rights to effect change in the management of a corporation. However, the Advisor and Subadvisors acknowledge that cumulative voting promotes special candidates who may not represent the interests of all, or even a majority, of shareholders. In voting on proposals to institute cumulative voting, the Advisor and Subadvisors therefore evaluate all facts and circumstances surrounding such proposal and we generally vote against cumulative voting where the company has good corporate governance practices in place, including majority voting for board elections and de-classified boards.

Shareholder Ability to Call Special Meeting. The Advisor and Subadvisors vote on a case-by-case basis for shareholder proposals requesting companies to amend their governance documents (bylaws and/or charter) in order to allow shareholders to call special meetings. The Advisor recognizes the importance on shareholder ability to call a special meeting and generally will vote for such shareholder proposals where the shareholder(s) making such proposal hold at least 20% of the company’s outstanding shares. However, the Advisor and Subadvisors are also aware that some proposals are put forth in order to promote the agenda(s)
of certain special interest groups and could be disruptive to the management of the company, and in those cases will vote against such shareholder proposals.

Shareholder Ability to Act by Written Consent. The Advisor and the Subadvisors generally vote against proposals to allow or facilitate shareholder action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

Shareholder Ability to Alter the Size of the Board. The Advisor and the Subadvisors generally vote for proposals that seek to fix the size of the board and vote against proposals that give management the ability to alter the size of the board without shareholder approval. While the Advisor and the Subadvisors recognize the importance of such proposals, the Advisor and the Subadvisors are, however, also aware that these proposals are sometimes put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

MISCELLANEOUS BOARD PROVISIONS

Board Committees. Boards should delegate key oversight functions, such as responsibility for audit, nominating and compensation issues, to independent committees. The chairman and members of any committee should be clearly identified in the annual report. Any committee should have the authority to engage independent advisors where appropriate at the company’s expense.

Audit, nominating and compensation committees should consist solely of non-employee directors, who are independent of management.

Separate Chairman and CEO Positions. The Advisor will generally vote for proposals looking to separate the CEO and Chairman roles. The Advisor and the Subadvisors do acknowledge, however, that under certain circumstances, it may be reasonable for the CEO and Chairman roles to be held by a single person.

Lead Directors and
Executive Sessions. In cases where the CEO and Chairman roles are combined, the Advisor and the Subadvisors will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).

Majority of Independent Directors. The Advisor and the Subadvisors vote for proposals that call for the board to be composed of a majority of independent directors. The Advisor and the Subadvisors believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Independent Committees. The Advisor and the Subadvisors vote for shareholder proposals requesting that the board’s audit, compensation, and nominating committees consist exclusively of independent directors.

Stock Ownership
Requirements. The Advisor and the Subadvisors support measures requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), which may include restricted stock or restricted stock units.

Term of Office. The Advisor and the Subadvisors vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

Director and Officer Indemnification and Liability Protection. Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Board Size. The Advisor and the Subadvisors generally vote for proposals to limit the size of the board to 15 members or less.

Majority Vote Standard. The Advisor and the Subadvisors generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (charter or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. The Advisor and the
Subadvisors would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

Confidential Voting. The Advisor and the Subadvisors vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

The Advisor and the Subadvisors also vote for management proposals to adopt confidential voting.

Bundled Proposals. The Advisor and the Subadvisors review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, the Advisor and the Subadvisors examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, the
Advisor and the Subadvisors vote against the proposals. If the combined effect is positive, the Advisor and the Subadvisors support such proposals. In the case of bundled director proposals, we will vote for the entire slate only if we would have otherwise voted for each director on an individual basis.

Disclosure of Board Nominees. We generally vote against the election of directors at companies if the names of the director nominees are not disclosed in a timely manner prior to the meeting. However, we recognize that companies in certain emerging markets may have a legitimate reason for not disclosing nominee names.
In such a rare case, if a company discloses a legitimate reason why such nominee names should not be disclosed, we may vote for the nominees even if nominee names are not disclosed in a timely manner.

Disclosure of Board Compensation. We generally vote against the election of directors at companies if the compensation paid to such directors is not disclosed in a timely manner prior to the meeting. However, we recognize that companies in certain emerging markets may have a legitimate reason for not disclosing such compensation information. In such a rare case, if a company discloses a legitimate reason why such compensation should not be disclosed, we may vote for the nominees even if compensation is not disclosed in a timely manner.

Date/Location of Meeting. The Advisor and the Subadvisors vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

Adjourn Meeting if
Votes are Insufficient. Open-ended requests for adjournment of a shareholder meeting generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this policy to be carried out; the adjournment request will be supported.

Disclosure of Shareholder Proponents. The Advisor and the Subadvisors vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

CAPITAL STRUCTURE

Increase Additional Common Stock. The Advisor and the Subadvisors generally vote for increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan). Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

•

creates a blank check preferred stock; or

•

establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor and the Subadvisors may vote in favor of this type of proposal when they receive assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor and, as applicable, the Subadvisors.

Pre-emptive Rights. We believe that the governance and regulation of public equity markets allow for adequate shareholder protection against dilution. Further, we believe that companies should have more flexibility to issue shares without costly and time constraining rights offerings. As such, we do not believe that pre-emptive rights are necessary and as such, we generally vote for the issuance of equity shares without pre-emptive rights. On a limited basis, we will vote for shareholder pre-emptive rights where such pre-emptive rights are necessary, taking into account the best interests of the company’s shareholders.

We acknowledge that international local practices typically call for shareholder pre-emptive rights when a company seeks authority to issue shares (e.g., UK authority for the issuance of only up to 5% of outstanding shares without pre-emptive rights). While we would prefer that companies be permitted to issue shares without pre-emptive rights, in deference to international local practices, in markets outside the US we will approve issuance requests without pre-emptive rights for up to 100% of a company’s outstanding capital.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor and the Subadvisors vote against adoption of a dual or multiple class capitalization structure.

Restructurings/Recapitalizations. The Advisor and the Subadvisors review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. In voting, the Advisor and the Subadvisors consider the following issues:

•

  dilution—how much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•

change in control—will the transaction result in a change in control of the company?

•

  bankruptcy—generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs. Boards may institute share repurchase or stock buy-back programs for a number of reasons.
The Advisor and the Subadvisors will generally vote in favor of such programs where the repurchase would be in the long-term best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

The Advisor and the Subadvisors will vote against such programs when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive maneuver or an attempt to entrench management.

Targeted Share
Placements. These shareholder proposals ask companies to seek shareholder approval before placing 10% or more of their voting stock with a single investor. The proposals are typically in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case-by-case basis after reviewing the individual situation of the company receiving the proposal.

EXECUTIVE AND DIRECTOR COMPENSATION

Executive Compensation (“Say on Pay”). Votes regarding shareholder “say on pay” are determined on a case-by-case basis. Generally, the Advisor and Subadvisors believe that executive compensation should be tied to the long-term performance of the executive and the company both in absolute and relative to the peer group. The Advisor and Subadvisor therefore monitor the compensation practices of portfolio companies to determine whether compensation to these executives is commensurate to the company’s total shareholder return (TSR) (i.e., the Advisor and Subadvisor generally expect companies that pay their executives at the higher end of the pay range to also be performing commensurately well).

Further, pay elements that
are not directly based on performance are generally evaluated on a case-by-case basis considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The following list highlights certain negative pay practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•

  Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•

Excessive perquisites or tax gross-ups;

•

New or extended agreements that provide for:

•

CIC payments exceeding 3 times base salary and bonus;

•

  CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•

CIC payments with excise tax gross-ups (including “modified” gross-ups).

Also, we generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”). We generally vote for annual advisory votes on compensation as we note that executive compensation is also evaluated on an annual basis by the company’s compensation committee.

Stock-based Incentive Plans. Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options or restricted stock, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power. Once the cost of the plan is estimated, it is compared to an allowable industry-specific and market cap-based dilution cap.

If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote—even in cases where the plan cost is considered acceptable based on the quantitative analysis.

The Advisor and the Subadvisors vote against equity plans
that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by the Advisor).

Approval of Cash or Cash-and-Stock Bonus Plans. The Advisor and the Subadvisors vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code of 1986, as amended (the “Code”).

Reload/Evergreen Features.
The Advisor and the Subadvisors will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (“evergreen”) feature.

Golden Parachutes. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. In particular, the Advisor and the Subadvisors oppose the use of employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) and generally withhold their votes at the next shareholder meeting for directors whom to its knowledge approved golden parachutes.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or
Proposed Sale. We vote on a case-by-case basis on proposals to approve the company’s golden parachute compensation. Features that may lead to a vote against include:

•

  Potentially excessive severance payments (cash grants of greater than three times annual compensation (salary and bonus));

•

Agreements that include excessive excise tax gross-up provisions;

•

Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•

  Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•

  Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•

In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•

  The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

401(k) Employee Benefit Plans. The Advisor and the Subadvisors vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Purchase Plans. The Advisor and the Subadvisors support employee stock purchase plans, although the
Advisor and the Subadvisors generally believe the discounted purchase price should be at least 85% of the current market price.

Option
Expensing. The Advisor and the Subadvisors vote for shareholder proposals to expense fixed-price options.

Vesting. The Advisor and
the Subadvisors believe that restricted stock awards normally should vest over at least a two-year period.

Option Repricing. The
Advisor and the Subadvisors believe that stock options generally should not be re-priced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor and the Subadvisors will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Stock Holding Periods. The Advisor and the Subadvisors generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

Transferable Stock
Options. The Advisor and the Subadvisors review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

Recoup Bonuses. The Advisor and the Subadvisors vote on a case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

INCORPORATION

Reincorporation Outside of the United States. Generally, the Advisor and the Subadvisors will vote against companies looking to reincorporate outside of the U.S.

Voting on State Takeover Statutes. The Advisor and the Subadvisors review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes,

control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions). In voting on these shareholder proposals, The Advisor and the Subadvisors evaluate all facts and circumstances surrounding such proposal, including whether the shareholder proposing such measure has an agenda in making such proposal that may be at odds with the long-term best interests of the company or whether it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Voting on Reincorporation Proposals. Proposals to change a company’s state of incorporation are examined on a case-by-case basis. In making its decision, the Advisor and the Subadvisors review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

MERGERS AND CORPORATE RESTRUCTURINGS

Mergers and Acquisitions. Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

The Advisor and the Subadvisors vote against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor and the Subadvisors support proposals that seek to lower super-majority voting requirements.

Nonfinancial Effects of a Merger or Acquisition. Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. The Advisor and the Subadvisors generally vote against proposals to adopt such charter provisions. The Advisor and the Subadvisors feel it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

Corporate Restructuring. Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

Spin-offs. Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales. Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations. Votes on liquidations should be made on
a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights. The Advisor and the Subadvisors vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

Changing Corporate Name. The Advisor and the Subadvisors vote for changing the corporate name.

SHAREHOLDER RIGHTS

Our position on the rights of shareholders is as follows:

•

  Shareholders should be given the opportunity to exercise their rights. Notification of opportunities for the exercise of voting rights should be given in good time.

•

Shareholders are entitled to submit questions to company management.

•

Minority shareholders should be protected as far as possible from the exercise of voting rights by majority shareholders.

•

Shareholders are entitled to hold company management as well as the legal person or legal entity accountable for any action caused by the company or company management for which the company, company management or legal entity should bear responsibility.

ENVIRONMENTAL AND SOCIAL ISSUES

The Advisor and Subadvisors recognize that the companies in which we invest can enhance shareholder value and long-term profitability by adopting policies and procedures that promote corporate social and environmental responsibility. Because of the diverse nature of environmental and social shareholder proposals and the myriad ways companies deal with them, these proposals should be considered on a case-by-case basis. All such proposals are scrutinized based on whether they contribute to the creation of shareholder value, are reasonable and relevant, and provide adequate disclosure of key issues to shareholders. When evaluating social and environmental shareholder proposals, we tend to focus on the financial aspects of the social and environmental proposals, and we consider the following factors (in the order of importance as set forth below):

•

  Whether adoption of the proposal is likely to have significant economic benefit for the company, such that shareholder value is enhanced or protected by the adoption of the proposal;

•

Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action, as many social and environmental issues are more properly the province of government and broad regulatory action;

•

Whether the subject of the proposal is best left to the discretion of the board;

•

Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•

  Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•

  The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•

Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•

  Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•

  Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

APPENDIX B

RATING CATEGORIES

The following is a description of certain ratings assigned by S&P, Moody’s and Fitch Ratings (Fitch).

S&P

An S&P issue credit
rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings also are used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•

likelihood of payment;

•

  capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•

nature of and provisions of the obligation; and

•

protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may
incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.
“BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated “CC” is currently highly vulnerable to nonpayment.

A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated
“D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due, unless S&P believes that such payments will be made within the shorter of the stated grace period but not longer than five business days. Both the longer stated grace period and the absence of a grace period are irrelevant. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note: The ratings from “AA” to
“CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

An “NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are

designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated “B” is regarded as having
significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

A
short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings Definitions

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:

•

  amortization schedule the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•

  source of payment the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Moody’s

Long-Term Obligation Ratings and Definitions

Moody’s long-term obligation ratings are opinions of the relative credit risk of financial income obligations with an original maturity of one year or more. They address the possibility that a financial

obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

Obligations rated “B” are considered speculative and are subject to high credit risk.

Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s
short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Corporate Finance
Obligations—Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability also is included in the rating assessment. This notably applies to covered bond ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between
30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower or the same as that entity’s issuer rating.

Highest credit quality: “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Very
high credit quality: “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

High credit quality: “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality: “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative:
“BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Highly speculative: “B” ratings indicate that material credit risk is present.

Substantial credit risk: “CCC” ratings indicate that substantial credit risk is present.

Very high levels of credit risk: “CC” ratings indicate very high levels of credit risk.

Exceptionally high levels of credit risk: “C” indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “B.”

Structured, Project & Public Finance Obligations—Long-Term Rating Scales

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

Highest credit quality: “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Very
high credit quality: “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

High credit quality: “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality: “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative: “BB” ratings indicate an elevated
vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

Highly speculative:
“B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

Substantial credit risk: “CCC” indicates that default is a real possibility.

Very high levels of credit risk: “CC” indicates that default of some kind appears probable.

Exceptionally high levels of credit risk: “C” indicates that default appears imminent or inevitable.

Default: “D” indicates a default. Default generally is defined as one of the following:

•

failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•

  the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•

the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Short-Term Ratings Assigned to Obligations in Corporate, Public
and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as
“short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Highest short-term credit quality: “F1” indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Good short-term credit quality: “F2” indicates good
intrinsic capacity for timely payment of financial commitments.

Fair short-term credit quality: “F3” indicates that the
intrinsic capacity for timely payment of financial commitments is adequate.

Speculative short-term credit quality: “B”
indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

High short-term default risk: “C” indicates that default is a real possibility.

Restricted default: “RD” indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

Default:
“D” indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

MULTIFDSAI-0914

PART C

OTHER INFORMATION

ITEM 28.
EXHIBITS

(a)

(i)

Articles of Incorporation(1)

(ii)

Articles of Amendment(2)

(iii)

Articles Supplementary(2)

(b)

By-Laws(1)

(c)

The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH and Article SEVENTH), filed as Exhibit (a) to this
Registration Statement and the Registrant’s By-Laws (Article II and Article VI) filed as Exhibit (b) to this Registration Statement.

(d)

(i)

Form of Investment Advisory Agreement(2)

(ii)

Form of Investment Subadvisory Agreement with Cohen & Steers Asia Limited(*)

(iii)

Form of Investment Subadvisory Agreement with Cohen & Steers UK Limited(*)

(e)

(i)

Form of Distribution Agreement(2)

(f)

Not Applicable

(g)

Form of Custody Agreement(2)

(h)

(i)

Form of Administration Agreement between the Fund and the Advisor(2)

(ii)

Form of Administration Agreement between the Fund and U.S. Bancorp Fund Services, LLC(2)

(iii)

Form of Transfer Agency and Service Agreement(3)

(iv)

Amended Shareholder Services Plan(4)

(v)

Form of Amended Fee Waiver Agreement(*)

(i)

Opinion and Consent of Venable LLP(3)

(j)

Consent of Independent Registered Public Accounting Firm(*)

(k)

Not Applicable

(l)

Investment Representation Letter(3)

(m)

Amended Distribution Plan(4)

(n)

Amended Multiple-Class Plan(4)

(p)

Code of Ethics, amended December 2013(3)

(1)
Incorporated by reference to the Registration Statement on Form N-1A (333-189934; 811-22867) filed with the Securities and Exchange Commission on July 12, 2013
(Accession Number 0001193125-13-289564).

(2)
Incorporated by reference from Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A
(333-189934; 811-22867) filed with the Commission on December 4, 2013 (Accession Number 0001193125-13-462177).

(3)
Incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on December 17, 2013 (Accession Number
0001193125-13-476136).

(4)
Incorporated by reference from Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the Securities and Exchange
Commission on July 13, 2014 (Accession Number 0001193125-14-277127)

(*)
Filed herein.

ITEM 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 30.
INDEMNIFICATION

It is the
Registrant’s policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s
Articles of Incorporation, filed as Exhibit (a) to this Registration Statement, and Article VIII, of the Registrant’s By-Laws, filed as Exhibit (b) to this Registration Statement. The liability of the Registrant’s directors and officers is dealt with in Article EIGHTH of Registrant’s Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment advisor (the “Advisor”), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, to be filed as Exhibit (d)(i) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, to be filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant’s
distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of the Underwriting Agreement and Distribution Agreement to be filed as Exhibits (e)(i) and (e)(ii), respectively, to this Registration Statement.

Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the Registrant’s shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

This information is set forth under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this
Registration Statement.

The following is a list of the directors and officers of the Advisor. Unless otherwise indicated, none of the persons listed below has had other business connections of a substantial nature during the past two fiscal years other than as stated in the Prospectus forming Part A of this Registration Statement or in response to Item 32(b)
below.

Name

Title

  Other Business/Position
Held/Dates

Robert H. Steers

Chief Executive Officer, Director

*

Martin Cohen

Executive Chairman, Director

*

Joseph M. Harvey

President

*

Adam M. Derechin

Executive Vice President and Chief Operating Officer

*

Matthew S. Stadler

Executive Vice President and Chief Financial Officer

*

Frank Poli

Executive Vice President, General Counsel

Quantum Sphere, Inc., Board of Directors, 2006 - present

Name

Title

  Other Business/Position
Held/Dates

Douglas R. Bond

Executive Vice President

*

William J. Frischling

Executive Vice President

*

Stephen Dunn

Executive Vice President

*

Jon Cheigh

Executive Vice President

*

Thomas Bohjalian

Executive Vice President

*

William F. Scapell

Executive Vice President, Director of Fixed Income Investments

*

James Giallanza

Executive Vice President

*

Michele Nolty

Executive Vice President

*

David Edlin

Executive Vice President

*

Richard E. Helm

Senior Vice President

*

Robert Becker

Senior Vice President

*

Lisa Phelan

Senior Vice President and Director of Compliance

*

Yigal Jhirad

Senior Vice President

*

Steven Buckridge

Senior Vice President

*

Stephen Coyle

Senior Vice President

*

Brooks Hamblett

Senior Vice President

*

Christopher Henderson

Senior Vice President

*

James McAdams

Senior Vice President

*

Charles McKinley

Senior Vice President

*

Matthew Pace

Senior Vice President

Pace Metals, Inc., Vice President, 1996 - present; Pace-Glass, Inc., Vice President, 1996 - present

Stephen Kenneally

Senior Vice President

*

Leonard Geiger

Senior Vice President

*

Siobhan Traynor

Senior Vice President

*

Wai Lim Leung

Senior Vice President

*

Nicholas Koutsoftas

Senior Vice President

*

Elena Dulik

Senior Vice President

*

Benjamin Ross

Senior Vice President

*

Luke Sullivan

Senior Vice President

*

Rogier Quirijns

Senior Vice President

*

Name

Title

Other Business/Position Held/Dates

Edward Rieger

Senior Vice President

*

Shui Seto

Senior Vice President

*

Todd Voigt

Senior Vice President

*

Tina M. Payne

Senior Vice President and Associate General Counsel

*

Norbert Berrios

Senior Vice President

*

Michael Penn

Senior Vice President

*

James MacPherson

Senior Vice President

*

Martha Shapiro

Senior Vice President

*

Adam Johnson

Senior Vice President and Associate General Counsel

*

Ben Morton

Senior Vice President

*

Matthew Karcic

Senior Vice President

*

Michael DeGroff

Senior Vice President

*

Deborah Benzel

Senior Vice President

*

Kim Spellman

Senior Vice President

*

Dev Subhash

Senior Vice President

*

Elaine Zaharis-Nikas

Senior Vice President

*

Jason Yablon

Senior Vice President

*

Jamie Zimmerman

Senior Vice President

*

Neil Bloom

Vice President

*

Anatoliy Cheravach

Vice President

*

Austin Fagan

Vice President

*

Jamelah Leddy

Vice President

*

Michael Loftus

Vice President

*

Kevin Lotti

Vice President

*

Mark Miness

Vice President

*

Ronald Pucillo

Vice President

*

Name

Title

  Other Business/Position
Held/Dates

Stephen Tone

Vice President

*

Thomas Watkins

Vice President

*

Pascal van Garderen

Vice President

*

Quynh Dang

Vice President

*

Luis Polit

Vice President

*

Ted Valenti

Vice President

*

Scott Dwyer

Vice President

*

Michael Hart

Vice President

*

Christopher Barrett

Vice President

*

Humberto Medina

Vice President

*

Julia Chin

Vice President

*

Robert Cipriano

Vice President

*

Judy Diaz

Vice President

Truesoft, Inc., President, 2006 - present

William Formosa

Vice President

*

Stanislav Platsman

Vice President

*

Kevin Rochefort

Vice President

*

Janine Seto-Moy

Vice President

*

Elizabeth Shaar-Krudener

Vice President

*

Benjamin Tisdale

Vice President

*

Andrew Humble

Vice President

*

Name

Title

Other Business/Position Held/Dates

Heather Kaden

Vice President

*

Rohan Kalyanpur

Vice President

*

Mathew Kirschner

Vice President

*

Stephen Lavine

Vice President

*

Matthew McAvoy

Vice President

*

Antonia Montanari

Vice President

*

Damien Porras

Vice President

*

Saho Tada

Vice President

*

Jason Williams

Vice President

*

Joseph Williams

Vice President

*

Yue Zhang

Vice President

*

William Cheng

Vice President

*

Michael Kaufmann

Vice President

*

John Murphy

Vice President

*

Andrew Schaffler

Vice President

*

Evan Serton

Vice President

*

Parke Miller Johnson

Vice President

*

Emily Conte

Vice President

*

Jonathan Beshel

Vice President

*

Jerome Dorost

Vice President

*

Laurel Durkay

Vice President

*

Lorraine Tutovic

Vice President

*

William Alstrin

Vice President

*

Laura Baffico

Vice President

*

Michelle Butler

Vice President

*

Michael Cavaliere

Vice President

*

Wai Ming Chan

Vice President

*

Gustaf Colliander

Vice President

*

Brian Cordes

Vice President

*

Robert Demert

Vice President

*

Dana DeVivo

Vice President

*

Mario Favetta

Vice President

*

Gregg Jones

Vice President

*

Jung Mi Kim

Vice President

*

Chi Yeung Ko

Vice President

*

Hin Fai Lam

Vice President

*

Francis McNamara

Vice President

*

Brian Meta

Vice President

*

Kenneth Paek

Vice President

*

Joeri Peeters

Vice President

*

Christopher Rhine

Vice President

*

Daniel Shore

Vice President

*

Elliot Trencher

Vice President

*

Henry Yeng

Vice President

*

Quynh Dong

Vice President

*

Michael Hart

Vice President

*

Humberto Medina

Vice President

*

Julia Phillips

Vice President

*

Stephen Quan

Vice President

*

Nicholas Scherf

Vice President

*

ITEM 32.
PRINCIPAL UNDERWRITERS

(a)
Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company (in addition to the Registrant) for which Cohen & Steers Securities, LLC acts as principal underwriter are:

Cohen & Steers Dividend Value Fund, Inc.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

Cohen & Steers Institutional Global Realty Shares, Inc.

Cohen & Steers Institutional Realty Shares, Inc.

Cohen & Steers International Realty Fund, Inc.

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Real Assets Fund, Inc.

Cohen & Steers Realty Income Fund, Inc.

Cohen & Steers Realty Shares, Inc.

Cohen & Steers Global Infrastructure Fund, Inc.

Cohen & Steers Preferred Securities and Income Fund, Inc.

(b) The following are directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 280
Park Avenue, New York, New York 10017.

Name

  Position and
Offices with Distributor

  Position and
Offices with Registrant

Robert H. Steers

Vice President

Chairman and Director

Martin Cohen

Vice President

None

Joseph M. Harvey

None

Director

Adam M. Derechin

Vice President

President and Chief Executive Officer

Francis C. Poli

President and Chief Legal Officer

Secretary and Chief Legal Officer

Stephen Dunn

Vice President

None

David Edlin

Vice President

None

Matthew Stadler

Chief Financial Officer and Treasurer

None

Lisa D. Phelan

Vice President and Chief Compliance Officer

Chief Compliance Officer

Tina M. Payne

Secretary

Assistant Secretary

(c) Not Applicable.

ITEM 33.
LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of
1940, as amended, and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s
Sub-Administrator and Custodian, U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All other records so required to be maintained will be maintained at the offices of
Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

ITEM 34.
MANAGEMENT SERVICES

Not
Applicable.

ITEM 35.
UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of September, 2014.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:

/s/ ADAM DERECHIN

NAME:

ADAM DERECHIN

TITLE:

PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective
Amendment has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE

TITLE

DATE

By:

/s/ ADAM DERECHIN (ADAM DERECHIN)

President and Chief Executive Officer (Principal Executive Officer)

September 30, 2014

By:

  /s/ JAMES GIALLANZA
(JAMES GIALLANZA )

Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

September 30, 2014

By:

* (ROBERT H. STEERS)

Chairman and Director

September 30, 2014

By:

  /s/ JOSEPH M. HARVEY
(JOSEPH M. HARVEY)

Director

September 30, 2014

By:

* (MICHAEL G. CLARK)

Director

September 30, 2014

By:

* (BONNIE COHEN)

Director

September 30, 2014

By:

* (GEORGE GROSSMAN)

Director

September 30, 2014

By:

* (RICHARD E. KROON)

Director

September 30, 2014

By:

* (RICHARD J. NORMAN)

Director

September 30, 2014

By:

* (FRANK K. ROSS)

Director

September 30, 2014

By:

* (C. EDWARD WARD, JR.)

Director

September 30, 2014

By:

/s/ TINA M. PAYNE * TINA M. PAYNE ATTORNEY-IN-FACT

September 30, 2014